United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2014 is provided below.

Schedule of Investments March 31, 2014 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.6%
AGL Energy Ltd.	44,909	$633,281
ALS Ltd.	31,254	213,413
Alumina Ltd. (a)	203,696	226,847
Amcor Ltd.	90,897	878,244
AMP Ltd.	227,164	1,051,451
APA Group	64,828	386,377
Asciano Ltd.	75,530	365,412
ASX Ltd.	14,765	494,756
Aurizon Holdings Ltd.	155,515	742,834
Australia & New Zealand Banking Group Ltd.	210,531	6,476,551
Bank of Queensland Ltd.	25,559	305,378
Bendigo and Adelaide Bank Ltd.	32,618	344,578
BGP Holdings PLC (a)	783,183	11
BHP Billiton Ltd.	246,403	8,351,890
Boral Ltd.	61,931	325,504
Brambles Ltd.	122,532	1,054,269
Caltex Australia Ltd.	9,654	197,541
CFS Retail Property Trust	156,155	273,984
Coca-Cola Amatil Ltd.	43,897	449,839
Cochlear Ltd.	4,105	217,283
Commonwealth Bank of Australia	123,665	8,902,576
Computershare Ltd.	38,598	434,082
Crown Resorts Ltd.	29,882	462,160
CSL Ltd.	37,610	2,429,291
Dexus Property Group	417,920	412,124
Echo Entertainment Group Ltd.	52,974	120,582
Federation Centres Ltd.	114,385	250,735
Flight Centre Ltd.	3,947	192,564
Fortescue Metals Group Ltd.	118,642	580,857
Goodman Group	129,181	568,158
GPT Group	126,543	430,093
Harvey Norman Holdings Ltd.	38,809	119,013
Iluka Resources Ltd.	33,664	309,987
Incitec Pivot Ltd.	121,807	334,977
Insurance Australia Group Ltd.	181,206	937,209
Leighton Holdings Ltd.	12,216	239,465
Lend Lease Group	40,772	449,019
Macquarie Group Ltd.	22,621	1,219,767
Metcash Ltd.	63,088	153,291
Mirvac Group	273,505	432,216
National Australia Bank Ltd.	180,290	5,944,185
Newcrest Mining Ltd. (a)	57,934	530,118
Orica Ltd.	27,720	564,047
Origin Energy Ltd.	84,100	1,117,015
Qantas Airways Ltd. (a)	77,541	79,662
QBE Insurance Group Ltd.	92,534	1,099,668
Ramsay Health Care Ltd.	9,937	444,027
REA Group Ltd.	4,134	187,325
Rio Tinto Ltd.	33,191	1,957,694
Santos Ltd.	73,137	916,892
Seek Ltd.	25,351	414,487
Sonic Healthcare Ltd.	28,030	449,070

Common Stocks	Shares	Value
Australia (concluded)
SP AusNet	124,539	$151,607
Stockland	172,175	599,765
Suncorp Group Ltd.	96,939	1,160,108
Sydney Airport	82,654	321,605
Tabcorp Holdings Ltd.	52,333	165,743
Tatts Group Ltd.	113,710	306,186
Telstra Corp. Ltd.	331,655	1,563,900
Toll Holdings Ltd.	49,469	239,233
Transurban Group	107,659	725,789
Treasury Wine Estates Ltd.	46,594	153,059
Wesfarmers Ltd.	87,778	3,363,259
Westfield Group	151,835	1,446,266
Westfield Retail Trust	223,839	619,724
Westpac Banking Corp.	238,540	7,669,694
Woodside Petroleum Ltd.	50,904	1,843,204
Woolworths Ltd.	96,568	3,202,380
WorleyParsons Ltd.	14,832	208,887

		79,412,208
Austria — 0.3%
Andritz AG	5,404	334,137
Erste Group Bank AG	19,640	671,874
Immofinanz AG (a)	71,433	334,826
OMV AG	11,146	505,935
Raiffeisen Bank International AG	8,424	281,106
Strabag SE	30,711	1
Telekom Austria AG	15,806	157,380
Vienna Insurance Group AG	2,602	128,577
Voestalpine AG	8,606	378,739

		2,792,575
Belgium — 1.2%
Ageas	17,580	783,880
Anheuser-Busch InBev NV	61,664	6,494,157
Belgacom SA	12,583	394,259
Colruyt SA	5,476	301,864
Delhaize Group	7,869	575,476
Groupe Bruxelles Lambert SA	6,236	622,977
KBC Groep NV	19,013	1,170,934
Solvay SA	4,431	696,044
Telenet Group Holding NV	4,118	253,846
UCB SA	8,283	664,511
Umicore SA	8,882	452,927

		12,410,875
Denmark — 1.3%
A.P. Moeller—Maersk A/S, Class A	44	506,369
A.P. Moeller—Maersk A/S, Class B	101	1,208,844
Carlsberg A/S, Class B	8,015	796,753
Coloplast A/S, Class B	8,875	717,553
Danske Bank A/S	50,941	1,417,424
DSV A/S	14,726	474,844
Novo Nordisk A/S, Class B	152,792	6,956,960

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Novozymes A/S, Class B	17,918	$787,657
TDC A/S	60,685	561,012
Tryg A/S	1,678	165,983
William Demant Holding A/S (a)	1,914	163,567

		13,756,966
Finland — 0.9%
Elisa OYJ	10,481	301,500
Fortum OYJ	35,380	804,231
Kone OYJ, Class B	23,938	1,005,118
Metso OYJ	9,209	301,548
Neste Oil OYJ	8,875	180,954
Nokia OYJ (a)	288,695	2,124,047
Nokian Renkaat OYJ	8,420	340,670
Orion OYJ, Class B	7,935	239,556
Pohjola Bank PLC, Class A	10,148	225,922
Sampo OYJ, Class A	34,770	1,804,900
Stora Enso OYJ, Class R	43,104	461,312
UPM-Kymmene OYJ	39,871	682,149
Wartsila OYJ	13,626	740,661

		9,212,568
France — 10.0%
Accor SA	12,207	624,718
Aeroports de Paris	2,172	270,710
Air Liquide SA	23,950	3,243,310
Airbus Group NV	45,265	3,241,921
Alcatel-Lucent (a)	213,328	840,140
Alstom SA	16,336	445,820
ArcelorMittal	75,327	1,215,709
Arkema	4,755	537,912
AtoS	5,307	479,586
AXA SA	137,981	3,584,571
BNP Paribas SA	76,396	5,890,064
Bouygues SA	14,603	608,502
Bureau Veritas SA	17,032	522,391
Cap Gemini SA	10,725	811,952
Carrefour SA	47,709	1,845,590
Casino Guichard-Perrachon SA	4,285	509,472
CGG (a)	11,523	184,670
Christian Dior SA	4,316	828,958
Cie Generale des Etablissements Michelin	14,516	1,814,714
CNP Assurances	13,219	279,979
Compagnie de Saint-Gobain	32,155	1,941,331
Credit Agricole SA (a)	76,303	1,202,553
Danone SA	43,629	3,082,271
Dassault Systemes SA	4,678	547,398
Edenred	15,541	487,513
EDF SA	18,515	732,094
Essilor International SA	15,584	1,572,709

Common Stocks	Shares	Value
France (concluded)
Eurazeo	2,296	$206,209
Eutelsat Communications SA	11,350	385,170
Fonciere Des Regions	2,308	213,741
GDF Suez	102,081	2,792,423
Gecina SA	1,582	210,260
Groupe Eurotunnel SA, Registered Shares	40,758	520,281
ICADE	2,822	279,000
Iliad SA	2,087	601,770
Imerys SA	2,500	222,276
JCDecaux SA	4,659	203,903
Kering	5,754	1,173,211
Klepierre	7,190	321,648
L’Oreal SA	18,569	3,063,520
Lafarge SA	14,608	1,140,153
Lagardere S.C.A.	8,620	342,133
Legrand SA	20,596	1,279,424
LVMH Moet Hennessy Louis Vuitton SA	19,552	3,543,062
Natixis	70,781	519,830
Orange SA	142,636	2,106,982
Pernod Ricard SA	16,374	1,905,525
Publicis Groupe SA	13,829	1,248,496
Remy Cointreau SA	2,081	166,926
Renault SA	14,630	1,421,068
Rexel SA	18,198	477,467
Safran SA	20,529	1,422,239
Sanofi	91,666	9,579,011
Schneider Electric SA	42,190	3,738,628
SCOR SE	11,602	406,364
SES SA	22,818	851,330
Societe BIC SA	2,281	299,625
Societe Generale SA	55,397	3,409,993
Sodexo	7,501	786,190
Suez Environnement Co.	21,425	435,215
Technip SA	7,827	806,844
Thales SA	6,976	462,578
Total SA	164,091	10,801,211
Unibail-Rodamco SE	7,390	1,917,912
Valeo SA	5,758	810,919
Vallourec SA	8,109	439,916
Veolia Environnement SA	27,102	537,109
Vinci SA	37,140	2,756,875
Vivendi SA	92,938	2,586,729
Wendel SA	2,515	390,975
Zodiac Aerospace	12,880	455,065

		104,585,764
Germany — 9.1%
Adidas AG	15,895	1,718,713
Allianz SE, Registered Shares	35,005	5,916,499
Axel Springer AG	2,870	183,657
BASF SE	70,469	7,841,276

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	2

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (continued)
Bayer AG, Registered Shares	63,443	$8,591,679
Bayerische Motoren Werke AG	25,510	3,223,598
Bayerische Motoren Werke AG, Preference Shares	4,015	379,353
Beiersdorf AG	7,550	736,380
Brenntag AG	3,940	731,719
Celesio AG	3,574	122,167
Commerzbank AG (a)	73,902	1,359,361
Continental AG	8,491	2,036,289
Daimler AG, Registered Shares	73,871	6,988,109
Deutsche Bank AG, Registered Shares	78,272	3,508,036
Deutsche Boerse AG	15,051	1,198,262
Deutsche Lufthansa AG, Registered Shares (a)	17,906	469,486
Deutsche Post AG, Registered Shares	70,174	2,608,889
Deutsche Telekom AG, Registered Shares	222,125	3,604,104
Deutsche Wohnen AG	21,875	469,190
E.ON SE	138,808	2,710,931
Fraport AG Frankfurt Airport Services Worldwide	2,725	203,620
Fresenius Medical Care AG & Co. KGaA	16,848	1,178,799
Fresenius SE & Co. KGaA	9,608	1,508,154
Fuchs Petrolub SE, Preference Shares	2,547	255,893
GEA Group AG	13,592	620,980
Hannover Rueck SE	4,486	401,275
HeidelbergCement AG	10,667	914,283
Henkel AG & Co. KGaA	9,919	997,535
Henkel AG & Co. KGaA, Preference Shares	13,581	1,461,888
Hochtief AG	2,160	196,404
Hugo Boss AG	2,649	352,712
Infineon Technologies AG	83,065	990,982
K+S AG, Registered Shares	14,102	463,082
Kabel Deutschland Holding AG	1,772	243,412
Lanxess AG	6,435	485,727
Linde AG	14,257	2,854,627
MAN SE	2,794	356,150
Merck KGaA	5,095	858,030
Metro AG	10,153	414,154
Muenchener Rueckversicherungs AG, Registered Shares	13,807	3,017,065
Osram Licht AG (a)	6,414	415,895
Porsche Automobil Holding SE, Preference Shares	11,697	1,202,537
ProSiebenSat.1 Media AG, Registered Shares	16,538	758,584
RWE AG	37,350	1,515,649
SAP AG	70,706	5,735,359

Common Stocks	Shares	Value
Germany (concluded)
Siemens AG, Registered Shares	60,832	$8,203,961
Sky Deutschland AG (a)	32,556	280,933
Suedzucker AG	5,905	168,412
Telefonica Deutschland Holding AG	20,099	160,403
ThyssenKrupp AG (a)	35,558	953,976
United Internet AG, Registered Shares	7,797	365,733
Volkswagen AG	2,234	566,772
Volkswagen AG, Preference Shares	11,106	2,879,736

		95,380,420
Hong Kong — 2.7%
AIA Group Ltd.	924,400	4,396,581
ASM Pacific Technology Ltd.	17,304	168,097
Bank of East Asia Ltd.	94,532	370,163
BOC Hong Kong Holdings Ltd.	277,400	792,094
Cathay Pacific Airways Ltd.	87,263	162,988
Cheung Kong Holdings Ltd.	105,835	1,759,792
Cheung Kong Infrastructure Holdings Ltd.	52,500	335,756
CLP Holdings Ltd.	133,187	1,005,127
First Pacific Co., Ltd.	173,250	172,683
Galaxy Entertainment Group Ltd. (a)	160,000	1,396,504
Hang Lung Properties Ltd.	169,000	487,571
Hang Seng Bank Ltd.	60,353	962,806
Henderson Land Development Co., Ltd.	81,240	475,408
HKT Trust/HKT Ltd.	156,000	164,991
Hong Kong & China Gas Co., Ltd.	452,324	988,220
Hong Kong Exchanges & Clearing Ltd.	76,627	1,163,731
Hopewell Holdings Ltd.	41,349	142,281
Hutchison Whampoa Ltd.	165,176	2,192,184
Hysan Development Co., Ltd.	45,791	199,819
Kerry Properties Ltd.	52,500	175,082
Li & Fung Ltd.	437,980	649,032
The Link REIT	177,414	874,847
MGM China Holdings Ltd.	68,000	240,247
MTR Corp.	113,500	420,569
New World Development Co., Ltd.	293,226	295,798
NWS Holdings Ltd.	102,837	173,551
PCCW Ltd.	276,000	138,418
Power Assets Holdings Ltd.	107,000	928,715
Sands China Ltd.	187,800	1,408,489
Shangri-La Asia Ltd.	123,905	203,170
Sino Land Co., Ltd.	237,263	349,709
SJM Holdings Ltd.	148,000	416,951
Sun Hung Kai Properties Ltd.	125,324	1,538,901
Swire Pacific Ltd., Class A	51,077	596,582
Swire Properties Ltd.	83,000	236,920

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Wharf Holdings Ltd.	114,357	$733,449
Wheelock & Co., Ltd.	72,000	282,178
Wynn Macau Ltd.	119,600	497,797
Yue Yuen Industrial Holdings Ltd.	54,285	176,893

		27,674,094
Ireland — 0.6%
Bank of Ireland (a)	1,808,195	770,021
CRH PLC	57,232	1,601,429
James Hardie Industries SE	34,310	458,315
Kerry Group PLC, Class A	11,330	864,882
Ryanair Holdings PLC (a)	10,891	114,676
Ryanair Holdings PLC—ADR (a)	636	37,403
Shire PLC	45,428	2,248,926

		6,095,652
Israel — 0.5%
Bank Hapoalim BM	80,579	460,026
Bank Leumi Le-Israel BM (a)	97,082	378,912
Bezeq The Israeli Telecommunication Corp. Ltd.	161,737	288,313
Delek Group Ltd.	372	148,594
Israel Chemicals Ltd.	37,094	324,515
The Israel Corp. Ltd. (a)	206	115,047
Mizrahi Tefahot Bank Ltd.	8,935	122,217
NICE Systems Ltd.	4,090	182,385
Teva Pharmaceutical Industries Ltd.	65,339	3,443,407

		5,463,416
Italy — 2.5%
Assicurazioni Generali SpA	88,823	1,979,828
Atlantia SpA	29,532	758,813
Banca Monte dei Paschi di Siena SpA (a)	447,785	163,825
Banco Popolare Societa Cooperativa (a)	26,293	571,592
Enel Green Power SpA	137,956	387,444
Enel SpA	507,448	2,870,214
ENI SpA	195,244	4,896,014
Exor SpA	7,730	346,913
Fiat SpA (a)	67,779	790,185
Finmeccanica SpA (a)	29,559	291,913
Intesa Sanpaolo SpA	893,281	3,031,074
Luxottica Group SpA	12,469	720,470
Mediobanca SpA (a)	37,921	434,062
Pirelli & C SpA	18,856	296,617
Prysmian SpA	15,947	396,846
Saipem SpA	20,287	495,506
Snam SpA	153,099	896,781
Telecom Italia SpA	762,960	901,777
Telecom Italia SpA, Non- Convertible Savings Shares	473,382	444,223
Tenaris SA	37,282	823,828

Common Stocks	Shares	Value
Italy (concluded)
Terna—Rete Elettrica Nazionale SpA	120,321	$643,930
UniCredit SpA	334,532	3,057,968
Unione di Banche Italiane ScpA	66,689	629,198
UnipolSai SpA (a)	65,053	249,412

		26,078,433
Japan — 19.2%
ABC-Mart, Inc.	2,000	86,764
Acom Co., Ltd. (a)	29,800	95,215
Advantest Corp.	10,200	110,294
Aeon Co., Ltd.	48,700	548,137
AEON Financial Service Co., Ltd.	8,500	191,775
Aeon Mall Co., Ltd.	8,250	211,361
Air Water, Inc.	13,000	179,415
Aisin Seiki Co., Ltd.	14,500	523,400
Ajinomoto Co., Inc.	47,000	672,668
Alfresa Holdings Corp.	2,900	189,109
Amada Co., Ltd.	29,000	204,031
ANA Holdings, Inc. (b)	81,000	174,916
Aozora Bank Ltd.	77,000	219,235
Asahi Glass Co., Ltd.	77,100	446,093
Asahi Group Holdings Ltd.	30,700	860,699
Asahi Kasei Corp.	98,000	664,499
Asics Corp.	12,800	251,630
Astellas Pharma, Inc.	165,000	1,958,974
The Bank of Kyoto Ltd.	23,000	189,571
The Bank of Yokohama Ltd.	88,000	438,957
Benesse Holdings, Inc.	5,800	221,840
Bridgestone Corp.	50,200	1,779,122
Brother Industries Ltd.	17,100	239,096
Calbee, Inc.	5,600	131,950
Canon, Inc.	86,300	2,678,391
Casio Computer Co., Ltd.	15,800	186,819
Central Japan Railway Co.	11,100	1,296,601
The Chiba Bank Ltd.	59,000	363,158
Chiyoda Corp.	13,000	167,738
Chubu Electric Power Co., Inc. (a)	48,500	570,627
Chugai Pharmaceutical Co., Ltd.	17,400	444,436
The Chugoku Bank Ltd.	12,900	171,913
The Chugoku Electric Power Co., Inc.	22,300	310,300
Citizen Holdings Co., Ltd.	19,000	142,839
Coca-Cola West Co., Ltd.	3,900	68,121
Credit Saison Co., Ltd.	12,500	248,591
Dai Nippon Printing Co., Ltd.	44,000	420,772
The Dai-ichi Life Insurance Co., Ltd.	67,300	979,017
Daicel Corp.	21,000	172,173
Daido Steel Co., Ltd.	21,000	105,015
Daihatsu Motor Co., Ltd.	15,100	266,628
Daiichi Sankyo Co., Ltd.	51,000	859,373

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	4

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Daikin Industries Ltd.	17,600	$986,998
Dainippon Sumitomo Pharma Co., Ltd.	13,000	206,368
Daito Trust Construction Co., Ltd.	5,500	509,454
Daiwa House Industry Co., Ltd.	46,000	780,999
Daiwa Securities Group, Inc.	130,000	1,129,472
Dena Co., Ltd.	7,400	133,671
Denso Corp.	37,700	1,807,953
Dentsu, Inc.	17,413	659,396
Don Quijote Co., Ltd.	4,300	222,003
East Japan Railway Co.	25,849	1,903,974
Eisai Co., Ltd.	20,100	781,327
Electric Power Development Co., Ltd.	8,400	236,253
FamilyMart Co., Ltd.	4,800	211,085
FANUC Corp.	14,700	2,598,842
Fast Retailing Co., Ltd.	4,200	1,519,098
Fuji Electric Co., Ltd.	40,800	182,405
Fuji Heavy Industries Ltd.	45,800	1,240,258
FUJIFILM Holdings Corp.	35,600	955,573
Fujitsu Ltd.	148,000	894,590
Fukuoka Financial Group, Inc.	63,000	258,779
Gree, Inc.	9,600	106,125
GungHo Online Entertainment, Inc. (b)	24,000	130,463
The Gunma Bank Ltd.	27,000	146,852
The Hachijuni Bank Ltd.	35,000	198,896
Hakuhodo DY Holdings, Inc.	16,400	114,220
Hamamatsu Photonics KK	5,800	261,653
Hankyu Hanshin Holdings, Inc.	88,000	478,729
Hino Motors Ltd.	20,400	302,128
Hirose Electric Co., Ltd.	2,500	343,708
The Hiroshima Bank Ltd.	35,000	146,133
Hisamitsu Pharmaceutical Co., Inc.	4,400	198,562
Hitachi Chemical Co., Ltd.	7,400	100,661
Hitachi Construction Machinery Co., Ltd.	7,300	140,275
Hitachi High-Technologies Corp.	4,400	102,498
Hitachi Ltd.	374,000	2,768,369
Hitachi Metals Ltd.	15,000	213,669
Hokkaido Electric Power Co., Inc. (a)	12,900	108,730
Hokuhoku Financial Group, Inc.	85,000	162,978
Hokuriku Electric Power Co.	11,700	151,704
Honda Motor Co., Ltd.	125,100	4,401,850
Hoya Corp.	34,000	1,063,554
Hulic Co., Ltd.	20,600	282,774
Ibiden Co., Ltd.	8,400	165,732
Idemitsu Kosan Co., Ltd.	6,000	123,425
IHI Corp.	97,000	408,130
Iida Group Holdings Co., Ltd.	10,400	144,007
Inpex Corp.	69,100	897,282

Common Stocks	Shares	Value
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	28,205	$347,933
Isuzu Motors Ltd.	89,000	511,016
ITOCHU Corp.	114,600	1,340,869
Itochu Techno-Solutions Corp.	1,700	71,797
The Iyo Bank Ltd.	19,000	181,365
J. Front Retailing Co., Ltd.	34,600	238,113
Japan Airlines Co., Ltd.	4,340	213,591
Japan Exchange Group, Inc.	18,800	459,543
Japan Petroleum Exploration Co.	2,000	66,590
Japan Prime Realty Investment Corp.	64	207,293
Japan Real Estate Investment Corp.	92	462,958
Japan Retail Fund Investment Corp.	167	329,116
The Japan Steel Works Ltd.	24,000	107,774
Japan Tobacco, Inc.	84,400	2,649,096
JFE Holdings, Inc.	36,600	687,736
JGC Corp.	16,000	555,830
The Joyo Bank Ltd.	53,000	264,170
JSR Corp.	15,300	283,063
JTEKT Corp.	15,100	224,158
JX Holdings, Inc.	172,560	831,917
Kajima Corp.	60,800	212,737
Kakaku.com, Inc.	11,800	191,842
Kamigumi Co., Ltd.	17,000	165,172
Kaneka Corp.	20,000	121,024
The Kansai Electric Power Co., Inc. (a)	54,700	560,699
Kansai Paint Co., Ltd.	18,000	256,259
Kao Corp.	40,100	1,420,098
Kawasaki Heavy Industries Ltd.	108,000	397,895
KDDI Corp.	41,000	2,380,663
Keikyu Corp.	36,000	303,572
Keio Corp.	46,000	320,267
Keisei Electric Railway Co., Ltd.	20,000	173,362
Keyence Corp.	3,592	1,479,784
Kikkoman Corp.	12,000	226,532
Kinden Corp.	10,000	96,755
Kintetsu Corp.	139,000	494,266
Kirin Holdings Co., Ltd.	66,000	913,400
Kobe Steel Ltd.	230,000	305,222
Koito Manufacturing Co., Ltd.	7,000	118,708
Komatsu Ltd.	72,700	1,524,123
Konami Corp.	8,200	189,200
Konica Minolta Holdings, Inc.	37,000	346,158
Kubota Corp.	81,000	1,076,534
Kuraray Co., Ltd.	27,600	315,776
Kurita Water Industries Ltd.	8,200	178,034
Kyocera Corp.	24,600	1,108,664
Kyowa Hakko Kirin Co., Ltd.	19,000	202,453
Kyushu Electric Power Co., Inc. (a)	32,700	399,805
Lawson, Inc.	4,700	332,568

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
LIXIL Group Corp.	20,300	$560,171
M3, Inc.	11,200	183,675
Mabuchi Motor Co., Ltd.	1,800	118,017
Makita Corp.	8,700	478,966
Marubeni Corp.	125,000	839,143
Marui Group Co., Ltd.	15,700	134,706
Maruichi Steel Tube Ltd.	3,400	87,989
Mazda Motor Corp.	207,400	921,396
McDonald’s Holdings Co. Japan Ltd.	4,500	120,979
Medipal Holdings Corp.	10,100	154,658
Meiji Holdings Co., Ltd.	4,393	276,913
Miraca Holdings, Inc.	4,100	179,607
Mitsubishi Chemical Holdings Corp.	101,000	419,445
Mitsubishi Corp.	108,200	2,007,089
Mitsubishi Electric Corp.	148,000	1,666,005
Mitsubishi Estate Co., Ltd.	97,000	2,303,328
Mitsubishi Gas Chemical Co., Inc.	27,000	152,210
Mitsubishi Heavy Industries Ltd.	230,200	1,332,023
Mitsubishi Logistics Corp.	9,000	125,040
Mitsubishi Materials Corp.	87,000	246,559
Mitsubishi Motors Corp. (b)	47,300	493,996
Mitsubishi Tanabe Pharma Corp.	16,000	223,889
Mitsubishi UFJ Financial Group, Inc.	978,274	5,387,140
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,900	205,691
Mitsui & Co., Ltd.	134,200	1,896,724
Mitsui Chemicals, Inc.	64,000	156,688
Mitsui Fudosan Co., Ltd.	65,000	1,983,034
Mitsui OSK Lines Ltd.	85,000	330,625
Mizuho Financial Group, Inc.	1,769,664	3,507,213
MS&AD Insurance Group Holdings, Inc.	37,970	869,179
Murata Manufacturing Co., Ltd.	15,900	1,502,883
Nabtesco Corp.	8,900	205,429
Namco Bandai Holdings, Inc.	13,000	308,356
NEC Corp.	187,000	574,397
Nexon Co., Ltd.	7,300	61,306
NGK Insulators Ltd.	22,000	458,957
NGK Spark Plug Co., Ltd.	13,000	292,136
NHK Spring Co., Ltd.	10,700	99,505
Nidec Corp.	15,600	956,552
Nikon Corp.	26,100	420,478
Nintendo Co., Ltd.	8,400	1,004,133
Nippon Building Fund, Inc.	112	586,073
Nippon Electric Glass Co., Ltd.	26,500	136,526
Nippon Express Co., Ltd.	61,000	298,331
Nippon Meat Packers, Inc.	14,000	208,401
Nippon Paint Co., Ltd.	12,000	181,698
Nippon Prologis REIT, Inc.	107	215,987
Nippon Steel & Sumitomo Metal	589,265	1,607,972

Common Stocks	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	29,076	$1,580,037
Nippon Yusen KK	124,000	360,136
The Nishi-Nippon City Bank Ltd.	48,000	107,893
Nissan Motor Co., Ltd.	189,700	1,690,858
Nisshin Seifun Group, Inc.	15,400	169,153
Nissin Foods Holdings Co., Ltd.	4,300	194,053
Nitori Holdings Co., Ltd.	5,500	238,678
Nitto Denko Corp.	12,810	614,289
NKSJ Holdings, Inc.	24,675	633,516
NOK Corp.	7,100	115,541
Nomura Holdings, Inc.	276,300	1,772,431
Nomura Real Estate Holdings, Inc.	8,800	168,497
Nomura Research Institute Ltd.	8,100	255,525
NSK Ltd.	36,000	369,268
NTT Data Corp.	10,000	388,069
NTT DoCoMo, Inc.	116,200	1,831,019
NTT Urban Development Corp.	8,400	79,063
Obayashi Corp.	52,000	293,123
Odakyu Electric Railway Co., Ltd.	49,000	421,779
Oji Holdings Corp.	57,000	254,955
Olympus Corp. (a)	17,800	568,366
Omron Corp.	15,500	641,339
Ono Pharmaceutical Co., Ltd.	6,300	547,671
Oracle Corp. Japan	2,600	117,895
Oriental Land Co., Ltd.	3,700	562,479
ORIX Corp.	100,900	1,422,083
Osaka Gas Co., Ltd.	152,000	574,482
Otsuka Corp.	1,100	143,476
Otsuka Holdings Co., Ltd.	28,700	858,567
Panasonic Corp.	171,800	1,953,896
Park24 Co., Ltd.	7,000	133,008
Rakuten, Inc.	55,800	745,356
Resona Holdings, Inc.	166,856	806,336
Ricoh Co., Ltd.	52,000	602,826
Rinnai Corp.	2,400	211,109
Rohm Co., Ltd.	7,600	339,358
Sankyo Co., Ltd.	4,500	189,388
Sanrio Co., Ltd. (b)	4,100	138,395
Santen Pharmaceutical Co., Ltd.	6,000	265,483
SBI Holdings, Inc.	16,140	194,509
Secom Co., Ltd.	16,000	919,762
Sega Sammy Holdings, Inc.	14,432	323,981
Seiko Epson Corp.	9,800	306,218
Sekisui Chemical Co., Ltd.	35,000	363,519
Sekisui House Ltd.	41,000	507,091
Seven & I Holdings Co., Ltd.	57,400	2,187,197
Seven Bank Ltd.	49,100	192,688
Sharp Corp. (a)	111,000	338,041
Shikoku Electric Power Co., Inc. (a)	14,500	196,605
Shimadzu Corp.	16,000	142,156
Shimamura Co., Ltd.	1,600	138,454
Shimano, Inc.	6,100	613,579

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	6

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Shimizu Corp.	48,000	$248,593
Shin-Etsu Chemical Co., Ltd.	31,400	1,789,987
Shinsei Bank Ltd.	127,000	249,331
Shionogi & Co., Ltd.	22,600	417,806
Shiseido Co., Ltd.	26,500	466,896
The Shizuoka Bank Ltd.	47,000	458,022
Showa Denko KK	126,000	178,370
Showa Shell Sekiyu KK	13,200	117,865
SMC Corp.	3,900	1,028,558
Softbank Corp.	73,700	5,569,378
Sojitz Corp.	87,100	148,487
Sony Corp.	79,600	1,516,158
Sony Financial Holdings, Inc.	12,300	201,128
Stanley Electric Co., Ltd.	11,400	252,992
Sumco Corp.	8,600	66,629
Sumitomo Chemical Co., Ltd.	115,000	423,993
Sumitomo Corp.	88,100	1,120,241
Sumitomo Electric Industries Ltd.	56,800	847,955
Sumitomo Heavy Industries Ltd.	46,000	187,092
Sumitomo Metal Mining Co., Ltd.	41,000	513,889
Sumitomo Mitsui Financial Group, Inc.	97,650	4,185,660
Sumitomo Mitsui Trust Holdings, Inc.	260,820	1,180,092
Sumitomo Realty & Development Co., Ltd.	27,000	1,056,747
Sumitomo Rubber Industries Ltd.	11,800	150,094
Suntory Beverage & Food Ltd.	10,800	372,094
Suruga Bank Ltd.	13,000	229,002
Suzuken Co., Ltd.	4,900	189,550
Suzuki Motor Corp.	27,300	711,782
Sysmex Corp.	11,400	363,459
T&D Holdings, Inc.	43,800	521,290
Taiheiyo Cement Corp.	92,000	331,324
Taisei Corp.	74,000	330,243
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	193,293
Taiyo Nippon Sanso Corp.	18,000	141,582
Takashimaya Co., Ltd.	19,000	177,840
Takeda Pharmaceutical Co., Ltd.	61,100	2,891,996
TDK Corp.	10,100	421,191
Teijin Ltd.	78,000	193,262
Terumo Corp.	22,200	483,545
THK Co., Ltd.	8,200	183,822
Tobu Railway Co., Ltd.	80,000	386,275
Toho Co., Ltd.	7,900	158,338
Toho Gas Co., Ltd.	30,000	163,004
Tohoku Electric Power Co., Inc.	35,400	364,050
Tokio Marine Holdings, Inc.	52,900	1,586,491
The Tokyo Electric Power Co., Inc. (a)	113,000	454,645
Tokyo Electron Ltd.	12,900	801,742
Tokyo Gas Co., Ltd.	189,000	958,353

Common Stocks	Shares	Value
Japan (concluded)
Tokyo Tatemono Co., Ltd.	33,000	$282,756
Tokyu Corp.	87,000	531,654
Tokyu Fudosan Holdings Corp.	38,000	283,363
TonenGeneral Sekiyu KK	23,000	202,940
Toppan Printing Co., Ltd.	44,000	314,592
Toray Industries, Inc.	109,700	723,816
Toshiba Corp.	312,000	1,322,433
Toto Ltd.	24,000	332,683
Toyo Seikan Kaisha Ltd.	12,600	204,481
Toyo Suisan Kaisha Ltd.	8,000	267,311
Toyoda Gosei Co., Ltd.	4,900	93,806
Toyota Boshoku Corp.	5,000	50,560
Toyota Industries Corp.	12,100	581,540
Toyota Motor Corp.	211,500	11,927,290
Toyota Tsusho Corp.	16,400	415,970
Trend Micro, Inc.	7,500	231,723
Tsumura & Co.	4,100	98,519
Ube Industries Ltd.	87,000	160,248
Unicharm Corp.	8,600	458,867
United Urban Investment Corp.	188	276,637
USS Co., Ltd.	16,100	226,171
West Japan Railway Co.	12,600	514,286
Yahoo! Japan Corp.	108,400	531,045
Yakult Honsha Co., Ltd.	6,700	336,324
Yamada Denki Co., Ltd.	74,500	248,306
Yamaguchi Financial Group, Inc.	18,000	162,290
Yamaha Corp.	10,800	138,907
Yamaha Motor Co., Ltd.	22,200	354,176
Yamato Holdings Co., Ltd.	28,700	617,661
Yamato Kogyo Co., Ltd.	2,900	90,919
Yamazaki Baking Co., Ltd.	8,000	94,591
Yaskawa Electric Corp.	18,000	248,682
Yokogawa Electric Corp.	16,800	271,601
The Yokohama Rubber Co., Ltd.	14,000	131,667

		199,744,733
Luxembourg — 0.0%
RTL Group SA	2,814	320,486
Netherlands — 4.5%
Aegon NV	137,155	1,263,350
Akzo Nobel NV	18,190	1,483,582
ASML Holding NV	27,602	2,569,288
CNH Industrial NV (a)	71,413	821,883
Corio NV	4,942	225,757
Delta Lloyd NV	14,714	407,900
Fugro NV CVA	5,429	333,575
Gemalto NV	5,974	696,295
Heineken Holding NV	7,459	481,630
Heineken NV	17,995	1,252,225
ING Groep NV CVA (a)	294,724	4,191,470
Koninklijke Ahold NV	69,886	1,403,742
Koninklijke Boskalis Westminster NV	5,964	328,252

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Koninklijke DSM NV	12,139	$832,585
Koninklijke KPN NV (a)	242,044	854,435
Koninklijke Philips Electronics NV	72,497	2,550,380
Koninklijke Vopak NV	5,570	310,901
OCI NV (a)	7,167	325,187
QIAGEN NV (a)	18,191	382,107
Randstad Holding NV	9,181	537,352
Reed Elsevier NV	54,269	1,174,194
Royal Dutch Shell PLC, Class A	296,159	10,820,992
Royal Dutch Shell PLC, Class B	190,224	7,426,422
TNT Express NV	32,942	323,194
Unilever NV CVA	125,019	5,142,602
Wolters Kluwer NV	22,541	635,459
Ziggo NV	11,447	508,355

		47,283,114
New Zealand — 0.1%
Auckland International Airport Ltd.	82,228	272,047
Contact Energy Ltd.	25,128	116,062
Fletcher Building Ltd.	50,810	420,325
Ryman Healthcare Ltd.	29,262	222,477
Telecom Corp. of New Zealand Ltd.	133,496	283,069

		1,313,980
Norway — 0.8%
Aker Solutions ASA	12,065	187,775
DnB NOR ASA	74,201	1,289,344
Gjensidige Forsikring ASA	14,922	302,975
Norsk Hydro ASA	104,548	520,547
Orkla ASA	57,263	488,173
Seadrill Ltd.	28,771	1,012,942
Statoil ASA	85,730	2,418,847
Subsea 7 SA	19,830	368,596
Telenor ASA	51,955	1,149,911
Yara International ASA	13,967	618,650

		8,357,760
Portugal — 0.2%
Banco Espirito Santo SA,
Registered Shares (a)	140,243	262,629
EDP—Energias de Portugal SA	155,499	721,925
Galp Energia SGPS SA	26,379	455,347
Jeronimo Martins SGPS SA	20,968	351,858
Portugal Telecom SGPS SA,
Registered Shares	44,559	189,658

		1,981,417
Singapore — 1.4%
Ascendas Real Estate Investment Trust	159,962	287,931
CapitaCommercial Trust	138,000	163,374
CapitaLand Ltd.	195,749	450,849

Common Stocks	Shares	Value
Singapore (concluded)
CapitaMall Trust	190,700	$286,932
CapitaMalls Asia Ltd.	100,000	142,569
City Developments Ltd. (b)	29,535	237,691
ComfortDelGro Corp. Ltd.	158,816	251,217
DBS Group Holdings Ltd.	130,407	1,680,169
Genting Singapore PLC	464,227	493,710
Global Logistic Properties Ltd.	252,000	531,830
Golden Agri-Resources Ltd.	511,251	233,898
Hutchison Port Holdings Trust	371,000	241,217
Jardine Cycle & Carriage Ltd.	7,721	278,669
Keppel Corp. Ltd.	111,577	968,002
Keppel Land Ltd.	59,000	157,938
Noble Group Ltd.	331,840	313,721
Olam International Ltd.	108,900	192,835
Oversea-Chinese Banking Corp. Ltd.	196,914	1,523,152
SembCorp Industries Ltd.	82,590	361,268
SembCorp Marine Ltd.	59,197	190,861
Singapore Airlines Ltd.	43,009	358,336
Singapore Exchange Ltd.	67,000	370,256
Singapore Press Holdings Ltd. (b)	99,985	334,125
Singapore Technologies
Engineering Ltd.	119,213	362,698
Singapore Telecommunications Ltd.	618,132	1,796,734
StarHub Ltd.	44,157	147,734
United Overseas Bank Ltd.	97,572	1,683,062
UOL Group Ltd.	32,457	161,862
Wilmar International Ltd.	145,670	401,391
Yangzijiang Shipbuilding Holdings Ltd.	135,183	116,317

		14,720,348
Spain — 3.5%
Abertis Infraestructuras SA	28,895	660,398
ACS Actividades de Construccion y Servicios SA	13,290	522,541
Amadeus IT Holding SA, Class A	29,629	1,231,235
Banco Bilbao Vizcaya Argentaria SA	444,026	5,339,061
Banco de Sabadell SA (a)	264,616	818,080
Banco Popular Espanol SA	124,536	941,682
Banco Santander SA	889,736	8,493,557
Bankia SA (a)	309,046	653,108
CaixaBank SA	138,374	890,720
Distribuidora Internacional de Alimentacion SA	44,071	403,018
Enagas SA	13,781	419,222
Ferrovial SA	30,218	655,058
Gas Natural SDG SA	27,922	785,542
Grifols SA	11,964	655,658
Iberdrola SA	369,460	2,585,281
Inditex SA	16,782	2,517,790

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	8

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
International Consolidated Airlines Group SA (a)	77,140	$538,285
Mapfre SA	82,254	347,070
Red Electrica Corp. SA	7,322	595,389
Repsol SA	67,316	1,719,209
Telefonica SA	314,358	4,981,548
Zardoya Otis SA	11,808	201,253

		35,954,705
Sweden — 3.2%
Alfa Laval AB	23,818	645,192
Assa Abloy AB, Class B	25,280	1,346,581
Atlas Copco AB, Class A	51,160	1,476,923
Atlas Copco AB, Class B	30,955	847,898
Boliden AB	19,708	300,124
Electrolux AB, Class B	18,628	407,870
Elekta AB, B Shares	27,383	364,535
Getinge AB, Class B	15,355	433,523
Hennes & Mauritz AB, Class B	72,898	3,109,116
Hexagon AB, Class B	18,246	620,338
Husqvarna AB, Class B	29,922	208,921
Industrivarden AB, Class C	10,166	197,088
Investment AB Kinnevik, Class B	16,724	617,801
Investor AB, Class B	34,917	1,264,784
Lundin Petroleum AB (a)	17,569	361,667
Millicom International Cellular SA	4,886	497,650
Nordea Bank AB	233,225	3,308,438
Sandvik AB	81,442	1,151,925
Scania AB, Class B	24,670	726,059
Securitas AB, Class B	22,513	260,730
Skandinaviska Enskilda Banken AB, Class A	115,543	1,587,247
Skanska AB, Class B	28,945	682,331
SKF AB, Class B	30,408	778,597
Svenska Cellulosa AB, B Shares	44,422	1,308,278
Svenska Handelsbanken AB, Class A	38,024	1,910,765
Swedbank AB, Class A	68,943	1,850,824
Swedish Match AB	15,851	518,909
Tele2 AB, Class B	25,133	312,040
Telefonaktiebolaget LM Ericsson, Class B	233,688	3,116,776
TeliaSonera AB	180,218	1,361,077
Volvo AB, Class B	115,957	1,843,289

		33,417,296
Switzerland — 9.5%
ABB Ltd., Registered Shares	168,792	4,360,060
Actelion Ltd., Registered Shares (a)	7,729	732,464
Adecco SA, Registered Shares (a)	10,504	874,208
Aryzta AG (a)	6,602	583,783

Common Stocks	Shares	Value
Switzerland (continued)
Baloise Holding AG, Registered Shares	3,672	$462,235
Barry Callebaut AG, Registered Shares (a)	174	234,658
Cie Financiere Richemont SA, Registered Shares	40,072	3,828,405
Coca-Cola HBC AG (a)	1,391	34,679
Coca-Cola HBC AG—ADR	13,591	338,008
Credit Suisse Group AG, Registered Shares	116,360	3,766,348
EMS-Chemie Holding AG, Registered Shares	575	217,300
Geberit AG, Registered Shares	2,960	969,927
Givaudan SA, Registered Shares (a)	697	1,078,086
Glencore Xstrata PLC (a)	815,086	4,204,437
Holcim Ltd., Registered Shares (a)	17,829	1,477,654
Julius Baer Group Ltd.	17,092	759,068
Kuehne & Nagel International AG, Registered Shares	4,111	575,309
Lindt & Spruengli AG	62	307,317
Lindt & Spruengli AG, Registered Shares	8	471,014
Lonza Group AG, Registered Shares (a)	3,900	397,933
Nestle SA, Registered Shares	247,339	18,617,105
Novartis AG, Registered Shares	176,439	14,981,069
Pargesa Holding SA, Bearer Shares	2,037	176,421
Partners Group Holding AG	1,370	384,815
Roche Holding AG	53,887	16,207,253
Schindler Holding AG, Participation Certificates	3,448	508,314
Schindler Holding AG, Registered Shares	1,514	222,371
SGS SA, Registered Shares	431	1,062,963
Sika AG	161	658,578
Sonova Holding AG, Registered Shares	3,804	556,513
STMicroelectronics NV	49,663	460,223
Sulzer AG, Registered Shares	1,732	238,337
The Swatch Group AG, Bearer Shares	2,351	1,474,860
The Swatch Group AG, Registered Shares	3,248	376,652
Swiss Life Holding AG, Registered Shares (a)	2,392	588,234
Swiss Prime Site AG, Registered Shares	3,972	337,770
Swiss Re AG (a)	27,051	2,510,716
Swisscom AG, Registered Shares	1,787	1,097,888
Syngenta AG, Registered Shares	7,152	2,715,078
Transocean Ltd.	28,282	1,166,063

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
UBS AG, Registered Shares (a)	280,070	$5,795,583
Zurich Insurance Group AG (a)	11,436	3,512,164

		99,321,863
United Kingdom — 18.1%
3i Group PLC	75,144	499,035
Aberdeen Asset Management PLC	73,333	477,954
Admiral Group PLC	14,967	356,381
Aggreko PLC	20,368	510,260
AMEC PLC	21,725	406,880
Anglo American PLC	107,459	2,746,084
Antofagasta PLC	30,354	423,490
ARM Holdings PLC	109,092	1,842,376
ASOS PLC (a)	4,098	354,232
Associated British Foods PLC	26,941	1,250,122
AstraZeneca PLC	96,332	6,244,911
Aviva PLC	227,281	1,813,403
Babcock International Group PLC	27,208	610,996
BAE Systems PLC	245,719	1,707,010
Barclays PLC	1,174,198	4,569,370
BG Group PLC	261,644	4,884,711
BHP Billiton PLC	162,096	5,005,306
BP PLC	1,430,601	11,494,951
British American Tobacco PLC	144,934	8,085,250
British Land Co. PLC	72,069	786,366
British Sky Broadcasting Group PLC	77,735	1,183,211
BT Group PLC	607,053	3,860,692
Bunzl PLC	25,854	689,340
Burberry Group PLC	33,944	789,175
The Capita Group PLC	49,602	906,970
Capital Shopping Centres Group PLC	54,371	255,838
Carnival PLC	13,871	529,937
Centrica PLC	395,701	2,176,930
Cobham PLC	83,775	418,233
Compass Group PLC	136,666	2,086,725
Croda International PLC	10,030	426,543
Diageo PLC	192,619	5,982,568
Direct Line Insurance Group PLC	88,616	350,873
easyJet PLC	13,133	375,854
Experian PLC	77,514	1,398,797
Fresnillo PLC	14,993	211,355
G4S PLC	121,071	488,505
GKN PLC	124,794	813,130
GlaxoSmithKline PLC	372,964	9,945,209
Hammerson PLC	54,580	504,577
Hargreaves Lansdown PLC	16,465	400,533
HSBC Holdings PLC	1,438,083	14,561,187
ICAP PLC	39,581	249,457
IMI PLC	20,528	499,523
Imperial Tobacco Group PLC	74,697	3,020,566
Inmarsat PLC	34,560	418,964

Common Stocks	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	19,592	$630,668
Intertek Group PLC	12,142	623,389
Investec PLC	44,955	363,925
ITV PLC	291,381	930,968
J. Sainsbury PLC	92,923	490,022
Johnson Matthey PLC	15,552	849,121
Kingfisher PLC	184,357	1,296,173
Land Securities Group PLC	61,827	1,053,720
Legal & General Group PLC	448,487	1,531,188
Lloyds Banking Group PLC (a)	3,834,231	4,796,698
London Stock Exchange Group PLC	13,586	446,582
Marks & Spencer Group PLC	123,877	932,535
Meggitt PLC	61,966	496,961
Melrose Industries PLC	80,560	399,239
National Grid PLC	286,357	3,935,000
Next PLC	11,766	1,294,857
Old Mutual PLC	375,514	1,260,621
Pearson PLC	62,769	1,114,376
Persimmon PLC (a)	23,691	532,142
Petrofac Ltd.	19,504	467,581
Prudential PLC	196,447	4,159,656
Randgold Resources Ltd.	6,652	499,321
Reckitt Benckiser Group PLC	49,770	4,061,479
Reed Elsevier PLC	91,451	1,397,508
Resolution Ltd.	109,434	545,218
Rexam PLC	60,750	493,663
Rio Tinto PLC	97,570	5,441,256
Rolls-Royce Holdings PLC (a)	144,914	2,594,155
Royal Bank of Scotland Group PLC (a)	165,641	859,378
Royal Mail PLC (a)	49,125	461,761
RSA Insurance Group PLC	305,071	455,451
SABMiller PLC	74,132	3,706,767
The Sage Group PLC	83,955	585,573
Schroders PLC	7,851	340,493
Segro PLC	58,006	321,368
Serco Group PLC	38,098	267,399
Severn Trent PLC	18,244	554,474
Smith & Nephew PLC	70,092	1,064,549
Smiths Group PLC	29,585	628,612
SSE PLC	75,388	1,846,558
Standard Chartered PLC	186,694	3,903,887
Standard Life PLC	182,058	1,147,009
Tate & Lyle PLC	35,338	393,579
Tesco PLC	622,067	3,068,108
Travis Perkins PLC	18,654	587,373
Tui Travel PLC	36,165	264,272
Tullow Oil PLC	71,606	894,854
Unilever PLC	98,520	4,213,659
United Utilities Group PLC	51,724	680,386
Vodafone Group PLC (a)	2,028,216	7,458,402
The Weir Group PLC	16,177	684,210

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	10

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Whitbread PLC	13,858	$961,903
William Hill PLC	67,289	382,837
WM Morrison Supermarkets PLC	168,238	598,210
Wolseley PLC	20,341	1,158,973
WPP PLC	104,431	2,157,766

		188,899,613

Total Common Stocks — 97.2%		1,014,178,286

Rights
Hong Kong — 0.0%
New World Development Co., Ltd. (a)	97,742	20,162
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA (Expires 04/14/14) (a)	444,026	103,991
United Kingdom — 0.0%
Intu Properties PLC (Expires 04/17/14) (a)	15,534	24,603
RSA Insurance Group PLC (Expires 04/09/14) (a)	101,509	56,692

		81,295

Total Rights — 0.0%		205,448

Total Long-Term Investments (Cost — $718,802,417) — 97.2%		1,014,383,734

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06% (c)(d)	4,838,356	$4,838,356

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(d)(e)	$1,206	1,206,445

Total Short-Term Securities (Cost — $6,044,801) — 0.6%		6,044,801

Total Investments (Cost — $724,847,218*) — 97.8%		1,020,428,535

Other Assets Less Liabilities — 2.2%		23,025,555

Net Assets — 100.0%		$1,043,454,090

* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$769,971,166

Gross unrealized appreciation		$269,576,214
Gross unrealized depreciation		(19,118,845)

Net unrealized appreciation		$250,457,369

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Master Series during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/			Shares/
	Beneficial Interest			Beneficial Interest
	Held at	Net		Held at
Affiliate	December 31, 2013	Activity		March 31, 2014	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	587,542	4,250,814	[1]	4,838,356	$182
BlackRock Liquidity Series, LLC, Money Market Series	$528,856	$677,589	[1]	$1,206,445	$13,773

[1]	Represents net shares/beneficial interest purchased.

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	11

Schedule of Investments (continued)	Master International Index Series

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
JPY	Japanese Yen
REIT	Real Estate Investment Trust

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts					Notional	Unrealized
Purchased	Issue	Exchange	Expiration		Value	Appreciation
55	Nikkei 225 Index	Singapore Exchange	June 2014	JPY	3,924,575	$7,988
20	SPI 200 Index	Australian Securities Exchange	June 2014	AUD	2,500,735	16,712
178	Euro Stoxx 50 Index	Eurex Mercantile	June 2014	EUR	7,601,870	197,052
72	FTSE 100 Index	Euronext Liffe	June 2014	GBP	7,854,478	32,081

Total						$253,833

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Series’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Series’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Series’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Series’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	12

Schedule of Investments (continued)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$153,291	$79,258,906	$11	$79,412,208
Austria	—	2,792,574	1	2,792,575
Belgium	253,846	12,157,029	—	12,410,875
Denmark	561,012	13,195,954	—	13,756,966
Finland	985,185	8,227,383	—	9,212,568
France	1,514,452	103,071,312	—	104,585,764
Germany	243,412	95,137,008	—	95,380,420
Hong Kong	138,418	27,535,676	—	27,674,094
Ireland	902,285	5,193,367	—	6,095,652
Israel	—	5,463,416	—	5,463,416
Italy	571,592	25,506,841	—	26,078,433
Japan	—	199,744,733	—	199,744,733
Luxembourg	—	320,486	—	320,486
Netherlands	1,728,929	45,554,185	—	47,283,114
New Zealand	—	1,313,980	—	1,313,980
Norway	368,596	7,989,164	—	8,357,760
Portugal	—	1,981,417	—	1,981,417
Singapore	—	14,720,348	—	14,720,348
Spain	—	35,954,705	—	35,954,705
Sweden	—	33,417,296	—	33,417,296
Switzerland	1,116,339	98,205,524	—	99,321,863
United Kingdom	3,278,989	185,620,624	—	188,899,613
Rights	185,286	20,162	—	205,448
Short-Term Investment Fund	4,838,356	1,206,445	—	6,044,801

Total	$16,839,988	$1,003,588,535	$12	$1,020,428,535

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$253,833	—	—	$253,833

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carry amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$233,600	—	—	$233,600
Cash pledged for financial futures contracts	1,706,000	—	—	1,706,000
Foreign currency at value	27,410,166	—	—	27,410,166
Liabilities:
Collateral on securities loaned at value	—	$(1,206,445)	—	(1,206,445)

Total	$29,349,766	$(1,206,445)	—	$28,143,321

There were no transfers between levels during the period ended March 31, 2014.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	13

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2014 is provided below.

State Street Equity 500 Index Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 98.2%
Consumer Discretionary – 12.5%
Amazon.com, Inc.(a)	60,492	$20,356,768
AutoNation, Inc.(a)	10,363	551,622
AutoZone, Inc.(a)	5,764	3,095,844
Bed Bath & Beyond, Inc.(a)	36,545	2,514,296
Best Buy Co., Inc.	42,119	1,112,363
BorgWarner, Inc.	37,000	2,274,390
Cablevision Systems Corp.	35,600	600,572
CarMax, Inc.(a)	37,200	1,740,960
Carnival Corp.	70,650	2,674,809
CBS Corp. Class B	91,203	5,636,345
Chipotle Mexican Grill, Inc.(a)	5,100	2,897,055
Coach, Inc.	44,828	2,226,158
Comcast Corp. Class A	421,348	21,075,827
D.R. Horton, Inc.	46,076	997,545
Darden Restaurants, Inc.	20,588	1,045,047
Delphi Automotive PLC	45,500	3,087,630
DIRECTV(a)	79,577	6,081,274
Discovery Communications, Inc. Class A(a)	37,200	3,076,440
Dollar General Corp.(a)	48,200	2,674,136
Dollar Tree, Inc.(a)	31,200	1,628,016
eBay, Inc.(a)	188,903	10,435,002
Expedia, Inc.	17,357	1,258,382
Family Dollar Stores, Inc.	15,558	902,520
Ford Motor Co.	644,398	10,052,609
Fossil Group, Inc.(a)	8,800	1,026,168
GameStop Corp. Class A	19,500	801,450
Gannett Co., Inc.	39,574	1,092,242
Gap, Inc.	44,098	1,766,566
Garmin Ltd.	22,600	1,248,876
General Motors Co.	211,500	7,279,830
Genuine Parts Co.	25,209	2,189,402
Goodyear Tire & Rubber Co.	39,357	1,028,398
Graham Holdings Co. Class B	660	464,475
H&R Block, Inc.	43,615	1,316,737
Harley-Davidson, Inc.	35,801	2,384,705
Harman International Industries, Inc.	12,021	1,279,034
Hasbro, Inc.	17,825	991,426
Home Depot, Inc.	227,812	18,026,764
Host Hotels & Resorts, Inc.	118,721	2,402,913
International Game Technology	39,819	559,855
Interpublic Group of Cos., Inc.	71,894	1,232,263
Johnson Controls, Inc.	107,886	5,105,166
Kohl’s Corp.	34,533	1,961,474
L Brands, Inc.	39,567	2,246,219
Lennar Corp. Class A	25,931	1,027,386
Lowe’s Cos., Inc.	171,762	8,399,162
Macy’s, Inc.	61,423	3,641,770
Marriott International, Inc. Class A	39,050	2,187,581
Mattel, Inc.	55,276	2,217,120
McDonald’s Corp.	161,125	15,795,084
McGraw Hill Financial, Inc.	44,366	3,385,126
Michael Kors Holdings, Ltd.(a)	29,100	2,714,157
Mohawk Industries, Inc.(a)	9,900	1,346,202
Netflix, Inc.(a)	9,500	3,344,285
Newell Rubbermaid, Inc.	47,893	1,432,001
News Corp. Class A(a)	80,202	1,381,078
NIKE, Inc. Class B	121,604	8,981,671
Nordstrom, Inc.	23,633	$1,475,881
O’Reilly Automotive, Inc.(a)	17,700	2,626,503
Omnicom Group, Inc.	41,741	3,030,397
PetSmart, Inc.	17,300	1,191,797
Priceline.com, Inc.(a)	8,390	9,999,957
PulteGroup, Inc.	54,705	1,049,789
PVH Corp.	13,000	1,622,010
Ralph Lauren Corp.	9,515	1,531,249
Ross Stores, Inc.	35,900	2,568,645
Scripps Networks Interactive, Inc. Class A	17,635	1,338,673
Snap-on, Inc.	9,212	1,045,378
Stanley Black & Decker, Inc.	25,707	2,088,437
Staples, Inc.	110,033	1,247,774
Starbucks Corp.	123,161	9,037,554
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,487,261
Target Corp.	102,816	6,221,396
Tiffany & Co.	16,380	1,411,137
Time Warner Cable, Inc.	46,071	6,320,020
Time Warner, Inc.	144,091	9,413,465
TJX Cos., Inc.	112,612	6,829,918
Tractor Supply Co.	22,500	1,589,175
TripAdvisor, Inc.(a)	18,157	1,644,843
Twenty-First Century Fox, Inc.	315,909	10,099,611
Urban Outfitters, Inc.(a)	18,300	667,401
V.F. Corp.	57,572	3,562,555
Viacom, Inc. Class B	64,522	5,483,725
Walt Disney Co.	264,445	21,174,111
Whirlpool Corp.	12,661	1,892,313
Wyndham Worldwide Corp.	22,699	1,662,248
Wynn Resorts, Ltd.	12,700	2,821,305
Yum! Brands, Inc.	72,292	5,450,094

		346,836,818

Consumer Staples – 9.4%
Altria Group, Inc.	319,199	11,947,619
Archer-Daniels-Midland Co.	107,024	4,643,771
Avon Products, Inc.	67,660	990,542
Beam, Inc.	26,245	2,186,209
Brown-Forman Corp. Class B	26,182	2,348,264
Campbell Soup Co.	28,865	1,295,461
Clorox Co.	20,543	1,807,989
Coca-Cola Co.	615,722	23,803,813
Coca-Cola Enterprises, Inc.	40,801	1,948,656
Colgate-Palmolive Co.	139,802	9,068,956
ConAgra Foods, Inc.	68,575	2,127,882
Constellation Brands, Inc. Class A(a)	26,926	2,287,902
Costco Wholesale Corp.	71,489	7,983,892
CVS Caremark Corp.	192,032	14,375,516
Dr Pepper Snapple Group, Inc.	32,700	1,780,842
Estee Lauder Cos., Inc. Class A	41,204	2,755,724
General Mills, Inc.	103,664	5,371,868
Hormel Foods Corp.	21,200	1,044,524
Kellogg Co.	41,835	2,623,473
Keurig Green Mountain, Inc.	20,900	2,206,831
Kimberly-Clark Corp.	61,800	6,813,450
Kraft Foods Group, Inc.	96,669	5,423,131
Kroger Co.	84,176	3,674,282
Lorillard, Inc.	61,383	3,319,593

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
McCormick & Co., Inc.	20,753	$1,488,820
Molson Coors Brewing Co. Class B	25,162	1,481,035
Mondelez International, Inc. Class A	281,909	9,739,956
Monster Beverage Corp.(a)	22,700	1,576,515
PepsiCo, Inc.	245,854	20,528,809
Philip Morris International, Inc.	259,499	21,245,183
Procter & Gamble Co.	440,619	35,513,891
Reynolds American, Inc.	52,074	2,781,793
Safeway, Inc.	37,164	1,372,838
Sysco Corp.	95,709	3,457,966
The Hershey Co.	24,282	2,535,041
The J.M. Smucker Co.	17,160	1,668,638
Tyson Foods, Inc. Class A	44,235	1,946,782
Wal-Mart Stores, Inc.	262,902	20,093,600
Walgreen Co.	141,018	9,311,419
Whole Foods Market, Inc.	60,066	3,045,947

		259,618,423

Energy – 9.9%
Anadarko Petroleum Corp.	81,626	6,918,620
Apache Corp.	65,125	5,402,119
Baker Hughes, Inc.	71,973	4,679,684
Cabot Oil & Gas Corp.	67,500	2,286,900
Cameron International Corp.(a)	35,200	2,174,304
Chesapeake Energy Corp.	83,182	2,131,123
Chevron Corp.(b)	309,146	36,760,551
ConocoPhillips	198,530	13,966,585
Consol Energy, Inc.	37,173	1,485,061
Denbury Resources, Inc.	61,500	1,008,600
Devon Energy Corp.	63,951	4,280,240
Diamond Offshore Drilling, Inc.	11,500	560,740
Ensco PLC Class A	38,000	2,005,640
EOG Resources, Inc.	44,917	8,811,368
EQT Corp.	24,100	2,336,977
ExxonMobil Corp.(b)	703,447	68,712,703
FMC Technologies, Inc.(a)	38,600	2,018,394
Halliburton Co.	138,434	8,152,378
Helmerich & Payne, Inc.	17,300	1,860,788
Hess Corp.	44,301	3,671,667
Kinder Morgan, Inc.	108,526	3,526,010
Marathon Oil Corp.	108,577	3,856,655
Marathon Petroleum Corp.	47,488	4,133,356
Murphy Oil Corp.	28,841	1,812,945
Nabors Industries, Ltd.	48,204	1,188,229
National Oilwell Varco, Inc.	70,757	5,509,848
Newfield Exploration Co.(a)	20,600	646,016
Noble Corp. PLC	39,400	1,289,956
Noble Energy, Inc.	57,920	4,114,637
Occidental Petroleum Corp.	128,644	12,258,487
Peabody Energy Corp.	44,124	720,986
Phillips 66	94,965	7,318,003
Pioneer Natural Resources Co.	22,300	4,173,222
QEP Resources, Inc.	27,068	796,882
Range Resources Corp.	26,600	2,207,002
Rowan Cos. PLC Class A(a)	19,620	660,802
Schlumberger, Ltd.	213,058	20,773,155
Southwestern Energy Co.(a)	56,300	2,590,363
Spectra Energy Corp.	107,798	$3,982,058
Tesoro Corp.	23,165	1,171,917
Transocean, Ltd.	55,100	2,277,834
Valero Energy Corp.	87,909	4,667,968
Williams Cos., Inc. (The)	110,968	4,503,081

		273,403,854

Financials – 16.9%
ACE, Ltd.	53,600	5,309,616
AFLAC, Inc.	75,490	4,758,890
Allstate Corp.	70,906	4,011,861
American Express Co.	147,164	13,249,175
American International Group, Inc.	234,933	11,748,999
American Tower Corp. REIT	64,100	5,247,867
Ameriprise Financial, Inc.	32,307	3,556,032
Aon PLC	49,547	4,175,821
Apartment Investment & Management Co. Class A	22,952	693,609
Assurant, Inc.	12,531	814,014
AvalonBay Communities, Inc.	19,298	2,534,213
Bank of America Corp.	1,729,471	29,746,901
BB&T Corp.	114,470	4,598,260
Berkshire Hathaway, Inc. Class B(a)	292,503	36,554,100
BlackRock, Inc.	20,434	6,426,084
Boston Properties, Inc.	24,767	2,836,565
Capital One Financial Corp.	91,263	7,041,853
CBRE Group, Inc.(a)	49,575	1,359,842
Charles Schwab Corp.	186,393	5,094,121
Chubb Corp.	41,475	3,703,718
Cincinnati Financial Corp.	23,114	1,124,727
Citigroup, Inc.	491,620	23,401,112
CME Group, Inc.	50,655	3,748,977
Comerica, Inc.	29,944	1,551,099
DDR Corp. REIT	1,532	25,247
Discover Financial Services	79,005	4,597,301
E*TRADE Financial Corp.(a)	44,931	1,034,312
Equity Residential	54,057	3,134,765
Fifth Third Bancorp	141,716	3,252,382
Franklin Resources, Inc.	62,840	3,404,671
General Growth Properties, Inc. REIT	90,400	1,988,800
Genworth Financial, Inc. Class A(a)	82,251	1,458,310
Goldman Sachs Group, Inc.	67,934	11,130,986
Hartford Financial Services Group, Inc.	74,097	2,613,401
HCP, Inc.	73,400	2,847,186
Health Care REIT, Inc.	46,100	2,747,560
Hudson City Bancorp, Inc.	76,692	753,882
Huntington Bancshares, Inc.	141,956	1,415,301
IntercontinentalExchange Group, Inc.	18,862	3,731,469
Invesco Ltd.	72,200	2,671,400
J.P. Morgan Chase & Co.	615,315	37,355,774
KeyCorp	148,675	2,117,132
Kimco Realty Corp.	66,569	1,456,530
Legg Mason, Inc.	18,042	884,780
Leucadia National Corp.	55,236	1,546,608
Lincoln National Corp.	42,992	2,178,405

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
Loews Corp.	49,231	$2,168,626
M&T Bank Corp.	20,937	2,539,658
Marsh & McLennan Cos., Inc.	88,553	4,365,663
Mastercard, Inc. Class A	167,700	12,527,190
MetLife, Inc.	183,696	9,699,149
Moody’s Corp.	31,466	2,495,883
Morgan Stanley	224,130	6,986,132
NASDAQ OMX Group, Inc.	18,400	679,696
Northern Trust Corp.	36,406	2,386,777
Paychex, Inc.	52,838	2,250,899
People’s United Financial, Inc.	57,000	847,590
PNC Financial Services Group, Inc.	85,717	7,457,379
Principal Financial Group, Inc.	43,391	1,995,552
Progressive Corp.	88,101	2,133,806
ProLogis, Inc.	81,099	3,311,272
Prudential Financial, Inc.	75,539	6,394,376
Public Storage, Inc.	23,087	3,889,929
Regions Financial Corp.	226,389	2,515,182
Simon Property Group, Inc.	50,815	8,333,660
SLM Corp.	69,254	1,695,338
State Street Corp.(c)	72,725	5,058,024
SunTrust Banks, Inc.	86,518	3,442,551
T. Rowe Price Group, Inc.	42,275	3,481,346
The Bank of New York Mellon Corp.	187,085	6,602,230
The Macerich Co. REIT	21,800	1,358,794
Torchmark Corp.	14,931	1,175,070
Total System Services, Inc.	26,575	808,146
Travelers Cos., Inc.	57,304	4,876,570
U.S. Bancorp	295,952	12,684,503
Unum Group	40,929	1,445,203
Ventas, Inc.	46,600	2,822,562
Visa, Inc. Class A	82,400	17,786,864
Vornado Realty Trust	28,014	2,761,060
Wells Fargo & Co.	774,549	38,526,067
Western Union Co.	86,585	1,416,531
XL Group PLC	44,968	1,405,250
Zions Bancorp.	30,453	943,434

		466,901,620

Health Care – 12.8%
Abbott Laboratories	252,406	9,720,155
AbbVie, Inc.	257,506	13,235,808
Actavis PLC(a)	27,946	5,752,684
Aetna, Inc.	60,559	4,540,108
Alexion Pharmaceuticals, Inc.(a)	32,400	4,929,012
Allergan, Inc.	49,192	6,104,727
AmerisourceBergen Corp.	36,686	2,406,235
Amgen, Inc.	122,345	15,090,032
Baxter International, Inc.	88,461	6,508,960
Becton Dickinson and Co.	31,397	3,675,961
Biogen Idec, Inc.(a)	38,231	11,693,716
Boston Scientific Corp.(a)	219,034	2,961,340
Bristol-Myers Squibb Co.	267,316	13,887,066
C.R. Bard, Inc.	12,897	1,908,498
Cardinal Health, Inc.	53,957	3,775,911
CareFusion Corp.(a)	33,878	1,362,573
Celgene Corp.(a)	66,818	9,327,793
Cerner Corp.(a)	50,100	2,818,125
CIGNA Corp.	45,996	$3,851,245
Covidien PLC	75,000	5,524,500
DaVita, Inc.(a)	30,700	2,113,695
Dentsply International, Inc.	23,300	1,072,732
Edwards Lifesciences Corp.(a)	19,000	1,409,230
Eli Lilly & Co.	160,675	9,457,331
Express Scripts Holding Co.(a)	126,114	9,469,900
Forest Laboratories, Inc.(a)	37,402	3,451,083
Gilead Sciences, Inc.(a)	247,998	17,573,138
Hospira, Inc.(a)	25,303	1,094,355
Humana, Inc.	25,207	2,841,333
Intuitive Surgical, Inc.(a)	6,300	2,759,337
Johnson & Johnson	459,649	45,151,321
Laboratory Corp. of America Holdings(a)	15,422	1,514,595
McKesson Corp.	37,255	6,578,115
Mead Johnson Nutrition Co.	32,618	2,711,861
Medtronic, Inc.	161,978	9,968,126
Merck & Co., Inc.	477,870	27,128,680
Mylan, Inc.(a)	63,209	3,086,496
Patterson Cos., Inc.	12,894	538,453
Perrigo Co. PLC	20,800	3,216,928
Pfizer, Inc.	1,037,181	33,314,254
Quest Diagnostics, Inc.	25,600	1,482,752
Regeneron Pharmaceuticals, Inc.(a)	12,600	3,783,528
St. Jude Medical, Inc.	46,626	3,048,874
Stryker Corp.	48,289	3,934,105
Tenet Healthcare Corp.(a)	15,542	665,353
UnitedHealth Group, Inc.	160,696	13,175,465
Varian Medical Systems, Inc.(a)	18,060	1,516,859
Vertex Pharmaceuticals, Inc.(a)	37,500	2,652,000
WellPoint, Inc.	46,238	4,602,993
Zimmer Holdings, Inc.	26,952	2,549,120
Zoetis, Inc.	79,448	2,299,225

		353,235,686

Industrials – 10.8%
3M Co.	102,272	13,874,220
ADT Corp.	28,950	867,052
Allegion PLC	14,833	773,838
AMETEK, Inc.	39,400	2,028,706
Amphenol Corp. Class A	26,100	2,392,065
Avery Dennison Corp.	15,388	779,710
Boeing Co.	110,588	13,877,688
Caterpillar, Inc.	103,179	10,252,897
CH Robinson Worldwide, Inc.	25,861	1,354,858
Cintas Corp.	17,588	1,048,421
CSX Corp.	158,914	4,603,739
Cummins, Inc.	28,358	4,225,058
Danaher Corp.	97,472	7,310,400
Deere & Co.	62,337	5,660,200
Delta Air Lines, Inc.	139,300	4,826,745
Dover Corp.	27,895	2,280,416
Eaton Corp. PLC	74,824	5,620,779
Emerson Electric Co.	112,748	7,531,566
Equifax, Inc.	19,983	1,359,443
Expeditors International of Washington, Inc.	34,020	1,348,213
Fastenal Co.	44,300	2,184,876
FedEx Corp.	45,200	5,991,712

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Industrials – (continued)
First Solar, Inc.(a)	10,570	$737,680
Flir Systems, Inc.	23,500	846,000
Flowserve Corp.	21,900	1,715,646
Fluor Corp.	26,060	2,025,644
Fortune Brands Home & Security, Inc.	1,145	48,182
General Dynamics Corp.	54,061	5,888,324
General Electric Co.	1,627,433	42,134,240
Honeywell International, Inc.	127,181	11,797,310
Illinois Tool Works, Inc.	66,271	5,389,820
Ingersoll-Rand PLC	44,500	2,547,180
Iron Mountain, Inc.	26,910	741,909
Jacobs Engineering Group, Inc.(a)	20,400	1,295,400
Joy Global, Inc.	17,200	997,600
Kansas City Southern	17,500	1,786,050
L-3 Communications Holdings, Inc.	14,403	1,701,714
Leggett & Platt, Inc.	24,198	789,823
Lockheed Martin Corp.	43,552	7,109,428
Masco Corp.	57,123	1,268,702
Nielsen Holdings NV	41,200	1,838,756
Norfolk Southern Corp.	50,055	4,863,844
Northrop Grumman Corp.	35,011	4,319,657
PACCAR, Inc.	56,774	3,828,839
Pall Corp.	18,609	1,664,947
Parker Hannifin Corp.	23,903	2,861,428
Pentair, Ltd.	33,495	2,657,493
Pitney Bowes, Inc.	29,727	772,605
Precision Castparts Corp.	24,007	6,068,009
Quanta Services, Inc.(a)	35,000	1,291,500
Raytheon Co.	52,382	5,174,818
Republic Services, Inc.	47,503	1,622,702
Robert Half International, Inc.	23,540	987,503
Rockwell Automation, Inc.	22,505	2,802,998
Rockwell Collins, Inc.	22,531	1,795,045
Roper Industries, Inc.	16,100	2,149,511
Ryder System, Inc.	7,921	633,046
Southwest Airlines Co.	114,186	2,695,931
Stericycle, Inc.(a)	14,100	1,602,042
Textron, Inc.	44,839	1,761,724
Thermo Fisher Scientific, Inc.	64,024	7,698,246
Tyco International, Ltd.	74,300	3,150,320
Union Pacific Corp.	74,568	13,993,431
United Parcel Service, Inc. Class B	114,046	11,105,799
United Technologies Corp.	136,678	15,969,458
W.W. Grainger, Inc.	10,069	2,544,034
Waste Management, Inc.	73,139	3,076,958
Xylem, Inc.	28,692	1,044,963

		298,988,861

Information Technology – 16.7%
Accenture PLC Class A	101,900	8,123,468
Adobe Systems, Inc.(a)	75,257	4,947,395
Agilent Technologies, Inc.	54,968	3,073,811
Akamai Technologies, Inc.(a)	28,924	1,683,666
Alliance Data Systems Corp.(a)	7,900	2,152,355
Altera Corp.	50,554	1,832,077
Analog Devices, Inc.	50,069	$2,660,667
AOL, Inc.(a)	1	44
Apple, Inc.	145,284	77,979,734
Applied Materials, Inc.	194,207	3,965,707
Autodesk, Inc.(a)	36,476	1,793,890
Automatic Data Processing, Inc.	78,417	6,058,497
Broadcom Corp. Class A	88,659	2,790,985
CA, Inc.	53,099	1,644,476
Cisco Systems, Inc.	837,019	18,757,596
Citrix Systems, Inc.(a)	29,667	1,703,776
Cognizant Technology Solutions Corp. Class A(a)	97,968	4,958,160
Computer Sciences Corp.	23,144	1,407,618
Corning, Inc.	234,476	4,881,790
Dun & Bradstreet Corp.	7,100	705,385
Electronic Arts, Inc.(a)	50,400	1,462,104
EMC Corp.	334,084	9,157,242
F5 Networks, Inc.(a)	12,200	1,300,886
Facebook, Inc. Class A(a)	277,600	16,722,624
Fidelity National Information Services, Inc.	46,777	2,500,231
Fiserv, Inc.(a)	42,104	2,386,876
Google, Inc. Class A(a)	45,890	51,144,864
Harris Corp.	18,600	1,360,776
Hewlett-Packard Co.	313,416	10,142,142
Intel Corp.	807,956	20,853,344
International Business Machines Corp.	159,042	30,613,995
Intuit, Inc.	47,863	3,720,391
Jabil Circuit, Inc.	27,551	495,918
Juniper Networks, Inc.(a)	84,393	2,173,964
KLA-Tencor Corp.	27,005	1,867,126
Lam Research Corp.(a)	25,858	1,422,190
Linear Technology Corp.	37,363	1,819,204
LSI Corp.	89,162	987,023
Microchip Technology, Inc.	32,589	1,556,451
Micron Technology, Inc.(a)	174,862	4,137,235
Microsoft Corp.(b)	1,226,935	50,292,066
Motorola Solutions, Inc.	38,152	2,452,792
NetApp, Inc.	57,357	2,116,473
NVIDIA Corp.	99,956	1,790,212
Oracle Corp.	568,162	23,243,507
PerkinElmer, Inc.	19,218	865,963
QUALCOMM, Inc.	273,411	21,561,191
Red Hat, Inc.(a)	29,800	1,578,804
Salesforce.com, Inc.(a)	89,700	5,120,973
SanDisk Corp.	38,367	3,115,017
Seagate Technology PLC	51,800	2,909,088
Symantec Corp.	113,463	2,265,856
TE Connectivity, Ltd.	67,300	4,052,133
Teradata Corp.(a)	25,320	1,245,491
Texas Instruments, Inc.	173,599	8,185,193
VeriSign, Inc.(a)	18,721	1,009,249
Waters Corp.(a)	13,765	1,492,264
Western Digital Corp.	34,600	3,176,972
Xerox Corp.	186,701	2,109,721
Xilinx, Inc.	42,502	2,306,583
Yahoo!, Inc.(a)	154,519	5,547,232

		463,382,463

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Materials – 3.6%
Air Products & Chemicals, Inc.	34,009	$4,048,431
Airgas, Inc.	11,600	1,235,516
Alcoa, Inc.	169,749	2,184,670
Allegheny Technologies, Inc.	17,228	649,151
Ball Corp.	25,024	1,371,565
Bemis Co., Inc.	17,462	685,209
CF Industries Holdings, Inc.	9,250	2,410,920
Cliffs Natural Resources, Inc.	22,200	454,212
Dow Chemical Co.	197,728	9,607,604
E.I. du Pont de Nemours & Co.	150,612	10,106,065
Eastman Chemical Co.	24,808	2,138,698
Ecolab, Inc.	43,766	4,726,290
FMC Corp.	21,400	1,638,384
Freeport-McMoRan Copper & Gold, Inc. Class B	164,004	5,423,612
International Flavors & Fragrances, Inc.	13,031	1,246,676
International Paper Co.	71,411	3,276,337
LyondellBasell Industries NV	72,200	6,421,468
MeadWestvaco Corp.	28,820	1,084,785
Monsanto Co.	84,555	9,619,822
Mosaic Co.	54,900	2,745,000
Newmont Mining Corp.	78,406	1,837,837
Nucor Corp.	51,654	2,610,593
Owens-Illinois, Inc.(a)	26,300	889,729
Plum Creek Timber Co., Inc.	31,411	1,320,518
PPG Industries, Inc.	23,271	4,502,008
Praxair, Inc.	48,411	6,340,389
Sealed Air Corp.	31,392	1,031,855
Sherwin-Williams Co.	14,196	2,798,457
Sigma-Aldrich Corp.	19,134	1,786,733
United States Steel Corp.	21,478	593,008
Vulcan Materials Co.	21,361	1,419,438
Weyerhaeuser Co.	94,874	2,784,552

		98,989,532

Telecommunication Services – 2.6%
AT&T, Inc.	851,450	29,860,351
CenturyLink, Inc.	99,565	3,269,715
Crown Castle International Corp.	53,500	3,947,230
Frontier Communications Corp.	165,844	945,311
Verizon Communications, Inc.	672,866	32,008,236
Windstream Holdings, Inc.	99,213	817,515

		70,848,358

Utilities – 3.0%
AES Corp.	103,195	1,473,625
AGL Resources, Inc.	18,100	886,176
Ameren Corp.	37,560	1,547,472
American Electric Power Co., Inc.	81,852	4,146,622
CenterPoint Energy, Inc.	69,711	1,651,454
CMS Energy Corp.	42,056	1,231,400
Consolidated Edison, Inc.	47,252	2,535,070
Dominion Resources, Inc.	94,562	6,712,956
DTE Energy Co.	27,484	2,041,786
Duke Energy Corp.	115,383	8,217,577
Edison International	52,219	2,956,118
Entergy Corp.	28,998	1,938,516
Exelon Corp.	140,043	4,699,843
FirstEnergy Corp.	67,022	$2,280,759
Integrys Energy Group, Inc.	12,916	770,439
NextEra Energy, Inc.	68,921	6,590,226
NiSource, Inc.	50,582	1,797,179
Northeast Utilities	50,060	2,277,730
NRG Energy, Inc.	51,700	1,644,060
Oneok, Inc.	32,200	1,907,850
Pepco Holdings, Inc.	41,200	843,776
PG&E Corp.	70,826	3,059,683
Pinnacle West Capital Corp.	17,860	976,228
PPL Corp.	100,475	3,329,742
Public Service Enterprise Group, Inc.	80,924	3,086,441
SCANA Corp.	22,300	1,144,436
Sempra Energy	36,886	3,569,089
Southern Co.	144,343	6,342,431
TECO Energy, Inc.	34,951	599,410
Wisconsin Energy Corp.	38,100	1,773,555
Xcel Energy, Inc.	79,051	2,399,988

		84,431,637

TOTAL COMMON STOCKS (Cost: $1,254,788,428)		2,716,637,252

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.2%
U.S. Treasury Bill(b)(d)(e) 0.03% due 04/17/2014	$400,000	399,995
U.S. Treasury Bill(b)(d)(e) 0.04% due 05/22/2014	3,760,000	3,759,813

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $4,159,808)		4,159,808

	Shares
MONEY MARKET FUND – 1.6%
State Street Institutional Liquid Reserves Fund 0.08%(c)(f)	43,667,322	43,667,322

TOTAL MONEY MARKET FUND (Cost: $43,667,322)		43,667,322

TOTAL INVESTMENTS(g)† – 100.0% (Cost $1,302,615,558(h))		2,764,464,382
Other Assets in Excess of Liabilities – 0.0%		786,304

NET ASSETS – 100.0%		$2,765,250,686

(a)	Non-income producing security

(b)	All or part of this security has been designated as collateral for futures contracts

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase

(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(f)	The rate shown is the annualized seven-day yield at period end

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(h)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2014 was $1,473,178,505 and $11,329,681, respectively, resulting in net unrealized appreciation of investments of $1,461,848,824.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$2,716,637,252	$–	$–	$2,716,637,252
U.S. Government Securities	–	4,159,808	–	4,159,808
Money Market Fund	43,667,322	–	–	43,667,322

Total Investments	2,760,304,574	4,159,808	–	2,764,464,382
Other Assets:
Futures contracts	800,678	–	–	800,678

Total Assets	$2,761,105,252	$4,159,808	$–	$2,765,265,060

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the three months ended March 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2014	538	$50,157,740	$800,678

Total unrealized appreciation on open futures contracts purchased			$800,678

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$800,678	$800,678

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended March 31, 2014, was $47,632,642.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2014 were as follows:

Security Description	Number of Shares Held at 12/31/13	Shares Purchased for the Three Months Ended 03/31/14	Shares Sold for the Three Months Ended 03/31/14	Number of Shares Held at 03/31/14	Value at 03/31/14	Income Earned for the Three Months Ended 03/31/14	Realized Gain on Shares Sold
State Street Corp.	72,725	–	–	72,725	$5,058,024	$18,909	$–
State Street Institutional Liquid Reserves Fund	41,178,491	96,291,647	93,802,816	43,667,322	43,667,322	6,935	–

See Notes to Financial Statements.

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2014 is provided below.

Schedule of Investments March 31, 2014 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.4%
Constant Contact, Inc. (a)	15,849	$387,667
Conversant, Inc. (a)	34,436	969,373
Harte-Hanks, Inc.	21,992	194,409
Marchex, Inc., Class B	11,985	125,962
Marin Software, Inc. (a)	4,908	51,878
Marketo, Inc. (a)	3,915	127,903
MDC Partners, Inc., Class A	20,637	470,936
National CineMedia, Inc.	31,670	475,050
QuinStreet, Inc. (a)	16,333	108,451
ReachLocal, Inc. (a)	5,407	53,259
Sizmek, Inc. (a)	12,642	134,385
Viad Corp.	10,389	249,752

		3,349,025
Aerospace — 1.5%
AAR Corp.	20,603	534,648
Aerovironment, Inc. (a)	9,555	384,589
API Technologies Corp. (a)	16,898	49,511
Astronics Corp. (a)	7,789	493,901
Cubic Corp.	10,292	525,612
Curtiss-Wright Corp.	24,203	1,537,859
Ducommun, Inc. (a)	5,547	139,008
Erickson Air-Crane, Inc. (a)	2,056	39,701
Esterline Technologies Corp. (a)	16,161	1,721,793
GenCorp, Inc. (a)	31,457	574,719
HEICO Corp.	34,302	2,063,608
Kaman Corp.	14,019	570,293
Kratos Defense & Security Solutions, Inc. (a)	22,916	172,787
LMI Aerospace, Inc. (a)	5,385	75,929
Moog, Inc., Class A (a)	23,398	1,532,803
Orbital Sciences Corp. (a)	30,999	864,872
Teledyne Technologies, Inc. (a)	19,307	1,879,150

		13,160,783
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,513	57,040
The Andersons, Inc.	14,460	856,610
Cal-Maine Foods, Inc.	7,659	480,832
Calavo Growers, Inc.	6,291	223,834
Fresh Del Monte Produce, Inc.	19,347	533,397
Limoneira Co.	5,268	119,478
Pilgrim’s Pride Corp. (a)	31,411	657,118
Sanderson Farms, Inc.	11,885	932,854
Seaboard Corp. (a)	150	393,218

		4,254,381
Air Transport — 0.8%
Air Transport Services Group, Inc. (a)	27,126	212,939
Allegiant Travel Co.	7,935	888,165
Atlas Air Worldwide Holdings, Inc. (a)	13,354	470,996

Common Stocks	Shares	Value
Air Transport (concluded)
Bristow Group, Inc.	18,624	$1,406,484
Era Group, Inc. (a)	10,882	318,951
Hawaiian Holdings, Inc. (a)	27,615	385,505
JetBlue Airways Corp. (a)	121,207	1,053,289
PHI, Inc. (a)	6,549	289,728
Republic Airways Holdings, Inc. (a)	26,316	240,528
SkyWest, Inc.	27,631	352,572
Spirit Airlines, Inc. (a)	31,320	1,860,408

		7,479,565
Alternative Energy — 0.1%
Ameresco, Inc., Class A (a)	10,172	76,900
Amyris, Inc. (a)(b)	13,815	51,530
EnerNOC, Inc. (a)	13,700	305,236
Green Plains Renewable Energy, Inc.	13,013	389,869
REX American Resources Corp. (a)	2,798	159,626
Solazyme, Inc. (a)	25,244	293,083

		1,276,244
Aluminum — 0.1%
Century Aluminum Co. (a)	26,447	349,365
Kaiser Aluminum Corp.	9,696	692,488
Noranda Aluminum Holding Corp.	18,098	74,383

		1,116,236
Asset Management & Custodian — 1.2%
Apollo Investment Corp.	116,291	966,378
Arlington Asset Investment Corp.	6,742	178,528
Calamos Asset Management, Inc., Class A	10,551	136,425
Capital Southwest Corp.	6,923	240,367
CIFC Corp.	3,914	31,860
Cohen & Steers, Inc. (b)	9,687	386,027
Cowen Group, Inc., Class A (a)	51,035	225,064
Diamond Hill Investment Group, Inc.	1,458	191,640
Fifth Street Finance Corp.	70,707	668,888
Financial Engines, Inc.	25,246	1,281,992
GAMCO Investors, Inc., Class A	3,136	243,510
Golub Capital BDC, Inc.	19,318	344,633
GSV Capital Corp. (a)	10,169	103,114
Horizon Technology Finance Corp.	4,433	55,457
JMP Group, Inc.	8,144	57,904
KCAP Financial, Inc.	15,114	130,887
KCG Holdings, Inc., Class A (a)	36,645	437,175
Manning & Napier, Inc.	7,149	119,889
MCG Capital Corp.	37,398	141,738
Medley Capital Corp.	24,372	331,703
MVC Capital, Inc.	11,779	159,606
New Mountain Finance Corp. (a)	24,569	357,479
NGP Capital Resources Co.	10,900	73,684

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	1

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
Oppenheimer Holdings, Inc., Class A	5,200	$145,860
Pzena Investment Management, Inc., Class A	5,996	70,573
RCS Capital Corp., Class A	1,037	40,360
Resource America, Inc., Class A	6,325	54,205
Silvercrest Asset Management Group, Inc., Class A	2,977	54,449
Solar Capital Ltd.	23,536	512,614
Solar Senior Capital Ltd.	6,174	105,637
TCP Capital Corp.	18,421	304,868
THL Credit, Inc.	17,536	241,997
TICC Capital Corp.	27,701	270,916
Virtus Investment Partners, Inc. (a)	3,496	605,402
Westwood Holdings Group, Inc.	3,638	228,066
WhiteHorse Finance, Inc.	3,589	50,497
WisdomTree Investments, Inc. (a)	52,078	683,263

		10,232,655
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	34,937	647,033
Dana Holding Corp.	81,567	1,898,064
Dorman Products, Inc. (a)	13,009	768,312
Federal-Mogul Corp. (a)	10,350	193,648
Fox Factory Holding Corp. (a)	5,075	95,918
Fuel Systems Solutions, Inc. (a)	7,141	76,837
Gentherm, Inc. (a)	18,162	630,585
Meritor, Inc. (a)	50,625	620,156
Remy International, Inc.	7,277	171,883
Standard Motor Products, Inc.	10,211	365,247
Stoneridge, Inc. (a)	15,023	168,708
Superior Industries International, Inc.	11,895	243,729
Tenneco, Inc. (a)	31,443	1,825,895
Tower International, Inc. (a)	3,154	85,852

		7,791,867
Auto Services — 0.1%
Cooper Tire & Rubber Co.	32,709	794,829
Back Office Support, HR & Consulting — 2.1%
The Advisory Board Co. (a)	18,322	1,177,189
Angie’s List, Inc. (a)(b)	22,090	269,056
Barrett Business Services, Inc.	3,688	219,694
CBIZ, Inc. (a)	18,571	170,110
CDI Corp.	7,464	128,008
Convergys Corp.	54,151	1,186,448
The Corporate Executive Board Co.	17,397	1,291,379
CoStar Group, Inc. (a)	14,742	2,752,921
CRA International, Inc. (a)	5,117	112,421
Dice Holdings, Inc. (a)	20,200	150,692
ExlService Holdings, Inc. (a)	16,843	520,617
Forrester Research, Inc.	6,405	229,619

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
FTI Consulting, Inc. (a)	20,888	$696,406
GP Strategies Corp. (a)	7,692	209,453
The Hackett Group, Inc.	13,316	79,630
Heidrick & Struggles International, Inc.	9,296	186,571
Huron Consulting Group, Inc. (a)	12,000	760,560
ICF International, Inc. (a)	10,156	404,310
Innovative Solutions & Support, Inc. (a)	6,771	50,986
Insperity, Inc.	11,603	359,461
Kelly Services, Inc., Class A	13,884	329,467
Kforce, Inc.	14,023	298,970
Korn/Ferry International (a)	25,114	747,644
Liquidity Services, Inc. (a)	12,821	333,987
MAXIMUS, Inc.	35,272	1,582,302
Monster Worldwide, Inc. (a)	49,643	371,330
Navigant Consulting, Inc. (a)	25,990	484,973
On Assignment, Inc. (a)	23,619	911,457
PRGX Global, Inc. (a)	14,695	101,836
Resources Connection, Inc.	20,948	295,157
RPX Corp. (a)	16,938	275,751
ServiceSource International, Inc. (a)	31,926	269,456
Sykes Enterprises, Inc. (a)	20,210	401,573
TeleTech Holdings, Inc. (a)	10,198	249,953
TrueBlue, Inc. (a)	21,036	615,513
WageWorks, Inc. (a)	12,878	722,585

		18,947,485
Banks: Diversified — 7.5%
1st Source Corp.	7,817	250,848
1st United Bancorp, Inc.	15,868	121,549
Access National Corp.	3,942	63,900
Ambac Financial Group, Inc. (a)	19,499	605,054
American National Bankshares, Inc.	4,098	96,385
Ameris Bancorp (a)	13,012	303,180
Ames National Corp.	5,019	110,619
Arrow Financial Corp.	5,738	151,713
Bancfirst Corp.	3,685	208,682
Banco Latinoamericano de Comercio Exterior SA	15,355	405,526
The Bancorp, Inc. (a)	17,221	323,927
BancorpSouth, Inc.	49,210	1,228,282
The Bank of Kentucky Financial Corp.	3,168	118,927
Bank of Marin Bancorp	3,051	137,356
Bank of the Ozarks, Inc.	16,085	1,094,745
Banner Corp.	10,074	415,150
Bar Harbor Bankshares	2,216	84,984
BBCN Bancorp, Inc.	41,061	703,786
BBX Capital Corp. (a)	3,818	74,260
BNC Bancorp	9,606	166,472

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	2

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Boston Private Financial Holdings, Inc.	41,369	$559,723
Bridge Bancorp, Inc.	5,949	158,898
Bridge Capital Holdings (a)	4,950	117,612
Bryn Mawr Bank Corp.	7,182	206,339
C&F Financial Corp.	1,713	56,769
Camden National Corp.	4,057	167,148
Capital City Bank Group, Inc.	6,497	86,280
Capitol Federal Financial, Inc.	76,941	965,610
Cardinal Financial Corp.	16,577	295,568
Cascade Bancorp (a)	3,048	17,069
Cathay General Bancorp	40,814	1,028,105
Center Bancorp, Inc.	6,321	120,099
Centerstate Banks, Inc.	15,798	172,514
Central Pacific Financial Corp.	11,167	225,573
Century Bancorp, Inc., Class A	1,783	60,818
Charter Financial Corp.	11,878	128,401
Chemical Financial Corp.	15,305	496,647
Chemung Financial Corp.	1,942	52,667
Citizens & Northern Corp.	6,681	131,682
City Holding Co.	8,149	365,564
CNB Financial Corp.	7,688	135,924
CoBiz Financial, Inc.	18,599	214,260
Columbia Banking System, Inc.	26,425	753,641
Community Bank System, Inc.	20,744	809,431
Community Trust Bancorp, Inc.	7,297	302,680
CommunityOne Bancorp (a)	5,646	63,348
CU Bancorp (a)	4,890	89,976
Customers Bancorp, Inc. (a)	10,532	219,803
CVB Financial Corp.	47,541	755,902
Eagle Bancorp, Inc. (a)	11,556	417,172
Enterprise Bancorp, Inc.	3,819	77,678
Enterprise Financial Services Corp.	10,132	203,349
EverBank Financial Corp.	41,492	818,637
Farmers Capital Bank Corp. (a)	3,867	86,853
Fidelity Southern Corp.	7,785	108,756
Financial Institutions, Inc.	7,241	166,688
First Bancorp, Inc.	5,338	87,009
First Bancorp, North Carolina	10,335	196,365
First BanCorp, Puerto Rico (a)	37,951	206,453
First Busey Corp.	37,573	217,923
First Commonwealth Financial Corp.	50,932	460,425
First Community Bancshares, Inc.	9,013	147,453
First Connecticut Bancorp, Inc.	8,881	139,076
First Financial Bancorp	30,140	541,917
First Financial Bankshares, Inc.	16,309	1,007,733
First Financial Corp.	5,866	197,567
First Financial Holdings, Inc.	12,454	779,869
First Interstate Bancsystem, Inc.	9,021	254,573
First Merchants Corp.	18,151	392,788
First Midwest Bancorp, Inc.	38,953	665,317
First NBC Bank Holding Co. (a)	2,239	78,052

Common Stocks	Shares	Value
Banks: Diversified (continued)
The First of Long Island Corp.	4,182	$169,831
First Security Group, Inc. (a)	34,586	71,939
FirstMerit Corp.	85,682	1,784,756
Flagstar Bancorp, Inc. (a)	10,483	232,932
FNB Corp.	80,507	1,078,794
German American Bancorp, Inc.	6,736	194,603
Glacier Bancorp, Inc.	37,330	1,085,183
Guaranty Bancorp	7,516	107,103
Hampton Roads Bankshares, Inc. (a)	17,184	27,323
Hancock Holding Co.	43,877	1,608,092
Hanmi Financial Corp.	16,330	380,489
Heartland Financial USA, Inc.	7,865	212,276
Heritage Commerce Corp.	10,758	86,709
Heritage Oaks Bancorp (a)	11,333	91,571
Home BancShares, Inc.	23,412	805,841
Horizon Bancorp	4,692	104,538
Hudson Valley Holding Corp.	8,656	164,897
Iberiabank Corp.	15,349	1,076,732
Independent Bank Corp./MA	12,327	485,314
Independent Bank Group, Inc.	1,992	117,030
International Bancshares Corp.	27,649	693,437
Intervest Bancshares Corp. (a)	9,429	70,246
Investors Bancorp, Inc.	26,201	724,196
Janus Capital Group, Inc.	77,099	838,066
Lakeland Bancorp, Inc.	18,883	212,434
Lakeland Financial Corp.	8,534	343,237
LCNB Corp.	3,933	68,041
Macatawa Bank Corp.	12,570	63,353
MainSource Financial Group, Inc.	10,852	185,569
MB Financial, Inc.	28,345	877,561
Mercantile Bank Corp. (a)	4,485	92,481
Merchants Bancshares, Inc.	2,968	96,786
Meridian Interstate Bancorp, Inc. (a)	4,261	108,954
Metro Bancorp, Inc. (a)	7,428	157,028
Middleburg Financial Corp.	2,871	50,558
MidSouth Bancorp, Inc.	4,359	73,362
NASB Financial, Inc.	2,195	55,314
National Bank Holdings Corp., Class A	23,538	472,408
National Bankshares, Inc.	3,713	135,562
National Penn Bancshares, Inc.	60,795	635,308
NBT Bancorp, Inc.	22,770	556,954
NewBridge Bancorp (a)	13,642	97,404
Northrim BanCorp, Inc.	3,404	87,449
OFG Bancorp	23,679	407,042
Old National Bancorp	52,559	783,655
Pacific Continental Corp.	9,437	129,853
Pacific Premier Bancorp, Inc. (a)	8,665	139,853
PacWest Bancorp	19,649	845,103
Palmetto Bancshares, Inc. (a)	2,200	30,998
Park National Corp.	6,012	462,263

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	3

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Park Sterling Corp.	23,392	$155,557
Peapack Gladstone Financial Corp.	6,238	137,236
Penns Woods Bancorp, Inc.	2,594	126,535
Peoples Bancorp, Inc.	5,769	142,667
Pinnacle Financial Partners, Inc.	18,214	682,843
Preferred Bank (a)	6,184	160,537
PrivateBancorp, Inc.	33,618	1,025,685
Prosperity Bancshares, Inc.	31,141	2,059,977
Provident Financial Services, Inc.	30,818	566,127
Renasant Corp.	15,876	461,198
Republic Bancorp, Inc., Class A	5,282	119,373
Rockville Financial, Inc.	13,597	184,783
S&T Bancorp, Inc.	15,409	365,193
Sandy Spring Bancorp, Inc.	12,945	323,366
Seacoast Banking Corp. of Florida (a)	8,654	95,194
Sierra Bancorp	6,577	104,706
Simmons First National Corp., Class A	8,551	318,696
Southside Bancshares, Inc.	9,475	297,325
Southwest Bancorp, Inc.	10,293	181,774
State Bank Financial Corp.	16,779	296,820
Stellus Capital Investment Corp.	6,105	87,790
Sterling Financial Corp.	17,598	586,541
Suffolk Bancorp (a)	6,156	137,279
Sun Bancorp, Inc. (a)	21,284	71,514
Susquehanna Bancshares, Inc.	96,415	1,098,167
SY Bancorp, Inc.	7,235	228,915
Talmer Bancorp, Inc., Class A (a)	9,090	133,078
Taylor Capital Group, Inc. (a)	9,092	217,481
Texas Capital Bancshares, Inc. (a)	21,113	1,371,078
Tompkins Financial Corp.	7,527	368,522
TowneBank	13,972	216,706
Trico Bancshares	8,431	218,616
Tristate Capital Holdings, Inc. (a)	3,574	50,787
TrustCo Bank Corp. NY	48,978	344,805
Trustmark Corp.	34,703	879,721
UMB Financial Corp.	18,428	1,192,292
Umpqua Holdings Corp.	57,968	1,080,523
Union First Market Bankshares Corp.	21,983	558,808
United Bankshares, Inc.	18,475	565,704
United Community Banks, Inc. (a)	22,259	432,047
United Community Financial Corp. (a)	25,279	99,094
Univest Corp. of Pennsylvania	8,647	177,436
VantageSouth Bancshares, Inc. (a)	6,613	46,489
Washington Banking Co.	8,198	145,760
Washington Trust Bancorp, Inc.	7,650	286,645
Webster Financial Corp.	46,836	1,454,726
WesBanco, Inc.	13,425	427,318
West BanCorp., Inc.	7,700	116,963
Westamerica BanCorp	13,964	755,173

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Western Alliance Bancorp (a)	38,363	$943,730
Wilshire Bancorp, Inc.	35,128	389,921
Wintrust Financial Corp.	22,258	1,083,074
Yadkin Financial Corp. (a)	7,586	162,416

		65,790,188
Banks: Savings, Thrift & Mortgage Lending — 1.1%
Apollo Residential Mortgage, Inc.	16,438	266,789
Astoria Financial Corp.	46,024	636,052
Banc of California, Inc.	8,835	108,405
Bank Mutual Corp.	24,260	153,808
BankFinancial Corp.	10,634	106,127
Beneficial Mutual Bancorp, Inc. (a)	16,379	216,039
Berkshire Hills Bancorp, Inc.	13,041	337,501
BofI Holding, Inc. (a)	6,277	538,253
Brookline Bancorp, Inc.	36,390	342,794
Clifton Savings Bancorp, Inc.	4,589	53,783
Dime Community Bancshares, Inc.	16,840	285,943
Doral Financial Corp. (a)	3,559	30,892
ESB Financial Corp.	6,556	85,687
ESSA Bancorp, Inc.	4,637	50,404
First Defiance Financial Corp.	5,140	139,397
First Federal Bancshares of Arkansas, Inc. (a)	1,552	14,232
First Financial Northwest, Inc.	7,868	79,860
Flushing Financial Corp.	15,987	336,846
Fox Chase Bancorp, Inc.	6,518	109,828
Franklin Financial Corp. (a)	5,659	110,690
Great Southern Bancorp, Inc.	5,458	163,904
Heritage Financial Corp.	8,141	137,746
Hingham Institution for Savings	657	51,575
Home Bancorp, Inc. (a)	3,389	71,135
Home Federal Bancorp, Inc.	7,390	114,988
Home Loan Servicing Solutions Ltd.	37,190	803,304
HomeStreet, Inc.	7,054	137,906
Kearny Financial Corp. (a)	7,395	109,298
Ladder Capital Corp., Class A (a)	4,000	75,520
Northfield Bancorp, Inc.	29,992	385,697
Northwest Bancshares, Inc.	48,260	704,596
OceanFirst Financial Corp.	7,343	129,898
OmniAmerican Bancorp, Inc.	6,039	137,629
Oritani Financial Corp.	23,803	376,325
Provident Financial Holdings, Inc.	4,415	68,079
Sterling Bancorp	43,374	549,115
Territorial Bancorp, Inc.	4,832	104,371
United Financial Bancorp, Inc.	10,303	189,472
ViewPoint Financial Group, Inc.	20,783	599,590
Waterstone Financial, Inc. (a)	4,330	44,989
Westfield Financial, Inc.	9,482	70,641

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	4

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
WSFS Financial Corp.	4,114	$293,863

		9,322,971
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	4,244	1,038,634
Craft Brew Alliance, Inc. (a)	5,398	82,428

		1,121,062
Beverage: Soft Drinks — 0.0%
Coca-Cola Bottling Co.
Consolidated	2,430	206,501
Farmer Bros Co. (a)	3,070	60,479
National Beverage Corp. (a)	5,937	115,831

		382,811
Biotechnology — 4.5%
Acceleron Pharma, Inc. (a)	3,819	131,756
Accelrys, Inc. (a)	29,095	362,524
Acorda Therapeutics, Inc. (a)	21,154	801,948
Aegerion Pharmaceuticals, Inc. (a)(b)	14,957	689,817
Albany Molecular Research, Inc. (a)	12,256	227,839
Alimera Sciences, Inc. (a)(b)	10,726	84,628
Alnylam Pharmaceuticals, Inc. (a)	30,096	2,020,645
AMAG Pharmaceuticals, Inc. (a)	11,252	217,726
Amicus Therapeutics, Inc. (a)	16,599	34,360
Arena Pharmaceuticals, Inc. (a)(b)	113,059	712,272
Arqule, Inc. (a)	33,537	68,751
Array BioPharma, Inc. (a)	64,652	303,864
AVEO Pharmaceuticals, Inc. (a)	27,639	41,320
BIND Therapeutics, Inc. (a)	2,935	35,103
BioDelivery Sciences International, Inc. (a)	19,478	164,394
Biotime, Inc. (a)(b)	20,810	68,465
Bluebird Bio, Inc. (a)	3,771	85,753
Cell Therapeutics, Inc. (a)	67,826	230,608
Celladon Corp. (a)	721	8,594
Celldex Therapeutics, Inc. (a)	46,327	818,598
Cellular Dynamics International, Inc. (a)	2,445	36,504
Cepheid, Inc. (a)	34,673	1,788,433
Chelsea Therapeutics International Ltd. (a)	40,837	225,420
ChemoCentryx, Inc. (a)	13,576	90,009
Clovis Oncology, Inc. (a)	9,304	644,488
Coronado Biosciences, Inc. (a)(b)	18,478	36,586
Curis, Inc. (a)	45,336	127,848
Cytokinetics, Inc. (a)	17,262	163,989
Cytori Therapeutics, Inc. (a)	34,491	93,126
Dendreon Corp. (a)(b)	82,665	247,168
Durata Therapeutics, Inc. (a)	6,713	90,357
Dyax Corp. (a)	70,065	629,184

Common Stocks	Shares	Value
Biotechnology (continued)
Dynavax Technologies Corp. (a)	137,423	$247,361
Eleven Biotherapeutics, Inc. (a)	441	7,157
Emergent Biosolutions, Inc. (a)	14,327	362,043
Enzon Pharmaceuticals, Inc.	23,136	23,830
Epizyme, Inc. (a)	3,655	83,224
Exact Sciences Corp. (a)	36,777	521,130
Exelixis, Inc. (a)(b)	101,743	360,170
Fibrocell Science, Inc. (a)	12,564	65,710
Five Prime Therapeutics, Inc. (a)	3,706	72,860
Foundation Medicine, Inc. (a)(b)	3,709	120,060
Furiex Pharmaceuticals, Inc. (a)	3,452	300,324
Galena Biopharma, Inc. (a)(b)	61,787	154,468
GenMark Diagnostics, Inc. (a)	18,638	185,262
Genocea Biosciences, Inc. (a)	1,081	19,663
Genomic Health, Inc. (a)	8,926	235,111
Geron Corp. (a)	79,868	166,125
GlycoMimetics, Inc. (a)	1,367	22,323
GTx, Inc. (a)	15,948	24,400
Halozyme Therapeutics, Inc. (a)	50,247	638,137
Harvard Apparatus Regenerative Technology, Inc. (a)	3,685	33,423
Harvard Bioscience, Inc. (a)	13,165	62,402
Horizon Pharma, Inc. (a)	28,891	436,832
Hyperion Therapeutics, Inc. (a)	4,508	116,306
Idenix Pharmaceuticals, Inc. (a)(b)	58,436	352,369
Immunogen, Inc. (a)	44,185	659,682
Immunomedics, Inc. (a)	38,312	161,294
Insmed, Inc. (a)	18,025	343,196
Insys Therapeutics, Inc. (a)	4,016	166,362
Intercept Pharmaceuticals, Inc. (a)	3,712	1,224,181
InterMune, Inc. (a)	50,852	1,702,016
Intrexon Corp. (a)	6,209	163,235
KaloBios Pharmaceuticals, Inc. (a)	8,378	22,704
Karyopharm Therapeutics, Inc. (a)	4,173	128,904
Keryx Biopharmaceuticals, Inc. (a)	46,204	787,316
Kindred Biosciences, Inc. (a)	532	9,858
Lexicon Pharmaceuticals, Inc. (a)	118,867	205,640
Ligand Pharmaceuticals, Inc., Class B (a)	9,309	626,123
MacroGenics, Inc. (a)	3,352	93,286
MannKind Corp. (a)(b)	77,821	312,840
Merrimack Pharmaceuticals, Inc. (a)(b)	50,565	254,848
Momenta Pharmaceuticals, Inc. (a)	24,675	287,464
Nanosphere, Inc. (a)	28,728	61,765
Nektar Therapeutics (a)	64,917	786,794
Neurocrine Biosciences, Inc. (a)	39,166	630,573
NewLink Genetics Corp. (a)	9,659	274,316
Novavax, Inc. (a)	97,275	440,656
NPS Pharmaceuticals, Inc. (a)	52,000	1,556,360
Omeros Corp. (a)(b)	17,824	215,136
OncoGenex Pharmaceutical, Inc. (a)	7,711	90,681

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	5

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
OncoMed Pharmaceuticals, Inc. (a)(b)	2,616	$88,028
Onconova Therapeutics, Inc. (a)	3,701	23,464
Ophthotech Corp. (a)	5,013	179,165
Opko Health, Inc. (a)(b)	98,101	914,301
Orexigen Therapeutics, Inc. (a)	57,807	375,746
Osiris Therapeutics, Inc. (a)	9,031	118,577
Pacific Biosciences of California, Inc. (a)	26,619	142,412
PDL BioPharma, Inc.	84,516	702,328
Peregrine Pharmaceuticals, Inc. (a)(b)	92,635	176,007
Peregrine Semiconductor Corp. (a)	14,192	85,862
Progenics Pharmaceuticals, Inc. (a)	36,107	147,678
Prothena Corp. PLC (a)	7,446	285,256
PTC Therapeutics, Inc. (a)	6,029	157,598
Puma Biotechnology, Inc. (a)	12,048	1,254,679
Raptor Pharmaceutical Corp. (a)	31,131	311,310
Regulus Therapeutics, Inc. (a)	5,540	49,971
Repligen Corp. (a)	16,753	215,444
Repros Therapeutics, Inc. (a)	11,992	212,738
Retrophin, Inc. (a)	9,812	208,014
Rigel Pharmaceuticals, Inc. (a)	45,705	177,335
Rockwell Medical, Inc. (a)(b)	20,552	260,188
RTI Surgical, Inc. (a)	28,833	117,639
Sangamo Biosciences, Inc. (a)	34,621	625,948
Sarepta Therapeutics, Inc. (a)(b)	19,660	472,430
Sequenom, Inc. (a)(b)	60,592	148,450
Stemline Therapeutics, Inc. (a)	5,154	104,935
Sucampo Pharmaceuticals, Inc., Class A (a)	7,206	51,523
Sunesis Pharmaceuticals, Inc. (a)	19,841	131,149
Symmetry Medical, Inc. (a)	19,595	197,126
Synageva BioPharma Corp. (a)	10,712	888,775
Synergy Pharmaceuticals, Inc. (a)	42,042	223,243
Synta Pharmaceuticals Corp. (a)(b)	26,312	113,405
Targacept, Inc. (a)	14,732	69,977
TESARO, Inc. (a)	7,813	230,327
Threshold Pharmaceuticals, Inc. (a)	25,761	122,622
Trevena, Inc. (a)	858	6,744
Vanda Pharmaceuticals, Inc. (a)	17,330	281,613
Veracyte, Inc. (a)	2,740	46,936
Verastem, Inc. (a)	9,145	98,675
West Pharmaceutical Services, Inc.	35,737	1,574,215
Wright Medical Group, Inc. (a)	20,948	650,854
Xencor Inc. (a)	1,048	12,293
XOMA Corp. (a)	40,342	210,182
ZIOPHARM Oncology, Inc. (a)(b)	42,496	194,632

		39,757,791
Building Materials — 1.2%
Acuity Brands, Inc.	22,138	2,934,835
BlueLinx Holdings, Inc. (a)	19,297	25,086

Common Stocks	Shares	Value
Building Materials (concluded)
Builders FirstSource, Inc. (a)	23,440	$213,538
Continental Building Products, Inc. (a)	3,263	61,475
Gibraltar Industries, Inc. (a)	15,978	301,505
Griffon Corp.	21,203	253,164
Headwaters, Inc. (a)	37,919	500,910
Louisiana-Pacific Corp. (a)	72,057	1,215,602
LSI Industries, Inc.	10,998	90,074
NCI Building Systems, Inc. (a)	10,946	191,117
Patrick Industries, Inc. (a)	3,519	155,997
PGT, Inc. (a)	17,479	201,183
Quanex Building Products Corp.	19,130	395,608
Revolution Lighting Technologies, Inc. (a)	16,183	50,976
Simpson Manufacturing Co., Inc.	20,900	738,397
Stock Building Supply Holdings, Inc. (a)	4,196	85,263
Texas Industries, Inc. (a)	11,264	1,009,480
Trex Co., Inc. (a)	8,937	653,831
Watsco, Inc.	13,264	1,325,206

		10,403,247
Building: Climate Control — 0.1%
AAON, Inc.	14,475	403,418
Comfort Systems USA, Inc.	19,225	292,989
Nortek, Inc. (a)	4,715	387,620

		1,084,027
Building: Roofing, Wallboard & Plumbing — 0.3%
Beacon Roofing Supply, Inc. (a)	25,169	973,033
USG Corp. (a)	39,712	1,299,377

		2,272,410
Casinos & Gambling — 0.3%
Boyd Gaming Corp. (a)	36,019	475,451
Caesars Entertainment Corp. (a)	20,978	398,792
Isle of Capri Casinos, Inc. (a)	11,205	85,942
Monarch Casino & Resort, Inc. (a)	4,281	79,327
Multimedia Games Holding Co., Inc. (a)	15,072	437,691
Pinnacle Entertainment, Inc. (a)	30,191	715,526
Scientific Games Corp., Class A (a)	24,963	342,742

		2,535,471
Cement — 0.0%
US Concrete, Inc. (a)	7,375	173,312
Chemicals: Diversified — 1.2%
Aceto Corp.	14,050	282,264
American Vanguard Corp.	14,744	319,208
Axiall Corp.	36,086	1,620,983
Chemtura Corp. (a)	50,799	1,284,707
Hawkins, Inc.	4,883	179,401

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	6

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals: Diversified (concluded)
Innophos Holdings, Inc.	11,277	$639,406
KMG Chemicals, Inc.	4,228	66,295
Landec Corp. (a)	13,430	149,879
LSB Industries, Inc. (a)	9,867	369,223
Marrone Bio Innovations, Inc. (a)	2,921	40,806
Olin Corp.	41,506	1,145,981
OM Group, Inc.	16,476	547,333
OMNOVA Solutions, Inc. (a)	24,515	254,466
Penford Corp. (a)	4,976	71,455
PolyOne Corp.	51,361	1,882,894
Sensient Technologies Corp.	25,847	1,458,029
Taminco Corp. (a)	8,282	174,005

		10,486,335
Chemicals: Specialty — 0.6%
Advanced Emissions Solutions, Inc. (a)	11,204	274,946
Balchem Corp.	15,293	797,071
Calgon Carbon Corp. (a)	27,918	609,450
FutureFuel Corp.	11,085	225,025
Innospec, Inc.	12,175	550,675
Kraton Performance Polymers, Inc. (a)	16,804	439,257
Polypore International, Inc. (a)	24,090	824,119
Quaker Chemical Corp.	6,779	534,389
Stepan Co.	9,684	625,199
Zep, Inc.	11,820	209,214

		5,089,345
Coal — 0.2%
Arch Coal, Inc.	109,919	529,810
Cloud Peak Energy, Inc. (a)	31,481	665,508
Hallador Energy Co.	4,280	36,594
KiOR, Inc., Class A (a)(b)	21,114	12,098
L&L Energy, Inc. (a)(b)	15,160	22,922
Walter Energy, Inc. (b)	32,825	248,157
Westmoreland Coal Co. (a)	6,162	183,504

		1,698,593
Commercial Banks — 0.0%
HomeTrust Bancshares, Inc. (a)	10,793	170,314
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A (a)	12,250	307,598
Federal Agricultural Mortgage Corp., Class C	5,469	181,844
Garrison Capital, Inc.	3,197	45,174
Medallion Financial Corp.	11,292	149,167
Meta Financial Group, Inc.	3,139	140,784
NewStar Financial, Inc. (a)	13,739	190,423
PennantPark Floating Rate Capital Ltd.	7,449	102,945

Common Stocks	Shares	Value
Commercial Finance & Mortgage Companies (concluded)
PennyMac Financial Services, Inc. (a)(c)	5,912	$98,376
RE/MAX Holdings, Inc., Class A	6,148	177,247
Stonegate Mortgage Corp. (a)	4,640	68,950
Walker & Dunlop, Inc. (a)	8,741	142,915

		1,605,423
Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	19,635	146,084
LifeLock, Inc. (a)	33,122	566,717
National Research Corp. (a)	4,406	73,096
National Research Corp., Class B (b)	588	25,801
Performant Financial Corp. (a)	11,989	108,501

		920,199
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	35,414	686,323
CAI International, Inc. (a)	9,008	222,227
Electro Rent Corp.	9,743	171,379
H&E Equipment Services, Inc. (a)	15,464	625,519
Marlin Business Services Corp.	4,376	91,065
McGrath RentCorp	13,079	457,242
Mobile Mini, Inc.	19,836	860,089
PHH Corp. (a)	29,648	766,104
TAL International Group, Inc. (a)	17,673	757,642

		4,637,590
Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	20,696	91,683
Commercial Vehicle Group, Inc. (a)	12,247	111,693
Miller Industries, Inc.	5,670	110,735
Modine Manufacturing Co. (a)	24,297	355,951
Rush Enterprises, Inc., Class A (a)	17,931	582,399
Spartan Motors, Inc.	18,038	92,715
Wabash National Corp. (a)	35,437	487,613

		1,832,789
Communications Equipment — 0.0%
Ruckus Wireless, Inc. (a)	23,807	289,493
Communications Technology — 2.0%
ADTRAN, Inc.	30,554	745,823
Alliance Fiber Optic Products, Inc.	5,927	85,764
Anixter International, Inc.	13,987	1,419,960
Aruba Networks, Inc. (a)	55,203	1,035,056
Aviat Networks, Inc. (a)	32,336	51,414
Bel Fuse, Inc., Class B	5,023	110,004
Black Box Corp.	8,418	204,894
Calix, Inc. (a)	20,505	172,857
Ciena Corp. (a)	52,557	1,195,146
Comtech Telecommunications Corp.	7,892	251,439

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	7

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Cyan, Inc. (a)(b)	4,039	$17,247
Datalink Corp. (a)	10,070	140,275
Digi International, Inc. (a)	13,410	136,112
DigitalGlobe, Inc. (a)	38,522	1,117,523
Emulex Corp. (a)	41,431	306,175
Extreme Networks, Inc. (a)	48,631	282,060
Finisar Corp. (a)	48,283	1,279,982
General Cable Corp.	25,564	654,694
GSI Technology, Inc. (a)	10,597	73,225
Harmonic, Inc. (a)	52,137	372,258
Infinera Corp. (a)	63,128	573,202
InterDigital, Inc.	21,216	702,462
Ixia (a)	29,168	364,600
KVH Industries, Inc. (a)	8,197	107,873
Loral Space & Communications, Inc. (a)	6,720	475,306
NeoPhotonics Corp. (a)	10,502	83,281
Net Element International, Inc. (a)	900	3,123
NETGEAR, Inc. (a)	18,825	634,967
Numerex Corp., Class A (a)	7,451	81,440
Oplink Communications, Inc. (a)	9,741	174,948
Parkervision, Inc. (a)	46,216	221,837
PC-Tel, Inc.	9,376	81,853
Plantronics, Inc.	22,295	991,013
Procera Networks, Inc. (a)	10,745	111,641
QLogic Corp. (a)	45,911	585,365
RingCentral, Inc., Class A (a)	4,464	80,798
Seachange International, Inc. (a)	17,123	178,764
ShoreTel, Inc. (a)	30,732	264,295
Sonus Networks, Inc. (a)	98,791	332,926
TeleNav, Inc. (a)	9,400	56,024
ViaSat, Inc. (a)	20,434	1,410,763
Westell Technologies, Inc., Class A (a)	22,851	84,320

		17,252,709
Computer Services Software & Systems — 6.0%
ACI Worldwide, Inc. (a)	20,593	1,218,900
Actuate Corp. (a)	24,830	149,477
Acxiom Corp. (a)	38,164	1,312,651
American Software, Inc., Class A	12,603	128,173
Aspen Technology, Inc. (a)	48,454	2,052,511
AVG Technologies NV (a)	12,569	263,446
Bankrate, Inc. (a)	23,881	404,544
Barracuda Networks, Inc. (a)(b)	2,167	73,548
Bazaarvoice, Inc. (a)	26,084	190,413
Benefitfocus, Inc. (a)	2,665	125,175
Blackbaud, Inc.	23,683	741,278
Blucora, Inc. (a)	21,165	416,739
Bottomline Technologies, Inc. (a)	19,588	688,518
Brightcove, Inc. (a)	14,818	145,661
BroadSoft, Inc. (a)	14,487	387,237
CACI International, Inc., Class A (a)	11,886	877,187

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Callidus Software, Inc. (a)	21,094	$264,097
CIBER, Inc. (a)	38,696	177,228
CommVault Systems, Inc. (a)	24,007	1,559,255
Computer Task Group, Inc.	8,092	137,483
ComScore, Inc. (a)	18,429	604,287
Cornerstone OnDemand, Inc. (a)	20,831	997,180
Covisint Corp. (a)	3,954	28,983
CSG Systems International, Inc.	17,529	456,455
Cvent, Inc. (a)	3,269	118,174
DealerTrack Holdings, Inc. (a)	22,467	1,105,152
Demand Media, Inc. (a)	18,289	88,702
Demandware, Inc. (a)	9,552	611,901
Digimarc Corp.	3,248	101,987
Digital River, Inc. (a)	17,404	303,352
EarthLink Holdings Corp.	53,778	194,139
Ebix, Inc. (b)	15,992	272,983
Endurance International Group Holdings, Inc. (a)	11,433	148,743
Envestnet, Inc. (a)	12,261	492,647
EPAM Systems, Inc. (a)	11,273	370,882
EPIQ Systems, Inc.	16,421	223,818
ePlus, Inc. (a)	1,994	111,185
Guidance Software, Inc. (a)	8,595	95,061
Guidewire Software, Inc. (a)	25,210	1,236,550
ICG Group, Inc. (a)	19,573	399,681
iGATE Corp. (a)	18,079	570,212
Imperva, Inc. (a)	10,457	582,455
Infoblox, Inc. (a)	27,477	551,189
Interactive Intelligence Group, Inc. (a)	7,999	579,927
Internap Network Services Corp. (a)	27,927	197,723
IntraLinks Holdings, Inc. (a)	20,064	205,255
Jive Software, Inc. (a)	21,555	172,656
The KEYW Holding Corp. (a)	16,678	312,045
Limelight Networks, Inc. (a)	27,766	60,530
Lionbridge Technologies, Inc. (a)	30,330	203,514
LivePerson, Inc. (a)	28,372	342,450
LogMeIn, Inc. (a)	12,564	563,998
Luxoft Holding, Inc. (a)	2,403	84,273
Manhattan Associates, Inc. (a)	40,202	1,408,276
Mantech International Corp., Class A	12,193	358,596
Mavenir Systems, Inc. (a)	3,126	55,955
Mentor Graphics Corp.	49,268	1,084,881
Mercury Systems, Inc. (a)	16,655	220,013
MicroStrategy, Inc., Class A (a)	4,693	541,525
Millennial Media, Inc. (a)	18,724	129,570
Mitek Systems, Inc. (a)(b)	12,996	50,295
ModusLink Global Solutions, Inc. (a)	19,599	82,904
Monotype Imaging Holdings, Inc.	19,736	594,843
Netscout Systems, Inc. (a)	18,633	700,228

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	8

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
NIC, Inc.	33,470	$646,306
OpenTable, Inc. (a)	11,761	904,774
PDF Solutions, Inc. (a)	13,093	237,900
Pegasystems, Inc.	8,949	316,079
Perficient, Inc. (a)	17,203	311,718
Progress Software Corp. (a)	26,871	585,788
Proofpoint, Inc. (a)	11,868	440,065
PROS Holdings, Inc. (a)	11,576	364,760
PTC, Inc. (a)	61,786	2,189,078
QAD, Inc., Class A	3,112	63,578
QLIK Technologies, Inc. (a)	44,966	1,195,646
RealNetworks, Inc. (a)	11,407	86,465
RealPage, Inc. (a)	24,068	437,075
Reis, Inc. (a)	4,277	77,200
Rocket Fuel, Inc. (a)(b)	2,785	119,421
Sapiens International Corp. NV	10,132	82,171
Sapient Corp. (a)	56,968	971,874
SciQuest, Inc. (a)	11,876	320,830
Shutterstock, Inc. (a)	3,804	276,208
Spark Networks, Inc. (a)	9,350	48,900
SPS Commerce, Inc. (a)	8,279	508,745
SS&C Technologies Holdings, Inc. (a)	30,111	1,205,042
Support.com, Inc. (a)	26,959	68,745
Synchronoss Technologies, Inc. (a)	15,047	515,962
SYNNEX Corp. (a)	13,572	822,599
Syntel, Inc. (a)	7,955	715,154
Tangoe, Inc. (a)(b)	16,196	301,084
TechTarget, Inc. (a)	5,669	40,873
TeleCommunication Systems, Inc., Class A (a)	25,107	57,746
Textura Corp. (a)(b)	2,849	71,823
Travelzoo, Inc. (a)	4,086	93,569
Tremor Video, Inc. (a)	3,698	15,236
Tyler Technologies, Inc. (a)	16,271	1,361,557
The Ultimate Software Group, Inc. (a)	14,280	1,956,360
Unisys Corp. (a)	26,491	806,916
United Online, Inc.	6,921	80,007
Unwired Planet, Inc. (a)	31,168	67,635
Varonis Systems, Inc. (a)	2,770	99,055
VASCO Data Security International, Inc. (a)	15,316	115,483
Verint Systems, Inc. (a)	27,267	1,279,640
VirnetX Holding Corp. (a)(b)	22,097	313,335
Virtusa Corp. (a)	11,660	390,727
Web.com Group, Inc. (a)	21,722	739,200
Wix.com Ltd. (a)	4,402	101,114
Yelp, Inc. (a)	16,774	1,290,424
YuMe, Inc. (a)	2,681	19,598
Zillow, Inc. Class A (a)	12,035	1,060,283

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Zix Corp. (a)	32,316	$133,788

		52,836,232
Computer Technology — 0.4%
Cray, Inc. (a)	20,550	766,926
Imation Corp. (a)	17,409	100,450
Immersion Corp. (a)	14,570	153,713
Insight Enterprises, Inc. (a)	22,417	562,891
PC Connection, Inc.	4,658	94,651
Quantum Corp. (a)	111,426	135,940
Radisys Corp. (a)	14,382	51,631
Safeguard Scientifics, Inc. (a)	10,942	242,694
Silicon Graphics International Corp. (a)(b)	17,680	217,110
Super Micro Computer, Inc. (a)	16,350	283,999
Synaptics, Inc. (a)	16,786	1,007,496
Violin Memory, Inc. (a)(b)	9,218	36,872

		3,654,373
Construction — 0.5%
Aegion Corp. (a)	20,220	511,768
EMCOR Group, Inc.	34,663	1,621,882
Granite Construction, Inc.	20,081	801,834
Great Lakes Dredge & Dock Corp. (a)	31,226	285,093
Orion Marine Group, Inc. (a)	14,268	179,349
Primoris Services Corp.	18,365	550,583
Sterling Construction Co., Inc. (a)	8,459	73,340
Tutor Perini Corp. (a)	19,288	552,987

		4,576,836
Consumer Electronics — 0.2%
RealD, Inc. (a)	21,670	242,054
Skullcandy, Inc. (a)	9,523	87,421
TiVo, Inc. (a)	65,395	865,176
Universal Electronics, Inc. (a)	8,163	313,377
VOXX International Corp. (a)	9,703	132,737
XO Group, Inc. (a)	13,978	141,737
Zagg, Inc. (a)	16,066	74,225

		1,856,727
Consumer Lending — 0.9%
Cash America International, Inc.	14,769	571,856
Credit Acceptance Corp. (a)	3,703	526,381
Encore Capital Group, Inc. (a)	12,983	593,323
Ezcorp, Inc., Class A (a)	26,307	283,852
First Cash Financial Services, Inc. (a)	15,049	759,373
The First Marblehead Corp. (a)	4,544	27,446
Imperial Holdings, Inc. (a)	9,052	52,049
JGWPT Holdings, Inc., Class A, Class A (a)	5,948	108,610
Marcus & Millichap, Inc. (a)	3,646	65,045

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	9

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Lending (concluded)
MGIC Investment Corp. (a)(b)	167,830	$1,429,912
MoneyGram International, Inc. (a)	11,225	198,121
Nelnet, Inc., Class A	11,889	486,260
Nicholas Financial, Inc.	5,756	90,542
Portfolio Recovery Associates, Inc. (a)	26,211	1,516,568
Regional Management Corp. (a)	2,963	73,068
Springleaf Holdings, Inc. (a)	12,726	320,059
Tree.com, Inc. (a)	3,421	106,188
World Acceptance Corp. (a)	4,488	336,959

		7,545,612
Consumer Services: Miscellaneous — 0.6%
Chuy’s Holdings, Inc. (a)	8,341	359,831
Core-Mark Holding Co., Inc.	5,871	426,234
Del Frisco’s Restaurant Group, Inc. (a)	5,586	155,849
Move, Inc. (a)	20,766	240,055
Nutrisystem, Inc.	14,662	220,956
Sotheby’s	35,309	1,537,707
Steiner Leisure Ltd. (a)	7,667	354,599
WEX, Inc. (a)	20,035	1,904,327

		5,199,558
Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	2,267	84,105
Berry Plastics Group, Inc. (a)	28,759	665,771
Graphic Packaging Holding Co. (a)	101,519	1,031,433
Myers Industries, Inc.	14,464	288,123
UFP Technologies, Inc. (a)	2,847	69,353

		2,138,785
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	13,212	389,886
Inter Parfums, Inc.	8,412	304,599
Revlon, Inc., Class A (a)	5,979	152,763

		847,248
Diversified Financial Services — 0.7%
Blackhawk Network Holdings, Inc. (a)(b)	6,007	146,511
California First National Bancorp	1,296	19,894
Capitala Finance Corp.	2,019	38,926
ConnectOne Bancorp, Inc. (a)	979	47,932
DFC Global Corp. (a)	21,260	187,726
Evercore Partners, Inc., Class A	16,328	902,122
FBR & Co. (a)	4,136	106,833
Fidus Investment Corp.	7,198	138,993
Greenhill & Co., Inc.	14,552	756,413
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,908	113,480
Intersections, Inc.	5,245	30,946
JTH Holding, Inc., Class A (a)	2,438	67,630

Common Stocks	Shares	Value
Diversified Financial Services (concluded)
Main Street Capital Corp.	20,206	$663,969
MidWestOne Financial Group, Inc.	3,706	93,539
Outerwall, Inc. (a)(b)	10,564	765,890
Piper Jaffray Cos. (a)	8,289	379,636
Planet Payment, Inc.	22,203	60,836
Stifel Financial Corp. (a)	32,794	1,631,829
Triangle Capital Corp.	14,314	370,590

		6,523,695
Diversified Manufacturing Operations — 0.5%
AM Castle & Co. (a)	9,150	134,414
Barnes Group, Inc.	27,804	1,069,620
Federal Signal Corp. (a)	32,343	481,911
Lydall, Inc. (a)	8,855	202,514
OSI Systems, Inc. (a)	10,256	613,924
Raven Industries, Inc.	18,730	613,407
Standex International Corp.	6,545	350,681
Trimas Corp. (a)	23,340	774,888

		4,241,359
Diversified Materials & Processing — 0.6%
Belden, Inc.	22,771	1,584,862
Cabot Microelectronics Corp. (a)	12,563	552,772
CLARCOR, Inc.	25,630	1,469,881
Encore Wire Corp.	10,683	518,232
Harbinger Group, Inc. (a)	17,326	211,897
Insteel Industries, Inc.	9,444	185,764
Koppers Holdings, Inc.	10,728	442,315
NL Industries, Inc.	3,349	36,303
Tredegar Corp.	12,626	290,524
Uranium Energy Corp. (a)(b)	44,126	58,246

		5,350,796
Diversified Media — 0.0%
EW Scripps Co. (a)	16,045	284,318
Hemisphere Media Group, Inc. (a)	4,592	57,813

		342,131
Diversified Retail — 0.4%
The Bon-Ton Stores, Inc.	7,315	80,319
Fred’s, Inc., Class A	18,857	339,615
Gordmans Stores, Inc.	4,880	26,645
HSN, Inc.	17,492	1,044,797
Overstock.com, Inc. (a)	5,940	117,018
Pricesmart, Inc.	9,769	985,985
Tuesday Morning Corp. (a)	21,992	311,187
Valuevision Media, Inc., Class A (a)	20,627	100,247
Winmark Corp.	1,132	85,647

		3,091,460
Drug & Grocery Store Chains — 0.7%
Casey’s General Stores, Inc.	19,794	1,337,877
Ingles Markets, Inc., Class A	6,182	147,255

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	10

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Drug & Grocery Store Chains (concluded)
The Pantry, Inc. (a)	12,360	$189,602
PetMed Express, Inc.	10,263	137,627
Rite Aid Corp. (a)	377,473	2,366,756
Spartan Stores, Inc.	18,873	438,042
Supervalu, Inc. (a)	105,427	721,121
Susser Holdings Corp. (a)	9,342	583,595
Village Super Market, Inc., Class A	3,191	84,242
Weis Markets, Inc.	5,621	276,834

		6,282,951
Education Services — 0.5%
American Public Education, Inc. (a)	9,100	319,228
Bridgepoint Education, Inc. (a)	7,902	117,661
Bright Horizons Family Solutions, Inc. (a)	6,280	245,611
Capella Education Co.	5,712	360,713
Career Education Corp. (a)	28,821	215,005
Chegg, Inc. (a)(b)	7,903	55,321
Corinthian Colleges, Inc. (a)	41,499	57,269
Education Management Corp. (a)	12,805	62,360
Franklin Covey Co. (a)	4,684	92,603
Grand Canyon Education, Inc. (a)	23,489	1,096,936
HealthStream, Inc. (a)	10,355	276,478
Houghton Mifflin Harcourt Co. (a)	10,849	220,560
ITT Educational Services, Inc. (a)	12,122	347,659
K12, Inc. (a)	14,030	317,779
Lincoln Educational Services Corp.	12,756	48,090
Rosetta Stone, Inc. (a)	6,014	67,477
Strayer Education, Inc. (a)	5,578	258,987
Universal Technical Institute, Inc.	10,857	140,598

		4,300,335
Electronic Components — 0.7%
Acacia Research Corp.	25,418	388,387
Checkpoint Systems, Inc. (a)	21,430	287,591
InvenSense, Inc. (a)(b)	29,445	696,963
Kemet Corp. (a)	23,537	136,750
Methode Electronics, Inc.	19,235	589,745
Multi-Fineline Electronix, Inc. (a)	4,532	58,010
Neonode, Inc. (a)	13,946	79,353
NVE Corp. (a)	2,527	144,140
Park Electrochemical Corp.	10,685	319,161
Rogers Corp. (a)	9,329	582,316
Sanmina Corp. (a)	42,815	747,122
ScanSource, Inc. (a)	14,359	585,416
Sparton Corp. (a)	5,327	155,975
Speed Commerce, Inc. (a)	24,169	87,975
TTM Technologies, Inc. (a)	27,658	233,710
Universal Display Corp. (a)	20,853	665,419

Common Stocks	Shares	Value
Electronic Components (concluded)
Viasystems Group, Inc. (a)	1,775	$22,223

		5,780,256
Electronic Entertainment — 0.1%
DTS, Inc. (a)	8,963	177,109
Glu Mobile, Inc. (a)	33,746	159,956
Take-Two Interactive Software, Inc. (a)	41,802	916,718

		1,253,783
Electronics — 0.4%
Agilysys, Inc. (a)	7,188	96,319
American Science & Engineering, Inc.	4,184	281,039
Coherent, Inc. (a)	12,535	819,162
Control4 Corp. (a)	2,440	51,752
Daktronics, Inc.	18,813	270,719
II-VI, Inc. (a)	26,313	406,010
iRobot Corp. (a)	14,651	601,424
Newport Corp. (a)	20,138	416,454
Richardson Electronics Ltd.	5,779	62,182
Rofin-Sinar Technologies, Inc. (a)	14,538	348,331

		3,353,392
Energy Equipment — 0.5%
C&J Energy Services, Inc. (a)	23,317	679,924
Capstone Turbine Corp. (a)	159,172	339,036
Dynegy, Inc. (a)	51,732	1,290,196
Enphase Energy, Inc. (a)(b)	8,420	61,971
FuelCell Energy, Inc. (a)(b)	102,557	254,341
Matador Resources Co. (a)	30,034	735,533
PowerSecure International, Inc. (a)	11,097	260,114
Silver Spring Networks, Inc. (a)	3,096	53,808
SunPower Corp. (a)	21,263	685,944
Uni-Pixel, Inc. (a)	5,407	41,418

		4,402,285
Energy Equipment & Services — 0.1%
CHC Group, Ltd. (a)	9,000	66,510
Geospace Technologies Corp. (a)	6,665	441,023
Pioneer Energy Services Corp. (a)	32,035	414,853

		922,386
Engineering & Contracting Services — 0.6%
Argan, Inc.	7,349	218,486
Dycom Industries, Inc. (a)	17,156	542,301
Engility Holdings, Inc. (a)	8,822	397,431
Exponent, Inc.	6,799	510,333
Furmanite Corp. (a)	19,630	192,767
Layne Christensen Co. (a)	10,349	188,248
MasTec, Inc. (a)	30,724	1,334,651
Mistras Group, Inc. (a)	8,162	185,849
MYR Group, Inc. (a)	10,769	272,671

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	11

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Engineering & Contracting Services (concluded)
Power Solutions International, Inc. (a)	1,117	$83,965
Tetra Tech, Inc. (a)	33,546	992,626
VSE Corp.	2,095	110,406

		5,029,734
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	7,356	178,383
Ascent Capital Group, Inc., Class A (a)	7,324	553,328
Carmike Cinemas, Inc. (a)	12,317	367,786
Live Nation Entertainment, Inc. (a)	73,501	1,598,647
Reading International, Inc., Class A (a)	11,469	84,068
Rentrak Corp. (a)	5,557	334,976
Trans World Entertainment Corp.	4,758	17,271
World Wrestling Entertainment, Inc.	15,202	439,034

		3,573,493
Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	28,185	810,037
The Brink’s Co.	24,787	707,669
G&K Services, Inc., Class A	10,128	619,530
Healthcare Services Group, Inc.	35,344	1,027,097
MSA Safety, Inc.	14,646	834,822
SP Plus Corp. (a)	8,102	212,839
Swisher Hygiene, Inc. (a)	53,444	24,055
UniFirst Corp.	7,561	831,256

		5,067,305
Fertilizers — 0.1%
Intrepid Potash, Inc. (a)	28,215	436,204
Rentech, Inc. (a)	68,542	130,230

		566,434
Financial Data & Systems — 0.6%
Advent Software, Inc.	16,864	495,127
Cardtronics, Inc. (a)	23,178	900,465
Cass Information Systems, Inc.	5,376	277,186
Consumer Portfolio Services, Inc. (a)	10,049	68,735
Euronet Worldwide, Inc. (a)	25,752	1,071,026
EVERTEC, Inc.	15,504	382,949
Fair Isaac Corp.	18,534	1,025,301
Global Cash Access Holdings, Inc. (a)	34,663	237,788
Green Dot Corp., Class A (a)	13,524	264,124
Heartland Payment Systems, Inc.	18,757	777,478
Higher One Holdings, Inc. (a)	16,448	118,919

Common Stocks	Shares	Value
Financial Data & Systems (concluded)
Xoom Corp. (a)	4,365	$85,205

		5,704,303
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)	8,305	63,450
Natural Grocers by Vitamin Cottage, Inc. (a)	4,661	203,499

		266,949
Foods — 1.4%
Annie’s, Inc. (a)	7,160	287,760
B&G Foods, Inc.	27,394	824,833
Boulder Brands, Inc. (a)	30,820	543,049
The Chefs’ Warehouse, Inc. (a)	8,643	184,960
Chiquita Brands International, Inc. (a)	24,223	301,576
Diamond Foods, Inc. (a)	11,580	404,489
The Hain Celestial Group, Inc. (a)	19,843	1,815,039
Inventure Foods, Inc. (a)	7,131	99,691
J&J Snack Foods Corp.	7,699	738,873
John B Sanfilippo & Son, Inc.	4,102	94,428
Lancaster Colony Corp.	9,518	946,280
Lifeway Foods, Inc.	2,232	32,810
Medifast, Inc. (a)	6,806	197,987
Nature’s Sunshine Products, Inc.	5,544	76,396
Nutraceutical International Corp. (a)	4,502	117,007
Omega Protein Corp. (a)	10,546	127,290
Post Holdings, Inc. (a)	19,888	1,096,227
Roundy’s, Inc.	14,098	96,994
Seneca Foods Corp., Class A (a)	4,247	133,696
Snyders-Lance, Inc.	24,610	693,756
Synutra International, Inc. (a)	9,099	60,872
Tootsie Roll Industries, Inc.	10,569	316,431
TreeHouse Foods, Inc. (a)	18,727	1,348,157
United Natural Foods, Inc. (a)	25,454	1,805,198

		12,343,799
Forest Products — 0.1%
Boise Cascade Co. (a)	6,485	185,731
Deltic Timber Corp.	5,749	375,007
Universal Forest Products, Inc.	10,268	568,231

		1,128,969
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	26,291	1,379,488
Ennis, Inc.	13,684	226,744
InnerWorkings, Inc. (a)	22,530	172,580
Multi-Color Corp.	6,370	222,950
Quad/Graphics, Inc.	12,833	300,934

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	12

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Forms & Bulk Printing Services (concluded)
Schawk, Inc.	6,899	$137,911

		2,440,607
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	8,186	149,313
Hillenbrand, Inc.	28,434	919,271
Matthews International Corp., Class A	14,212	579,992

		1,648,576
Gas Pipeline — 0.2%
SemGroup Corp., Class A	21,891	1,437,801
Glass — 0.1%
Apogee Enterprises, Inc.	14,916	495,659
Gold — 0.1%
Allied Nevada Gold Corp. (a)(b)	53,409	230,193
Coeur Mining, Inc. (a)	52,488	487,613
Gold Resource Corp.	17,348	82,923
Midway Gold Corp.	57,613	60,494

		861,223
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	987	16,295
Health Care Facilities — 0.7%
Amsurg Corp. (a)	16,494	776,537
Capital Senior Living Corp. (a)	14,790	384,392
Emeritus Corp. (a)	20,883	656,562
The Ensign Group, Inc.	10,030	437,709
Five Star Quality Care, Inc. (a)	21,580	104,879
Hanger, Inc. (a)	17,992	605,971
HealthSouth Corp.	45,117	1,621,054
Kindred Healthcare, Inc.	27,905	653,535
National Healthcare Corp.	5,522	307,962
Select Medical Holdings Corp.	25,301	314,997
Skilled Healthcare Group, Inc., Class A (a)	10,734	56,568
Surgical Care Affiliates, Inc. (a)	5,910	181,732
US Physical Therapy, Inc.	6,159	212,917
USMD Holdings, Inc. (a)	509	6,490

		6,321,305
Health Care Management Services — 0.6%
BioScrip, Inc. (a)	30,522	213,044
Centene Corp. (a)	28,083	1,748,167
Computer Programs & Systems, Inc.	5,712	368,995
Magellan Health Services, Inc. (a)	13,872	823,303
Molina Healthcare, Inc. (a)	14,559	546,836
Triple-S Management Corp. (a)	12,299	198,506
Universal American Corp.	19,490	137,794

Common Stocks	Shares	Value
Health Care Management Services (concluded)
WellCare Health Plans, Inc. (a)	22,420	$1,424,118

		5,460,763
Health Care Services — 2.1%
Acadia Healthcare Co., Inc. (a)	18,302	825,786
Accelerate Diagnostics, Inc. (a)(b)	5,760	125,626
Addus HomeCare Corp. (a)	2,862	65,969
Air Methods Corp. (a)	20,107	1,074,317
Alliance HealthCare Services, Inc. (a)	2,606	87,379
Almost Family, Inc. (a)	4,348	100,439
Amedisys, Inc. (a)	16,043	238,880
AMN Healthcare Services, Inc. (a)	23,788	326,847
Argos Therapeutics, Inc. (a)	611	6,110
athenahealth, Inc. (a)	18,982	3,041,676
Cara Therapeutics, Inc. (a)	2,449	45,576
Care.com, Inc. (a)	1,522	25,189
Chemed Corp. (b)	9,114	815,247
Chindex International, Inc. (a)	6,657	127,016
Corvel Corp. (a)	5,954	296,271
Cross Country Healthcare, Inc. (a)	14,210	114,675
ExamWorks Group, Inc. (a)	16,610	581,516
Flexion Therapeutics, Inc. (a)	1,042	17,141
Gentiva Health Services, Inc. (a)	16,411	149,668
Globus Medical, Inc., Class A (a)	28,135	748,110
Healthways, Inc. (a)	17,567	301,098
HMS Holdings Corp. (a)	45,288	862,736
IPC The Hospitalist Co., Inc. (a)	8,641	424,100
LHC Group, Inc. (a)	6,073	133,970
Medidata Solutions, Inc. (a)	27,470	1,492,720
MiMedx Group, Inc. (a)	47,327	290,115
MWI Veterinary Supply, Inc. (a)	6,623	1,030,671
NeoGenomics, Inc. (a)	17,198	59,677
Omnicell, Inc. (a)	18,739	536,310
OvaScience, Inc. (a)	6,693	59,836
PharMerica Corp. (a)	15,319	428,626
Quality Systems, Inc.	20,615	347,981
Ryman Hospitality Properties	22,930	974,984
Team Health Holdings, Inc. (a)	35,530	1,589,968
TearLab Corp. (a)	15,243	103,043
Tetraphase Pharmaceuticals, Inc. (a)	7,460	81,239
WebMD Health Corp. (a)	14,751	610,691

		18,141,203
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	31,576	780,243
The Providence Service Corp. (a)	5,535	156,530

		936,773
Home Building — 0.6%
Beazer Homes USA, Inc. (a)	13,216	265,377

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	13

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Home Building (concluded)
Hovnanian Enterprises, Inc., Class A (a)(b)	59,304	$280,508
Installed Building Products, Inc. (a)	1,936	27,007
KB Home	43,541	739,762
LGI Homes, Inc. (a)	4,981	85,922
M/I Homes, Inc. (a)	12,715	285,070
MDC Holdings, Inc.	20,392	576,686
Meritage Homes Corp. (a)	20,174	844,887
The New Home Co., Inc. (a)	965	13,742
The Ryland Group, Inc.	23,934	955,685
Standard Pacific Corp. (a)(b)	77,210	641,615
Tile Shop Holdings, Inc. (a)	9,686	149,649
TRI Pointe Homes, Inc. (a)	7,839	127,227
UCP, Inc., Class A (a)	4,021	60,556
WCI Communities, Inc. (a)	3,638	71,887
William Lyon Homes, Class A (a)	7,292	201,332

		5,326,912
Hotel/Motel — 0.2%
Bloomin’ Brands, Inc. (a)	28,765	693,236
Intrawest Resorts Holdings, Inc. (a)	3,988	52,004
The Marcus Corp.	10,226	170,774
Morgans Hotel Group Co. (a)	14,108	113,428
Orient-Express Hotels Ltd., Class A (a)	49,321	710,716

		1,740,158
Household Appliances — 0.0%
National Presto Industries, Inc.	2,459	191,900
Household Equipment & Products — 0.2%
Blyth, Inc. (b)	5,069	54,390
Central Garden and Pet Co., Class A (a)	21,917	181,254
CSS Industries, Inc.	4,456	120,312
Helen of Troy Ltd. (a)	16,453	1,139,041
Libbey, Inc. (a)	10,980	285,480
Sears Hometown and Outlet Stores, Inc. (a)	4,510	106,662

		1,887,139
Household Furnishings — 0.3%
American Woodmark Corp. (a)	5,455	183,615
Bassett Furniture Industries, Inc.	5,563	82,611
Ethan Allen Interiors, Inc.	12,805	325,887
EveryWare Global, Inc. (a)	5,375	24,510
Flexsteel Industries, Inc.	2,476	93,147
Hooker Furniture Corp.	5,512	86,318
Kirkland’s, Inc. (a)	7,258	134,200
La-Z-Boy, Inc.	26,999	731,673
Lifetime Brands, Inc.	5,232	93,444
Norcraft Cos., Inc. (a)	4,185	70,852

Common Stocks	Shares	Value
Household Furnishings (concluded)
Select Comfort Corp. (a)(b)	28,848	$521,572

		2,347,829
Insurance: Life — 0.7%
American Equity Investment Life
Holding Co.	33,267	785,767
Citizens, Inc. (a)(b)	22,946	169,800
CNO Financial Group, Inc.	115,029	2,082,025
FBL Financial Group, Inc., Class A	4,784	207,243
Fidelity & Guaranty Life	2,574	60,746
Health Insurance Innovations, Inc. (a)	3,073	31,775
Independence Holding Co.	4,498	60,363
Kansas City Life Insurance Co.	2,128	102,570
National Western Life Insurance Co., Class A	1,151	281,419
The Phoenix Cos., Inc. (a)	3,092	160,011
Primerica, Inc.	29,681	1,398,272
Symetra Financial Corp.	42,328	838,941
Third Point Reinsurance Ltd. (a)	13,450	213,183

		6,392,115
Insurance: Multi-Line — 0.3%
Crawford & Co., Class B	13,892	151,562
eHealth, Inc. (a)	9,515	483,362
Fortegra Financial Corp. (a)	3,770	26,503
Horace Mann Educators Corp.	20,663	599,227
Maiden Holdings Ltd.	25,793	321,897
PICO Holdings, Inc. (a)	11,890	309,021
Platinum Underwriters Holdings Ltd.	14,276	857,987

		2,749,559
Insurance: Property-Casualty — 1.4%
Amerisafe, Inc.	9,549	419,296
Amtrust Financial Services, Inc. (b)	16,072	604,468
Argo Group International Holdings Ltd.	14,083	646,410
Baldwin & Lyons, Inc., Class B	4,921	129,373
Blue Capital Reinsurance Holdings Ltd.	3,297	57,335
Donegal Group, Inc., Class A	3,920	57,154
EMC Insurance Group, Inc.	2,358	83,780
Employers Holdings, Inc.	16,055	324,793
Enstar Group Ltd. (a)	4,920	670,645
Essent Group Ltd. (a)	11,688	262,512
First American Financial Corp.	56,004	1,486,906
Global Indemnity PLC (a)	4,423	116,502
Greenlight Capital Re Ltd. (a)	14,671	481,209
Hallmark Financial Services, Inc. (a)	7,326	60,879
HCI Group, Inc.	5,116	186,222
Hilltop Holdings, Inc. (a)	34,386	818,043

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	14

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Infinity Property & Casualty Corp.	6,024	$407,403
Investors Title Co.	695	52,750
Meadowbrook Insurance Group, Inc.	26,049	151,866
Montpelier Re Holdings Ltd.	21,545	641,179
National Interstate Corp.	3,564	95,551
The Navigators Group, Inc. (a)	5,367	329,480
OneBeacon Insurance Group Ltd.	11,959	184,886
Radian Group, Inc.	89,437	1,344,238
RLI Corp.	22,115	978,368
Safety Insurance Group, Inc.	6,740	362,949
Selective Insurance Group, Inc.	28,815	671,966
State Auto Financial Corp.	7,867	167,646
Stewart Information Services Corp.	11,024	387,273
Tower Group International Ltd.	30,305	81,823
United Fire Group, Inc.	10,806	327,962
Universal Insurance Holdings, Inc.	13,187	167,475

		12,758,342
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	9,780	87,629
Internet & Catalog Retail — 0.0%
Vitacost.com, Inc. (a)	11,615	82,350
Internet Software & Services — 0.1%
ChannelAdvisor Corp. (a)	3,331	125,712
E2open, Inc. (a)	8,484	199,968
eGain Corp. (a)	6,802	48,022
Global Eagle Entertainment, Inc. (a)	14,434	227,768
Gogo, Inc. (a)(b)	5,781	118,742

		720,212
Leisure Time — 1.0%
Black Diamond, Inc. (a)	11,808	144,412
Callaway Golf Co.	40,237	411,222
Churchill Downs, Inc.	7,168	654,438
ClubCorp Holdings, Inc.	10,897	205,953
International Speedway Corp., Class A	14,500	492,855
Interval Leisure Group, Inc.	20,411	533,544
Johnson Outdoors, Inc.	2,711	68,914
Life Time Fitness, Inc. (a)	22,361	1,075,564
Marriott Vacations Worldwide Corp. (a)	15,036	840,663
Nautilus, Inc. (a)	16,246	156,449
Orbitz Worldwide, Inc. (a)	12,325	96,628
Pool Corp.	24,150	1,480,878
SFX Entertainment, Inc. (a)	11,465	80,828
Smith & Wesson Holding Corp. (a)(b)	28,861	421,948
Speedway Motorsports, Inc.	6,218	116,463
Sturm Ruger & Co., Inc. (b)	10,056	601,349

Common Stocks	Shares	Value
Leisure Time (concluded)
Town Sports International
Holdings, Inc.	12,774	$108,451
Vail Resorts, Inc.	18,636	1,298,929
West Marine, Inc. (a)	8,898	101,170

		8,890,658
Luxury Items — 0.0%
Movado Group, Inc.	9,228	420,335
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	3,608	196,023
Lindsay Corp. (b)	6,620	583,752
Titan International, Inc.	27,803	527,979
Titan Machinery, Inc. (a)(b)	9,035	141,578

		1,449,332
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	10,475	459,957
Douglas Dynamics, Inc.	11,468	199,772
NACCO Industries, Inc., Class A	2,389	129,508

		789,237
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	24,952	555,182
Machinery: Industrial — 1.5%
Actuant Corp., Class A	37,816	1,291,416
Altra Industrial Motion Corp.	13,981	499,122
Applied Industrial Technologies, Inc.	21,738	1,048,641
Chart Industries, Inc. (a)	15,667	1,246,310
Columbus McKinnon Corp. (a)	10,225	273,928
DXP Enterprises, Inc. (a)	4,898	464,967
EnPro Industries, Inc. (a)	10,786	783,819
The ExOne Co. (a)(b)	3,472	124,402
Graham Corp.	5,267	167,754
Hardinge, Inc.	6,353	91,483
Hyster-Yale Materials Handling, Inc.	5,439	530,302
John Bean Technologies Corp.	14,971	462,604
Kadant, Inc.	5,846	213,204
Manitex International, Inc. (a)	6,994	114,002
The Middleby Corp. (a)	9,712	2,566,007
MTS Systems Corp.	8,141	557,577
Omega Flex, Inc.	1,265	27,122
Proto Labs, Inc. (a)	8,782	594,278
Tecumseh Products Co., Class A (a)	9,469	65,336
Tennant Co.	9,475	621,749
Twin Disc, Inc.	4,404	116,001
Woodward, Inc.	35,486	1,473,734

		13,333,758
Machinery: Specialty — 0.1%
Albany International Corp., Class A	14,449	513,517

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery: Specialty (concluded)
Hurco Cos., Inc.	3,301	$88,071
Xerium Technologies, Inc. (a)	5,898	94,663

		696,251
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,596	282,106
Medical & Dental Instruments & Supplies — 2.1%
ABIOMED, Inc. (a)	20,035	521,711
Align Technology, Inc. (a)	37,784	1,956,833
Alphatec Holdings, Inc. (a)	32,308	48,462
AngioDynamics, Inc. (a)	12,825	201,994
Anika Therapeutics, Inc. (a)	6,255	257,080
Antares Pharma, Inc. (a)	58,767	205,684
AtriCure, Inc. (a)	12,559	236,235
Atrion Corp.	807	247,055
Biolase, Inc. (a)(b)	18,968	45,714
Cantel Medical Corp.	16,946	571,419
Cardiovascular Systems, Inc. (a)	13,647	433,838
Cerus Corp. (a)	36,351	174,485
CONMED Corp.	14,379	624,768
CryoLife, Inc.	14,334	142,767
Cutera, Inc. (a)	7,667	85,794
Derma Sciences, Inc. (a)	10,549	133,761
Endologix, Inc. (a)	32,418	417,220
Exactech, Inc. (a)	4,743	107,002
HeartWare International, Inc. (a)	8,483	795,536
ICU Medical, Inc. (a)	6,667	399,220
Insulet Corp. (a)	27,650	1,311,163
Integra LifeSciences Holdings Corp. (a)	11,854	545,165
Invacare Corp.	16,707	318,602
Landauer, Inc.	5,010	227,103
LDR Holding Corp. (a)	2,984	102,441
Medical Action Industries, Inc. (a)	7,611	53,049
Meridian Bioscience, Inc.	21,699	472,821
Merit Medical Systems, Inc. (a)	22,254	318,232
Navidea Biopharmaceuticals, Inc. (a)(b)	63,402	117,294
Neogen Corp. (a)	18,522	832,564
NuVasive, Inc. (a)	22,958	881,817
OraSure Technologies, Inc. (a)	29,079	231,760
Orthofix International NV (a)	9,420	284,013
Owens & Minor, Inc.	32,587	1,141,523
Quidel Corp. (a)	14,501	395,877
Staar Surgical Co. (a)	19,158	360,170
STERIS Corp.	30,459	1,454,417
SurModics, Inc. (a)	7,166	161,952
Tornier NV (a)	13,591	288,401
Unilife Corp. (a)(b)	53,364	217,191
Utah Medical Products, Inc.	1,678	97,039
Vascular Solutions, Inc. (a)	8,616	225,653

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Volcano Corp. (a)	28,277	$557,340

		18,202,165
Medical Equipment — 1.3%
Abaxis, Inc. (a)	11,418	443,932
Accuray, Inc. (a)	38,737	371,875
Affymetrix, Inc. (a)	37,078	264,366
Analogic Corp.	6,342	520,742
ArthroCare Corp. (a)	14,606	703,863
Cyberonics, Inc. (a)	14,265	930,791
Cynosure, Inc., Class A (a)	10,011	293,322
DexCom, Inc. (a)	36,538	1,511,212
Fluidigm Corp. (a)	13,143	579,212
Greatbatch, Inc. (a)	12,350	567,112
Haemonetics Corp. (a)	26,412	860,767
Luminex Corp. (a)	19,747	357,618
Masimo Corp. (a)	25,160	687,120
Merge Healthcare, Inc. (a)	33,646	82,096
Natus Medical, Inc. (a)	15,678	404,492
NxStage Medical, Inc. (a)	31,202	397,513
Oxford Immunotec Global PLC (a)	3,223	64,686
Spectranetics Corp. (a)	20,867	632,479
Tandem Diabetes Care, Inc. (a)	4,850	107,137
Thoratec Corp. (a)	29,607	1,060,227
Zeltiq Aesthetics, Inc. (a)	9,233	181,059

		11,021,621
Medical Services — 0.2%
Bio-Reference Laboratories, Inc. (a)	12,616	349,211
PAREXEL International Corp. (a)	29,365	1,588,353

		1,937,564
Metal Fabricating — 0.6%
Ampco-Pittsburgh Corp.	4,350	82,085
Compx International, Inc.	465	4,757
Dynamic Materials Corp.	7,096	135,108
Global Brass & Copper Holdings, Inc.	4,190	66,076
Haynes International, Inc.	6,330	341,820
LB Foster Co., Class A	5,314	248,961
Mueller Industries, Inc.	29,184	875,228
Mueller Water Products, Inc., Series A	81,952	778,544
NN, Inc.	8,907	175,468
Northwest Pipe Co. (a)	4,807	173,821
RBC Bearings, Inc. (a)	11,854	755,100
Rexnord Corp. (a)	15,739	456,116
RTI International Metals, Inc. (a)	16,190	449,758

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	16

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metal Fabricating (concluded)
Worthington Industries, Inc.	27,299	$1,044,187

		5,587,029
Metals & Minerals: Diversified — 0.8%
Alpha Natural Resources, Inc. (a)(b)	114,039	484,666
AMCOL International Corp.	14,410	659,690
Commercial Metals Co.	60,313	1,138,709
General Moly, Inc. (a)	28,738	28,451
Globe Specialty Metals, Inc.	33,371	694,784
Hecla Mining Co.	170,799	524,353
Materion Corp.	10,551	357,995
Minerals Technologies, Inc.	17,978	1,160,660
Molycorp, Inc. (a)(b)	76,950	360,895
Oil-Dri Corp. of America	2,455	84,796
Paramount Gold and Silver Corp. (b)	71,972	88,526
SunCoke Energy, Inc. (a)	36,247	827,881
United States Lime & Minerals, Inc.	997	56,131
Ur-Energy, Inc.	65,405	101,378
US Silica Holdings, Inc.	11,101	423,725

		6,992,640
Miscellaneous Consumer Staples — 0.1%
Spectrum Brands Holdings, Inc.	11,131	887,141
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	58,664	361,370
Electronics for Imaging, Inc. (a)	23,990	1,039,007
Herman Miller, Inc.	30,297	973,443
HNI Corp.	23,480	858,429
Kimball International, Inc., Class B	16,589	300,427
Knoll, Inc.	24,982	454,422
Steelcase, Inc., Class A	43,473	722,086
United Stationers, Inc.	20,910	858,774

		5,567,958
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	82,296	377,739
North Atlantic Drilling, Ltd.	36,589	323,447
Vantage Drilling Co. (a)(b)	104,681	179,004

		880,190
Oil Well Equipment & Services — 1.2%
Basic Energy Services, Inc. (a)	15,479	424,279
Bolt Technology Corp.	4,367	86,336
Cal Dive International, Inc. (a)(b)	49,577	84,281
Dawson Geophysical Co.	4,192	117,418
Exterran Holdings, Inc.	29,718	1,304,026
Flotek Industries, Inc. (a)	24,732	688,786
Forum Energy Technologies, Inc. (a)	20,259	627,624
Gulf Island Fabrication, Inc.	7,500	162,075

Common Stocks	Shares	Value
Oil Well Equipment & Services (concluded)
Helix Energy Solutions Group, Inc. (a)	54,759	$1,258,362
Hornbeck Offshore Services, Inc. (a)	18,481	772,691
ION Geophysical Corp. (a)	68,573	288,692
Key Energy Services, Inc. (a)	78,904	729,073
Matrix Service Co. (a)	13,499	455,996
Mitcham Industries, Inc. (a)	6,825	95,140
Natural Gas Services Group, Inc. (a)	6,393	192,685
Newpark Resources, Inc. (a)	44,480	509,296
Nuverra Environmental Solutions, Inc. (a)	7,403	150,207
Parker Drilling Co. (a)	61,555	436,425
RigNet, Inc. (a)	6,152	331,162
SEACOR Holdings, Inc. (a)	10,349	894,361
Tesco Corp. (a)	15,453	285,880
TETRA Technologies, Inc. (a)	40,457	517,850
TGC Industries, Inc. (a)	7,698	45,803
Willbros Group, Inc. (a)	20,587	259,808

		10,718,256
Oil, Gas & Consumable Fuels — 0.4%
CARBO Ceramics, Inc.	10,205	1,408,188
Emerald Oil, Inc. (a)	29,511	198,314
EPL Oil & Gas, Inc. (a)	15,430	595,598
Equal Energy Ltd.	18,102	82,907
EXCO Resources, Inc. (b)	88,668	496,541
RSP Permian, Inc. (a)	11,814	341,307

		3,122,855
Oil: Crude Producers — 2.1%
Abraxas Petroleum Corp. (a)	42,943	170,054
Apco Oil and Gas International, Inc. (a)	4,722	68,233
Approach Resources, Inc. (a)	17,955	375,439
Athlon Energy, Inc. (a)	9,340	331,103
Bill Barrett Corp. (a)	25,155	643,968
Bonanza Creek Energy, Inc. (a)	15,194	674,614
BPZ Resources, Inc. (a)	60,590	192,676
Callon Petroleum Co. (a)	20,911	175,025
Carrizo Oil & Gas, Inc. (a)	23,478	1,255,134
Clayton Williams Energy, Inc. (a)	3,066	346,489
Comstock Resources, Inc.	24,923	569,491
Contango Oil & Gas Co. (a)	7,560	360,914
Diamondback Energy, Inc. (a)	10,964	737,987
Endeavour International Corp. (a)(b)	26,276	85,397
Energy XXI Bermuda Ltd.	37,712	888,872
Evolution Petroleum Corp.	8,560	108,969
Forest Oil Corp. (a)	62,533	119,438
FX Energy, Inc. (a)	27,236	90,968
Gastar Exploration, Inc. (a)	28,907	158,121

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Goodrich Petroleum Corp. (a)(b)	16,398	$259,416
Halcon Resources Corp. (a)(b)	119,551	517,656
Isramco, Inc. (a)	481	63,737
Jones Energy, Inc., Class A (a)	6,079	92,036
Kodiak Oil & Gas Corp. (a)	137,170	1,665,244
Magnum Hunter Resources Corp. (a)	88,673	753,720
Midstates Petroleum Co., Inc. (a)(b)	16,949	90,847
Northern Oil and Gas, Inc. (a)	32,971	482,036
Panhandle Oil and Gas, Inc.	3,542	154,467
PDC Energy, Inc. (a)	18,376	1,144,090
Penn Virginia Corp. (a)	28,516	498,745
PetroQuest Energy, Inc. (a)	30,082	171,467
Quicksilver Resources, Inc. (a)(b)	65,389	171,973
Resolute Energy Corp. (a)	35,337	254,426
Rex Energy Corp. (a)	23,309	436,111
Rosetta Resources, Inc. (a)	31,566	1,470,344
Sanchez Energy Corp. (a)	19,655	582,378
Stone Energy Corp. (a)	25,808	1,083,162
Swift Energy Co. (a)(b)	22,674	243,972
Synergy Resources Corp. (a)	26,378	283,563
Triangle Petroleum Corp. (a)	35,547	292,907
Vaalco Energy, Inc. (a)	30,208	258,278
W&T Offshore, Inc.	17,921	310,213
Warren Resources, Inc. (a)	38,030	182,544
ZaZa Energy Corp. (a)	17,618	13,251

		18,829,475
Oil: Integrated — 0.2%
Targa Resources Corp.	17,034	1,690,795
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,114	64,523
Alon USA Energy, Inc.	12,408	185,375
Arabian American Development Co. (a)	10,602	115,032
Clean Energy Fuels Corp. (a)(b)	35,949	321,384
Delek US Holdings, Inc.	19,317	560,966
Miller Energy Resources, Inc. (a)	16,210	95,315
Renewable Energy Group, Inc. (a)	11,393	136,488
Western Refining, Inc.	28,162	1,087,053

		2,566,136
Paints & Coatings — 0.2%
Chase Corp.	3,386	106,761
Ferro Corp. (a)	37,438	511,403
HB Fuller Co.	25,976	1,254,121

		1,872,285
Paper — 0.5%
Clearwater Paper Corp. (a)	10,928	684,858

Common Stocks	Shares	Value
Paper (concluded)
KapStone Paper and Packaging Corp. (a)	42,209	$1,217,307
Neenah Paper, Inc.	8,254	426,897
PH Glatfelter Co.	22,093	601,371
Resolute Forest Products (a)	36,053	724,305
Schweitzer-Mauduit International, Inc.	16,202	690,043
Wausau Paper Corp.	25,834	328,867

		4,673,648
Personal Care — 0.1%
The Female Health Co.	11,071	85,911
Orchids Paper Products Co.	3,056	93,514
PhotoMedex, Inc. (a)(b)	6,730	106,536
USANA Health Sciences, Inc. (a)	3,140	236,567
WD-40 Co.	7,948	616,526

		1,139,054
Pharmaceuticals — 2.0%
ACADIA Pharmaceuticals, Inc. (a)	40,049	974,392
AcelRx Pharmaceuticals, Inc. (a)	12,267	147,327
Achillion Pharmaceuticals, Inc. (a)	50,467	166,036
Aerie Pharmaceuticals, Inc. (a)	4,029	85,375
Agios Pharmaceuticals, Inc. (a)	3,656	143,132
Akorn, Inc. (a)	30,248	665,456
Ampio Pharmaceuticals, Inc. (a)	20,161	128,022
Anacor Pharmaceuticals, Inc. (a)	13,231	264,752
Aratana Therapeutics, Inc. (a)	4,210	78,138
Auspex Pharmaceuticals, Inc. (a)	2,000	61,520
Auxilium Pharmaceuticals, Inc. (a)	25,577	695,183
AVANIR Pharmaceuticals, Inc. (a)	75,887	278,505
Cambrex Corp. (a)	15,704	296,335
Cempra, Inc. (a)	10,308	119,057
Chimerix, Inc. (a)	4,636	105,886
Conatus Pharmaceuticals, Inc. (a)	3,322	27,025
Concert Pharmaceuticals, Inc. (a)	2,382	32,038
Corcept Therapeutics, Inc. (a)	28,323	123,488
Depomed, Inc. (a)	29,538	428,301
Dicerna Pharmaceuticals, Inc. (a)	1,762	49,777
Eagle Pharmaceuticals, Inc. (a)	1,362	17,366
Egalet Corp. (a)	771	10,786
Enanta Pharmaceuticals, Inc. (a)	1,953	78,101
Endocyte, Inc. (a)	15,927	379,222
Esperion Therapeutics, Inc. (a)	2,691	40,688
Hi-Tech Pharmacal Co., Inc. (a)	5,792	250,967
Impax Laboratories, Inc. (a)	35,590	940,288
Infinity Pharmaceuticals, Inc. (a)	25,050	297,845
Ironwood Pharmaceuticals, Inc. (a)	55,338	681,764
Isis Pharmaceuticals, Inc. (a)(b)	58,162	2,513,180
Lannett Co., Inc. (a)	9,760	348,627
Lifevantage Corp. (a)	53,023	69,460
The Medicines Co. (a)	32,741	930,499
MEI Pharma, Inc. (a)	6,463	71,933

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	18

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Pacira Pharmaceuticals, Inc. (a)	14,236	$996,378
Pernix Therapeutics Holdings (a)	9,749	52,157
Portola Pharmaceuticals, Inc. (a)	5,910	153,069
Pozen, Inc. (a)	14,324	114,592
Prestige Brands Holdings, Inc. (a)	26,365	718,446
Questcor Pharmaceuticals, Inc.	26,843	1,742,916
Receptos, Inc. (a)	3,912	164,069
Relypsa, Inc. (a)	3,174	94,617
Revance Therapeutics, Inc. (a)	2,620	82,530
Sagent Pharmaceuticals, Inc. (a)	9,824	229,587
Sciclone Pharmaceuticals, Inc. (a)	29,275	133,201
SIGA Technologies, Inc. (a)(b)	19,286	59,787
Spectrum Pharmaceuticals, Inc. (a)	33,123	259,684
Supernus Pharmaceuticals, Inc. (a)	10,643	95,148
T.G. Therapeutics, Inc. (a)	9,624	66,406
TetraLogic Pharmaceuticals Corp. (a)	1,835	11,707
TherapeuticsMD, Inc. (a)	45,000	283,950
Ultragenyx Pharmaceutical, Inc. (a)	3,232	158,013
Vical, Inc. (a)	40,404	52,121
Vivus, Inc. (a)(b)	52,671	312,866
XenoPort, Inc. (a)	28,511	147,402
Zogenix, Inc. (a)	51,423	146,298

		17,575,415
Plastics — 0.1%
A. Schulman, Inc.	15,155	549,520
Ply Gem Holdings, Inc. (a)	8,418	106,320

		655,840
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	20,356	498,722
Generac Holdings, Inc.	26,677	1,573,143
Global Power Equipment Group, Inc.	8,777	174,574
Maxwell Technologies, Inc. (a)	15,001	193,813
Powell Industries, Inc.	4,706	304,949
Vicor Corp. (a)	9,348	95,350

		2,840,551
Precious Metals & Minerals — 0.2%
Horsehead Holding Corp. (a)	26,058	438,295
Stillwater Mining Co. (a)	60,897	901,885

		1,340,180
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	20,416	104,326
Cenveo, Inc. (a)	28,900	87,856

Common Stocks	Shares	Value
Printing & Copying Services (concluded)
VistaPrint NV (a)	16,835	$828,618

		1,020,800
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	25,805	307,079
Park-Ohio Holdings Corp. (a)	4,537	254,753

		561,832
Production Technology Equipment — 1.1%
ATMI, Inc. (a)	16,458	559,737
Axcelis Technologies, Inc. (a)	56,662	121,823
Brooks Automation, Inc.	34,229	374,123
Cognex Corp. (a)	44,850	1,518,621
Cohu, Inc.	12,866	138,181
Electro Scientific Industries, Inc.	12,452	122,652
Entegris, Inc. (a)	71,804	869,546
FEI Co.	21,544	2,219,463
GSI Group, Inc. (a)	15,694	204,964
LTX-Credence Corp. (a)	24,931	222,135
MKS Instruments, Inc.	27,310	816,296
Nanometrics, Inc. (a)	12,028	216,143
Photronics, Inc. (a)	31,693	270,341
Rudolph Technologies, Inc. (a)	17,124	195,385
Tessera Technologies, Inc.	27,170	642,027
Ultra Clean Holdings, Inc. (a)	12,497	164,336
Ultratech, Inc. (a)	14,308	417,651
Veeco Instruments, Inc. (a)	20,196	846,818

		9,920,242
Publishing — 0.4%
AH Belo Corp.	9,778	113,229
Courier Corp.	5,836	89,874
Daily Journal Corp. (a)	458	79,220
Dex Media, Inc. (a)	8,663	79,700
Journal Communications, Inc., Class A (a)	23,095	204,622
Martha Stewart Living Omnimedia, Class A (a)	12,811	58,034
The McClatchy Co., Class A (a)	31,884	204,695
Media General, Inc., Class A (a)(b)	10,252	188,329
Meredith Corp.	18,436	855,984
The New York Times Co., Class A	66,668	1,141,356
Scholastic Corp.	13,818	476,445

		3,491,488
Radio & TV Broadcasters — 0.3%
Beasley Broadcasting Group, Inc., Class A	2,018	18,364
Central European Media Enterprises Ltd. (a)	40,887	118,306
Crown Media Holdings, Inc., Class A (a)	18,463	70,898
Cumulus Media, Inc., Class A (a)	48,445	334,755

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Radio & TV Broadcasters (concluded)
Entercom Communications Corp., Class A (a)	12,614	$127,023
Entravision Communications Corp., Class A	28,879	193,489
Gray Television, Inc. (a)	26,306	272,793
Nexstar Broadcasting Group, Inc., Class A	15,255	572,368
Saga Communications, Inc., Class A	2,555	126,958
Salem Communications Corp., Class A	5,607	56,014
Sinclair Broadcast Group, Inc., Class A	35,439	960,042

		2,851,010
Railroad Equipment — 0.1%
American Railcar Industries, Inc.	4,933	345,458
FreightCar America, Inc.	6,312	146,691
The Greenbrier Cos., Inc. (a)(b)	12,685	578,436

		1,070,585
Real Estate — 0.2%
AV Homes, Inc. (a)	4,926	89,111
Consolidated-Tomoka Land Co.	3,095	124,667
Forestar Group, Inc. (a)	17,894	318,513
Griffin Land & Nurseries, Inc.	1,404	42,457
HFF, Inc., Class A	17,147	576,311
Kennedy-Wilson Holdings, Inc.	33,716	758,947
Tejon Ranch Co. (a)	7,246	245,132

		2,155,138
Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	28,600	754,468
AG Mortgage Investment Trust, Inc.	14,649	256,504
Agree Realty Corp.	7,873	239,418
Alexander & Baldwin, Inc.	22,299	949,045
Alexander’s, Inc.	1,123	405,392
Altisource Residential Corp.	29,281	924,108
American Assets Trust, Inc.	15,430	520,608
American Capital Mortgage Investment Corp.	27,549	517,095
American Realty Capital Properties, Inc.	243,605	3,415,342
American Residential Properties, Inc. (a)	7,267	130,661
AmREIT, Inc., Class B	10,515	174,234
Anworth Mortgage Asset Corp.	70,440	349,382
Apollo Commercial Real Estate Finance, Inc.	19,545	325,033
Ares Commercial Real Estate Corp.	11,466	153,759
Armada Hoffler Properties, Inc.	10,353	103,944
ARMOUR Residential REIT, Inc.	195,302	804,644
Ashford Hospitality Prime, Inc.	9,219	139,391

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ashford Hospitality Trust, Inc.	32,369	$364,799
Associated Estates Realty Corp.	30,179	511,232
Aviv REIT, Inc.	6,130	149,878
Campus Crest Communities, Inc.	33,473	290,546
Capstead Mortgage Corp.	44,425	562,420
Catchmark Timber Trust, Inc.	1,220	17,141
Cedar Realty Trust, Inc.	38,173	233,237
Chambers Street Properties	122,670	953,146
Chatham Lodging Trust	13,914	281,341
Chesapeake Lodging Trust	25,268	650,146
Colony Financial, Inc.	47,626	1,045,391
Coresite Realty Corp.	10,680	331,080
Cousins Properties, Inc.	87,329	1,001,664
CubeSmart	72,540	1,244,786
CyrusOne, Inc.	10,012	208,550
CYS Investments, Inc.	84,180	695,327
DCT Industrial Trust, Inc.	164,316	1,294,810
DiamondRock Hospitality Co.	101,065	1,187,514
DuPont Fabros Technology, Inc.	32,330	778,183
Dynex Capital, Inc.	29,768	266,424
EastGroup Properties, Inc.	15,782	992,846
Education Realty Trust, Inc.	59,087	583,189
Ellington Residential Mortgage REIT	3,477	58,831
Empire State Realty Trust, Inc., Class A	42,973	649,322
EPR Properties	26,804	1,431,066
Equity One, Inc.	31,431	702,169
Excel Trust, Inc.	25,472	322,985
FelCor Lodging Trust, Inc. (a)	65,049	588,043
First Industrial Realty Trust, Inc.	55,709	1,076,298
First Potomac Realty Trust	30,312	391,631
Franklin Street Properties Corp.	46,725	588,735
The Geo Group, Inc.	32,441	1,045,898
Getty Realty Corp.	13,435	253,787
Gladstone Commercial Corp.	8,726	151,309
Glimcher Realty Trust	74,502	747,255
Government Properties Income Trust	24,755	623,826
Gramercy Property Trust, Inc.	31,225	161,121
Healthcare Realty Trust, Inc.	49,964	1,206,631
Hersha Hospitality Trust (b)	105,371	614,313
Highwoods Properties, Inc.	46,624	1,790,828
Hudson Pacific Properties, Inc.	26,030	600,512
Inland Real Estate Corp.	45,611	481,196
Invesco Mortgage Capital, Inc.	64,455	1,061,574
Investors Real Estate Trust	55,612	499,396
iStar Financial, Inc. (a)	44,101	650,931
JAVELIN Mortgage Investment Corp.	6,404	85,878
Kite Realty Group Trust	67,449	404,694
KYTHERA Biopharmaceuticals, Inc. (a)	6,151	244,564

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	20

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	53,733	$1,682,380
Lexington Realty Trust	76,664	836,404
LTC Properties, Inc.	18,051	679,259
Medical Properties Trust, Inc.	83,927	1,073,426
Monmouth Real Estate Investment Corp., Class A	24,394	232,719
National Health Investors, Inc.	15,150	915,969
New Residential Investment Corp.	131,093	848,172
New York Mortgage Trust, Inc.	40,575	315,673
NorthStar Realty Finance Corp.	169,060	2,728,628
One Liberty Properties, Inc.	6,398	136,405
Parkway Properties, Inc.	30,807	562,228
Pebblebrook Hotel Trust	31,745	1,072,029
Pennsylvania Real Estate Investment Trust	35,401	638,988
PennyMac Mortgage Investment Trust (c)	36,757	878,492
Physicians Realty Trust	10,713	149,125
Potlatch Corp.	21,064	814,966
PS Business Parks, Inc.	10,033	838,959
QTS Realty Trust, Inc., Class A	7,507	188,351
RAIT Financial Trust	41,948	356,138
Ramco-Gershenson Properties Trust	35,298	575,357
Redwood Trust, Inc.	43,017	872,385
Resource Capital Corp.	68,011	378,821
Retail Opportunity Investments Corp.	37,553	561,042
Rexford Industrial Realty, Inc.	9,418	133,547
RLJ Lodging Trust	63,891	1,708,445
Rouse Properties, Inc.	13,630	234,981
Sabra Health Care REIT, Inc.	19,572	545,863
Saul Centers, Inc.	4,412	208,952
Select Income REIT	11,617	351,647
Silver Bay Realty Trust Corp.	8,116	125,960
Sovran Self Storage, Inc.	16,273	1,195,252
STAG Industrial, Inc.	23,084	556,324
Strategic Hotels & Resorts, Inc. (a)	93,845	956,281
Summit Hotel Properties, Inc.	41,311	383,366
Sun Communities, Inc.	21,009	947,296
Sunstone Hotel Investors, Inc.	94,715	1,300,437
Terreno Realty Corp.	13,260	250,747
UMH Properties, Inc.	10,090	98,680
Universal Health Realty Income Trust	5,453	230,335
Urstadt Biddle Properties, Inc., Class A	11,450	236,557
Walter Investment Management Corp. (a)	19,169	571,811
Washington Real Estate Investment Trust	34,899	833,388
Western Asset Mortgage Capital Corp. (b)	14,017	219,226

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Whitestone REIT	11,801	$170,406
Winthrop Realty Trust	16,898	195,848
ZAIS Financial Corp.	3,085	51,396

		69,082,132
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc.	6,869	328,269
Brunswick Corp.	46,820	2,120,478
Drew Industries, Inc.	11,877	643,733
Malibu Boats, Inc. (a)	1,012	22,487
Marine Products Corp.	5,773	43,413
Winnebago Industries, Inc. (a)	14,507	397,347

		3,555,727
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	27,493	731,314
Restaurants — 1.6%
Biglari Holdings, Inc. (a)	746	363,668
BJ’s Restaurants, Inc. (a)	12,720	416,071
Bob Evans Farms, Inc.	12,731	636,932
Bravo Brio Restaurant Group, Inc. (a)	10,191	143,795
Buffalo Wild Wings, Inc. (a)	9,688	1,442,543
Carrols Restaurant Group, Inc. (a)	12,194	87,431
The Cheesecake Factory, Inc.	27,498	1,309,730
Cracker Barrel Old Country Store, Inc.	10,145	986,500
Denny’s Corp. (a)	48,007	308,685
Diamond Resorts International, Inc. (a)	9,234	156,516
DineEquity, Inc.	8,591	670,699
Diversified Restaurant Holdings, Inc. (a)	6,268	31,340
Einstein Noah Restaurant Group, Inc.	3,553	58,482
Ellie Mae, Inc. (a)	14,403	415,383
Fiesta Restaurant Group, Inc. (a)	11,590	528,388
Ignite Restaurant Group, Inc. (a)	3,905	54,943
Jack in the Box, Inc. (a)	21,637	1,275,285
Jamba, Inc. (a)	8,888	106,612
Krispy Kreme Doughnuts, Inc. (a)	33,995	602,731
Luby’s, Inc. (a)	10,220	62,955
Nathan’s Famous, Inc. (a)	1,402	68,684
Noodles & Co. (a)	3,274	129,225
Papa John’s International, Inc.	16,552	862,525
Popeyes Louisiana Kitchen, Inc. (a)	12,358	502,229
Potbelly Corp. (a)(b)	4,627	82,684
Red Robin Gourmet Burgers, Inc. (a)	7,312	524,124
Ruby Tuesday, Inc. (a)	31,969	179,346
Ruth’s Hospitality Group, Inc.	18,710	226,204
Sonic Corp. (a)	29,131	663,896

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Restaurants (concluded)
Texas Roadhouse, Inc.	32,197	$839,698

		13,737,304
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	23,830	646,984
CIRCOR International, Inc.	9,115	668,403
Energy Recovery, Inc. (a)	22,671	120,610
ESCO Technologies, Inc.	13,624	479,429
The Gorman-Rupp Co.	9,693	308,140
PMFG, Inc. (a)	10,632	63,473
Sun Hydraulics Corp.	11,078	479,788
Thermon Group Holdings, Inc. (a)	13,936	323,036
Watts Water Technologies, Inc., Class A	14,727	864,328

		3,954,191
Scientific Instruments: Electrical — 0.7%
American Superconductor Corp. (a)	27,003	43,475
AZZ, Inc.	13,205	590,000
EnerSys, Inc.	24,849	1,721,787
Franklin Electric Co., Inc.	24,441	1,039,231
GrafTech International Ltd. (a)	60,535	661,042
Houston Wire & Cable Co.	9,409	123,540
Littelfuse, Inc.	11,394	1,066,934
Preformed Line Products Co.	1,318	90,349
Taser International, Inc. (a)	26,529	485,216

		5,821,574
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	7,418	408,732
FARO Technologies, Inc. (a)	8,819	467,407
Itron, Inc. (a)	20,455	726,971
Measurement Specialties, Inc. (a)	7,980	541,443
Mesa Laboratories, Inc.	1,339	120,845
Vishay Precision Group, Inc. (a)	6,275	109,059
Zygo Corp. (a)	8,696	132,092

		2,506,549
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	9,184	152,363
Darling International, Inc. (a)	81,777	1,637,176
Heritage-Crystal Clean, Inc. (a)	4,495	81,494
Team, Inc. (a)	10,668	457,230
TRC Cos., Inc. (a)	8,561	56,931
US Ecology, Inc.	11,133	413,257

		2,798,451
Securities Brokerage & Services — 0.3%
BGC Partners, Inc., Class A	65,820	430,463
FXCM, Inc.	18,771	277,248
Gain Capital Holdings, Inc.	5,965	64,482
GFI Group, Inc.	36,532	129,689
Gladstone Investment Corp.	14,136	116,905

Common Stocks	Shares	Value
Securities Brokerage & Services (concluded)
INTL. FCStone, Inc. (a)	7,071	$133,005
Investment Technology Group, Inc. (a)	19,133	386,486
Ladenburg Thalmann Financial
Services, Inc. (a)	53,580	161,811
MarketAxess Holdings, Inc.	19,350	1,145,907
SWS Group, Inc. (a)	14,770	110,480

		2,956,476
Semiconductors & Components — 2.7%
Aeroflex Holding Corp. (a)	10,255	85,219
Alpha & Omega Semiconductor Ltd. (a)	9,043	66,556
Amkor Technology, Inc. (a)	36,825	252,620
ANADIGICS, Inc. (a)	42,665	72,531
Applied Micro Circuits Corp. (a)	37,678	373,012
Audience, Inc. (a)	5,132	64,150
Cavium, Inc. (a)	26,539	1,160,550
Ceva, Inc. (a)	11,536	202,572
Cirrus Logic, Inc. (a)	32,684	649,431
Cypress Semiconductor Corp. (a)	75,995	780,469
Diodes, Inc. (a)	18,467	482,358
DSP Group, Inc. (a)	10,001	86,409
Entropic Communications, Inc. (a)	46,847	191,604
Exar Corp. (a)	19,917	238,008
FormFactor, Inc. (a)	28,063	179,323
GT Advanced Technologies, Inc. (a)	69,346	1,182,349
Hittite Microwave Corp.	16,207	1,021,689
Inphi Corp. (a)	14,161	227,851
Integrated Device Technology, Inc. (a)	67,956	831,102
Integrated Silicon Solution, Inc. (a)(b)	15,391	239,330
Intermolecular, Inc. (a)	9,256	25,917
International Rectifier Corp. (a)	35,818	981,413
Intersil Corp., Class A	65,614	847,733
IXYS Corp.	12,589	142,885
Kopin Corp. (a)	34,409	130,066
Lattice Semiconductor Corp. (a)	59,697	468,025
M/A-COM Technology Solutions Holdings, Inc. (a)	5,415	111,278
MaxLinear, Inc., Class A (a)	12,720	120,586
Micrel, Inc.	23,849	264,247
Microsemi Corp. (a)	47,957	1,200,364
Monolithic Power Systems, Inc. (a)	19,895	771,329
MoSys, Inc. (a)	24,592	111,648
OmniVision Technologies, Inc. (a)	27,822	492,449
Pericom Semiconductor Corp. (a)	11,565	90,554
PLX Technology, Inc. (a)	23,662	143,155
PMC—Sierra, Inc. (a)	105,089	799,727
Power Integrations, Inc.	14,944	983,016
Rambus, Inc. (a)	57,725	620,544
RF Micro Devices, Inc. (a)	145,286	1,144,854

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	22

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Rubicon Technology, Inc. (a)	11,076	$125,048
Semtech Corp. (a)	34,776	881,224
Sigma Designs, Inc. (a)	15,845	75,422
Silicon Image, Inc. (a)	39,561	272,971
Spansion, Inc., Class A (a)	24,471	426,285
SunEdison, Inc. (a)	137,716	2,594,569
Supertex, Inc. (a)	5,141	169,550
TriQuint Semiconductor, Inc. (a)	84,270	1,128,375

		23,510,367
Semiconductors & Semiconductor Equipment — 0.0%
Ambarella, Inc. (a)(b)	9,493	253,558
Shipping — 0.5%
Frontline Ltd. (a)	30,243	118,855
GasLog Ltd.	15,817	368,378
Gulfmark Offshore, Inc., Class A	13,749	617,880
International Shipholding Corp.	2,881	84,817
Knightsbridge Tankers Ltd.	15,990	216,665
Matson, Inc.	22,112	545,945
Nordic American Tankers Ltd.	38,985	383,612
Scorpio Tankers, Inc.	95,337	950,510
Ship Finance International Ltd.	29,165	524,095
Teekay Tankers Ltd., Class A	32,866	116,346
Ultrapetrol Bahamas Ltd. (a)	11,811	36,614
UTI Worldwide, Inc.	46,850	496,141

		4,459,858
Software — 0.2%
Comverse, Inc. (a)	11,451	395,975
FleetMatics Group PLC (a)	8,928	298,642
Fusion-io, Inc. (a)	42,219	444,144
Gigamon, Inc. (a)	4,121	125,237
Model N, Inc. (a)	4,408	44,565
Qualys, Inc. (a)	7,600	193,268
Rally Software Development Corp. (a)	3,604	48,221
Trulia, Inc. (a)	14,324	475,557
Vringo, Inc. (a)(b)	34,136	118,452

		2,144,061
Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A (a)	13,381	75,335
America’s Car-Mart, Inc. (a)	4,189	153,820
ANN, Inc. (a)	24,371	1,010,909
Asbury Automotive Group, Inc. (a)	16,067	888,666
Aéropostale, Inc. (a)	41,077	206,206
Barnes & Noble, Inc. (a)	20,859	435,953
bebe Stores, Inc.	17,642	107,969
Big 5 Sporting Goods Corp.	8,776	140,855
Blue Nile, Inc. (a)	6,481	225,539
Body Central Corp. (a)	7,986	8,545

Common Stocks	Shares	Value
Specialty Retail (continued)
Brown Shoe Co., Inc.	22,370	$593,700
The Buckle, Inc.	14,393	659,199
Burlington Stores, Inc. (a)	8,044	237,459
The Cato Corp., Class A	14,216	384,401
The Children’s Place Retail Stores, Inc.	11,852	590,348
Christopher & Banks Corp. (a)	18,916	125,035
Citi Trends, Inc. (a)	8,064	131,363
Conn’s, Inc. (a)(b)	11,599	450,621
The Container Store Group, Inc. (a)(b)	7,378	250,483
Destination Maternity Corp.	7,093	194,348
Destination XL Group, Inc. (a)	22,024	124,215
Express, Inc. (a)	44,272	703,039
The Finish Line, Inc., Class A	25,321	685,946
Five Below, Inc. (a)	17,010	722,585
Francesca’s Holdings Corp. (a)	22,760	412,866
FTD Cos., Inc. (a)	9,500	302,195
Genesco, Inc. (a)	12,387	923,699
Group 1 Automotive, Inc.	11,199	735,326
Haverty Furniture Cos., Inc.	10,120	300,564
hhgregg, Inc. (a)(b)	5,893	56,632
Hibbett Sports, Inc. (a)(b)	13,412	709,227
Jos A. Bank Clothiers, Inc. (a)	14,434	928,106
Kate Spade & Co. (a)	62,045	2,301,249
Lithia Motors, Inc., Class A	11,521	765,686
Lumber Liquidators Holdings, Inc. (a)	14,197	1,331,679
MarineMax, Inc. (a)	12,951	196,726
Mattress Firm Holding Corp. (a)	6,928	331,366
The Men’s Wearhouse, Inc.	24,522	1,201,087
Monro Muffler Brake, Inc.	16,185	920,603
New York & Co., Inc. (a)	15,083	66,214
Office Depot, Inc. (a)	248,016	1,024,306
Pacific Sunwear of California, Inc. (a)	23,957	71,152
Penske Automotive Group, Inc.	21,847	934,178
The Pep Boys-Manny Moe & Jack (a)	27,364	348,070
Pier 1 Imports, Inc.	48,999	925,101
RadioShack Corp. (a)(b)	52,456	111,207
Regis Corp.	24,540	336,198
Restoration Hardware Holdings, Inc. (a)	9,171	674,894
RetailMeNot, Inc. (a)	5,166	165,312
Shoe Carnival, Inc.	7,650	176,256
Shutterfly, Inc. (a)	19,583	835,802
Sonic Automotive, Inc., Class A	20,143	452,815
Stage Stores, Inc.	16,888	412,912
Stamps.com, Inc. (a)	7,043	236,363
Stein Mart, Inc.	14,207	199,040
Systemax, Inc. (a)	5,664	84,450
Tilly’s, Inc., Class A (a)	5,193	60,758

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Vitamin Shoppe, Inc. (a)	15,665	$744,401
The Wet Seal, Inc., Class A (a)	47,001	62,041
Zale Corp. (a)	16,745	350,138
Zumiez, Inc. (a)	11,015	267,004

		29,062,162
Steel — 0.2%
AK Steel Holding Corp. (a)	70,628	509,934
Carbonite, Inc. (a)	6,259	63,779
Handy & Harman Ltd. (a)	2,853	62,794
Olympic Steel, Inc.	4,709	135,148
Schnitzer Steel Industries, Inc.,
Class A	13,215	381,253
Shiloh Industries, Inc. (a)	3,259	57,815
Universal Stainless & Alloy
Products, Inc. (a)	3,636	122,788

		1,333,511
Technology: Miscellaneous — 0.3%
Acorn Energy, Inc.	11,993	40,656
Benchmark Electronics, Inc. (a)	28,048	635,287
CTS Corp.	17,256	360,306
Fabrinet (a)	14,523	301,643
Hutchinson Technology, Inc. (a)	12,282	34,758
Pendrell Corp. (a)	84,770	155,129
Plexus Corp. (a)	17,529	702,387
Vocus, Inc. (a)	10,003	133,340

		2,363,506
Telecommunications Equipment — 0.4%
Applied Optoelectronics, Inc. (a)	2,457	60,614
ARRIS Group, Inc. (a)	60,186	1,696,041
CalAmp Corp. (a)	18,114	504,837
Inteliquent, Inc.	16,710	242,796
Tessco Technologies, Inc.	2,763	103,226
Ubiquiti Networks, Inc. (a)	6,476	294,464
Vocera Communications, Inc. (a)	11,042	180,316

		3,082,294
Textile Products — 0.1%
Culp, Inc.	4,146	81,842
Interface, Inc.	30,782	632,570
Unifi, Inc. (a)	7,814	180,269

		894,681
Textiles Apparel & Shoes — 1.0%
American Apparel, Inc. (a)(b)	28,431	14,244
Columbia Sportswear Co.	6,637	548,548
Crocs, Inc. (a)	45,749	713,684
G-III Apparel Group Ltd. (a)	8,702	622,889
Iconix Brand Group, Inc. (a)	25,122	986,541
The Jones Group, Inc.	41,455	620,581
Oxford Industries, Inc.	6,958	544,116

Common Stocks	Shares	Value
Textiles Apparel & Shoes (concluded)
Perry Ellis International, Inc. (a)	6,301	$86,576
Quiksilver, Inc. (a)	68,665	515,674
RG Barry Corp.	5,022	94,815
Skechers U.S.A., Inc., Class A (a)	19,936	728,462
Steven Madden Ltd. (a)	31,102	1,119,050
Tumi Holdings, Inc. (a)	24,785	560,885
Vera Bradley, Inc. (a)	11,143	300,750
Vince Holding Corp. (a)	6,054	159,583
Weyco Group, Inc.	3,286	88,788
Wolverine World Wide, Inc.	51,948	1,483,115

		9,188,301
Tobacco — 0.2%
Alliance One International, Inc. (a)	46,191	134,877
Star Scientific, Inc. (a)(b)	86,006	67,489
Universal Corp.	11,836	661,514
Vector Group Ltd.	33,181	714,719

		1,578,599
Toys — 0.0%
JAKKS Pacific, Inc.	10,262	74,092
LeapFrog Enterprises, Inc. (a)	33,388	250,410

		324,502
Transportation Miscellaneous — 0.4%
Echo Global Logistics, Inc. (a)	9,346	171,219
Hub Group, Inc., Class A (a)	19,026	760,850
Odyssey Marine Exploration, Inc. (a)(b)	43,243	99,026
Pacer International, Inc. (a)	18,315	164,102
Scorpio Bulkers, Inc. (a)	68,173	689,229
Textainer Group Holdings Ltd.	11,181	427,897
Wesco Aircraft Holdings, Inc. (a)	21,308	468,989
XPO Logistics, Inc. (a)	24,824	730,074

		3,511,386
Truckers — 0.7%
Arkansas Best Corp.	13,279	490,659
Celadon Group, Inc.	10,513	252,733
Forward Air Corp.	15,549	716,964
Heartland Express, Inc.	23,689	537,504
Knight Transportation, Inc.	30,293	700,677
Marten Transport Ltd.	11,927	256,669
Patriot Transportation Holding, Inc. (a)	3,408	122,858
Quality Distribution, Inc. (a)	10,967	142,461
Roadrunner Transportation Systems, Inc. (a)	9,718	245,282
Saia, Inc. (a)	12,531	478,810
Swift Transportation Co. (a)	43,406	1,074,299
Universal Truckload Services, Inc.	2,809	81,180
Werner Enterprises, Inc.	23,687	604,255

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	24

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Truckers (concluded)
YRC Worldwide, Inc. (a)(b)	16,202	$364,545

		6,068,896
Utilities: Electrical — 1.8%
ALLETE, Inc.	20,661	1,083,050
Atlantic Power Corp.	63,194	183,263
Avista Corp.	30,995	949,997
Black Hills Corp.	22,946	1,322,837
Cleco Corp.	31,211	1,578,652
El Paso Electric Co.	20,878	745,971
The Empire District Electric Co.	22,053	536,329
Genie Energy Ltd. (a)	6,767	67,467
IDACORP, Inc.	25,923	1,437,949
MGE Energy, Inc.	17,826	699,314
NorthWestern Corp.	19,584	928,869
NRG Yield, Inc., Class A	11,717	463,173
Otter Tail Corp.	18,819	579,437
Pattern Energy Group, Inc.	9,609	260,692
Pike Corp. (a)	13,698	147,390
PNM Resources, Inc.	41,340	1,117,420
Portland General Electric Co.	39,168	1,266,693
UIL Holdings Corp.	29,318	1,079,195
Unitil Corp.	7,149	234,773
UNS Energy Corp.	21,456	1,288,004

		15,970,475
Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	4,923	310,937
Delta Natural Gas Co., Inc.	3,525	73,038
The Laclede Group, Inc.	16,917	797,637
New Jersey Resources Corp.	21,495	1,070,451
Northwest Natural Gas Co.	13,854	609,714
Piedmont Natural Gas Co., Inc.	39,012	1,380,635
South Jersey Industries, Inc.	16,516	926,382
Southwest Gas Corp.	23,929	1,279,005
WGL Holdings, Inc.	26,668	1,068,320

		7,516,119
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	9,175	275,342
Utilities: Telecommunications — 0.8%
8x8, Inc. (a)	45,252	489,174
Atlantic Tele-Network, Inc.	4,941	325,711
Boingo Wireless, Inc. (a)	9,771	66,247
Cbeyond, Inc. (a)	13,620	98,745
Cincinnati Bell, Inc. (a)	109,237	377,960
Cogent Communications Group, Inc.	24,451	868,744
Consolidated Communications Holdings, Inc.	20,873	417,669
Fairpoint Communications, Inc. (a)	10,835	147,356

Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
General Communication, Inc., Class A (a)	16,582	$189,201
Hawaiian Telcom Holdco, Inc. (a)(b)	5,359	152,678
HickoryTech Corp.	6,971	89,159
IDT Corp., Class B	8,038	133,913
inContact, Inc. (a)	27,695	265,872
Iridium Communications, Inc. (a)(b)	33,535	251,848
j2 Global, Inc.	23,701	1,186,235
Lumos Networks Corp.	8,051	107,642
magicJack VocalTec Ltd. (a)(b)	9,532	202,364
NII Holdings, Inc. (a)(b)	90,023	107,127
NTELOS Holdings Corp.	8,107	109,445
ORBCOMM, Inc. (a)	21,336	146,152
Premiere Global Services, Inc. (a)	24,737	298,328
Shenandoah Telecommunications Co.	12,373	399,524
Straight Path Communications, Inc., Class B (a)	3,754	27,629
Towerstream Corp. (a)	33,808	79,449
USA Mobility, Inc.	10,979	199,488
Vonage Holdings Corp. (a)	79,944	341,361
West Corp.	11,236	268,878

		7,347,899
Utilities: Water — 0.3%
American States Water Co.	19,921	643,249
Artesian Resources Corp., Class A	3,841	86,269
California Water Service Group	24,668	590,552
Connecticut Water Service, Inc.	5,602	191,420
Consolidated Water Co. Ltd.	7,543	99,417
Middlesex Water Co.	8,212	179,186
Pure Cycle Corp. (a)	8,929	54,020
SJW Corp.	8,085	238,992
York Water Co.	6,684	136,354

		2,219,459

Total Common Stocks — 98.3%		867,292,132

Investment Companies
BlackRock Kelso Capital Corp. (c)	38,525	353,274
Firsthand Technology Value Fund, Inc.	4,827	103,056
Gladstone Capital Corp.	11,307	113,974
Hercules Technology Growth Capital, Inc.	31,897	448,791
PennantPark Investment Corp.	34,494	381,159
Prospect Capital Corp.	161,602	1,745,302

Total Investment Companies — 0.4%		3,145,556

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	25

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Other Interests (d) — 0.0%	Beneficial Interest (000)	Value
Gerber Scientific, Inc.	$12,866	$—

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064
Warrants (e) — 0.0%
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 9/12/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—

Total Long-Term Investments (Cost — $572,404,475) — 98.7%		870,508,752

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(f)	29,543,796	29,543,796

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (c)(f)(g)	22,502,900	$22,502,900

Total Short-Term Securities (Cost — $52,046,696) — 5.9%		52,046,696

Total Investments (Cost — $624,451,171) — 104.6%		922,555,448

Liabilities in Excess of Other Assets — (4.6)%		(40,403,397)

Net Assets — 100.0%		$882,152,051

* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$642,500,764

Gross unrealized appreciation		$317,499,131
Gross unrealized depreciation		(37,444,447)

Net unrealized appreciation		$280,054,684

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Master Series during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
BlackRock Kelso Capital Corp.	37,065	2,009	(549)		38,525	$353,274	$10,159	$(580)
BlackRock Liquidity Funds, TempFund, Institutional Class	48,629,247	—	(19,085,451	) [1]	29,543,796	$29,543,796	$2,091	—
BlackRock Liquidity Series, LLC, Money Market Series	45,115,062	—	(22,612,162	) [1]	22,502,900	$22,502,900	$314,861	—
PennyMac Financial Services, Inc.	5,912	—	—		5,912	$98,376	—	—
PennyMac Mortgage Investment Trust	28,588	8,169	—		36,757	$878,492	$16,867	—

[1]	Represents net shares/beneficial interest sold.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	26

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
248	Russell 2000 Mini Index	ICE Futures US Indicies	June 2014	$29,028,400	$(313,328)

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Master Series’ most recent financial statements as contained in its annual report.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	27

Schedule of Investments (continued)	Master Small Cap Index Series

The following tables summarize the Master Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$867,198,146	—	$93,986	$867,292,132
Investment Companies	3,145,556	—	—	3,145,556
Rights	71,064	—	—	71,064
Short-Term Securities	29,543,796	$22,502,900		52,046,696

Total	$899,958,562	$22,502,900	$93,986	$922,555,448

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(313,328)	—	—	$(313,328)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Master Series’ assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$72,091	—	—	$72,091
Cash pledged for financial futures contracts	757,000	—	—	757,000
Liabilities:
Collateral on securities loaned at value		$(22,502,900)	—	(22,502,900)

Total	$829,091	$(22,502,900)	—	$(21,673,809)

There were no transfers between levels during the period ended March 31, 2014.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	28

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND

March 31, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS — 99.09%
1.625%, Due 1/15/2015 A	$1,008	$1,034
0.500%, Due 4/15/2015 A	6,745	6,882
1.875%, Due 7/15/2015 A	7,473	7,835
2.000%, Due 1/15/2016 A	5,709	6,059
0.125%, Due 4/15/2016 A	22,411	23,017
2.500%, Due 7/15/2016 A	984	1,074
2.375%, Due 1/15/2017 A	1,490	1,632
0.125%, Due 4/15/2017 A	32,355	33,266
1.625%, Due 1/15/2018 A	1,273	1,382
0.125%, Due 4/15/2018 A	10,431	10,671
1.375%, Due 7/15/2018 A	3,856	4,184
2.125%, Due 1/15/2019 A	13,034	14,555
1.875%, Due 7/15/2019 A	7,158	7,967
1.250%, Due 7/15/2020 A	2,949	3,178
1.125%, Due 1/15/2021 A	16,428	17,440
0.625%, Due 7/15/2021 A	9,018	9,285
0.125%, Due 1/15/2022 A	25,338	24,823
0.125%, Due 7/15/2022 A	23,662	23,177
0.125%, Due 1/15/2023 A	5,482	5,304
0.375%, Due 7/15/2023 A	11,920	11,790
0.625%, Due 1/15/2024 A	5,539	5,558

Total U.S. Treasury Obligations (Cost $222,781)		220,113

	Shares
SHORT-TERM INVESTMENTS — 0.43% (Cost $963)
JPMorgan U.S. Government Money Market Fund, Capital Class	962,695	963

TOTAL INVESTMENTS — 99.52% (Cost $223,744)		221,076
OTHER ASSETS, NET OF LIABILITIES — 0.48%		1,053

TOTAL NET ASSETS — 100.00%		$222,129

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.

Portfolio Statistics
Effective Maturity (years)	5.3
Effective Duration (years)	5.2
3-Year Standard Deviation	3.8

Security Type (% Investments)
U.S. Treasury	99.6
Cash Equivalent	0.4

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

March 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK — 96.98%
CONSUMER DISCRETIONARY — 9.65%
Auto Components — 2.58%
Johnson Controls, Inc.	93,900	$4,443
Lear Corp.	53,000	4,437
TRW Automotive Holdings Corp.A	56,000	4,571

		13,451

Automobiles — 1.72%
Ford Motor Co.	240,540	3,752
General Motors Co.	152,780	5,259

		9,011

Household Durables — 1.44%
Garmin Ltd.	55,200	3,050
Snap-On, Inc.	39,500	4,483

		7,533

Media — 1.70%
Comcast Corp., Class A	84,000	4,202
Twenty-First Century Fox, Inc., Class A	147,280	4,708

		8,910

Multiline Retail — 1.51%
Kohl’s Corp.	49,800	2,829
Macy’s, Inc.	85,400	5,063

		7,892

Specialty Retail — 0.70%
Best Buy Co., Inc.	138,000	3,645

Total Consumer Discretionary		50,442

CONSUMER STAPLES — 1.41%
Food & Drug Retailing — 0.45%
Sysco Corp.	64,590	2,334

Food Products — 0.96%
Tyson Foods, Inc., Class A	114,100	5,021

Total Consumer Staples		7,355

ENERGY — 12.64%
Chevron Corp.	25,024	2,976
Cimarex Energy Co.	29,200	3,478
ConocoPhillips	78,510	5,523
Exxon Mobil Corp.	48,170	4,705
Hess Corp.	68,700	5,694
HollyFrontier Corp.	93,540	4,451
Kinder Morgan, Inc.	191,700	6,227
Marathon Petroleum Corp.	65,770	5,725
Murphy Oil Corp.	75,100	4,721
Noble Energy, Inc.	59,530	4,229
Phillips 66	70,900	5,464
Tesoro Corp.	47,050	2,380
Valero Energy Corp.	109,200	5,798

	Shares	Fair Value
		(000’s)
Whiting Petroleum Corp.A	68,250	$4,736

Total Energy		66,107

FINANCIALS — 28.21%
Banks — 5.51%
Fifth Third Bancorp	175,800	4,035
Huntington Bancshares, Inc.	406,300	4,051
KeyCorp	237,300	3,379
Northern Trust Corp.	41,700	2,734
PNC Financial Services Group, Inc.	53,800	4,681
Regions Financial Corp.	443,000	4,921
U.S. Bancorp	116,300	4,984

		28,785

Diversified Financials — 8.70%
Bank of America Corp.	252,400	4,341
Capital One Financial Corp.	67,800	5,232
Citigroup, Inc.	99,300	4,727
Discover Financial Services	87,800	5,109
Goldman Sachs Group, Inc.	29,200	4,784
JPMorgan Chase & Co.	83,200	5,051
Morgan Stanley	127,500	3,974
SLM Corp.	197,900	4,845
State Street Corp.	32,900	2,288
Wells Fargo & Co.	103,700	5,158

		45,509

Insurance — 14.00%
ACE Ltd.	50,500	5,003
Aflac, Inc.	75,100	4,734
Allstate Corp.	59,000	3,338
American International Group, Inc.	92,500	4,626
Chubb Corp.	39,500	3,527
CNA Financial Corp.	64,700	2,764
Everest Re Group Ltd.	32,600	4,989
Fidelity National Financial, Inc., Class A	105,600	3,320
Genworth Financial, Inc., Class AA	258,470	4,583
Lincoln National Corp.	94,300	4,778
Loews Corp.	110,300	4,859
Marsh & McLennan Cos., Inc.	91,400	4,506
Principal Financial Group, Inc.	66,900	3,077
Prudential Financial, Inc.	45,200	3,826
Torchmark Corp.	41,600	3,274
Travelers Cos., Inc.	59,600	5,073
Unum Group	100,900	3,563
WR Berkley Corp.	80,300	3,342

		73,182

Total Financials		147,476

HEALTH CARE — 8.56%
Health Care Equipment & Supplies — 1.73%
Boston Scientific Corp.A	259,200	3,504
The Cooper Companies, Inc.	40,500	5,563

		9,067

	Shares	Fair Value
		(000’s)
Health Care Providers & Services — 2.82%
Cigna Corp.	44,500	$3,726
HCA Holdings, Inc.A	89,500	4,699
WellPoint, Inc.	63,510	$6,322

		14,747

Pharmaceuticals — 4.01%
Eli Lilly & Co.	84,830	4,993
Johnson & Johnson	25,810	2,535
Merck & Co., Inc.	102,000	5,791
Pfizer, Inc.	237,520	7,630

		20,949

Total Health Care		44,763

INDUSTRIALS — 9.61%
Aerospace & Defense — 3.28%
L-3 Communications Holdings, Inc.	51,500	6,085
Northrop Grumman Corp.	44,900	5,540
Raytheon Co.	56,260	5,558

		17,183

Airlines — 2.47%
Delta Air Lines, Inc.	163,000	5,648
Southwest Airlines Co.	307,800	7,267

		12,915

Commercial Services & Supplies — 0.87%
Cintas Corp.	76,200	4,542

Electrical Equipment — 0.93%
First Solar, Inc.A	69,700	4,864

Machinery — 1.00%
Danaher Corp.	69,800	5,235

Road & Rail — 1.06%
Norfolk Southern Corp.	56,900	5,529

Total Industrials		50,268

INFORMATION TECHNOLOGY — 11.70%
Communications Equipment — 1.55%
Cisco Systems, Inc.	153,500	3,440
Corning, Inc.	224,000	4,664

		8,104

Computers & Peripherals — 3.06%
Hewlett-Packard Co.	186,260	6,027
NVIDIA Corp.	265,000	4,746
Western Digital Corp.	57,000	5,234

		16,007

IT Consulting & Services — 1.09%
Computer Sciences Corp.	55,100	3,351
Paychex, Inc.	55,500	2,364

		5,715

Office Electronics — 0.82%
Xerox Corp.	378,700	4,279

	Shares	Fair Value
		(000’s)
Semiconductor Equipment & Products — 1.87%
Marvell Technology Group Ltd.	268,100	$4,223
Micron Technology, Inc.A	235,400	5,569

		9,792

Software — 3.31%
Activision Blizzard, Inc.	247,400	5,057
Amdocs Ltd.	109,000	5,065
Electronic Arts, Inc.A	148,700	4,314
Synopsys, Inc.A	74,000	2,842

		17,278

Total Information Technology		61,175

MATERIALS — 3.38%
Chemicals — 2.62%
CF Industries Holdings, Inc.	19,800	5,162
Dow Chemical Co.	94,700	4,601
Sigma-Aldrich Corp.	42,100	3,931

		13,694

Metals & Mining — 0.76%
Freeport-McMoRan Copper & Gold, Inc.	119,900	3,965

Total Materials		17,659

TELECOMMUNICATION SERVICES — 4.92%
Diversified Telecommunication Services — 3.90%
AT&T, Inc.	225,749	7,916
CenturyLink, Inc.	181,600	5,964
Level 3 Communications, Inc.A	165,829	6,491

		20,371

Wireless Telecommunication Services — 1.02%
T-Mobile US, Inc.	162,100	5,354

Total Telecommunication Services		25,725

UTILITIES — 6.90%
AES Corp.	311,200	4,444
Duke Energy Corp.	74,200	5,285
Edison International	90,800	5,140
Entergy Corp.	48,700	3,256
Exelon Corp.	168,500	5,655
Pinnacle West Capital Corp.	79,900	4,367
PPL Corp.	119,400	3,957
Public Service Enterprise Group, Inc.	104,700	3,993

Total Utilities		36,097

Total Common Stock (Cost $449,557)		507,067

SHORT-TERM INVESTMENTS — 2.18% (Cost $11,421)
JPMorgan U.S. Government Money Market Fund, Capital Class	11,421,425	11,421

TOTAL INVESTMENTS — 99.16% (Cost $460,978)		518,488
OTHER ASSETS, NET OF LIABILITIES — 0.84%		4,373

TOTAL NET ASSETS — 100.00%		$522,861

Percentages are stated as a percent of net assets.

A	Non-income producing security.

Futures Contracts Open on March 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	115	June, 2014	$10,721	$36

				$10,721	$36

Top Ten Holdings (% Net Assets)
AT&T, Inc.		1.5
Pfizer, Inc.		1.5
Southwest Airlines Co.		1.4
Level 3 Communications, Inc.		1.2
WellPoint, Inc.		1.2
Kinder Morgan, Inc.		1.2
L-3 Communications Holdings, Inc.		1.2
Hewlett-Packard Co.		1.2
CenturyLink, Inc.		1.1
Valero Energy Corp.		1.1
Total Fund Holdings	111

Sector Allocation (% Equities)
Financials		29.1
Energy		13.0
Information Technology		12.1
Consumer Discretionary		9.9
Industrials		9.9
Health Care		8.8
Utilities		7.1
Telecommunication Services		5.1
Materials		3.5
Consumer Staples		1.5

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

March 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK — 97.66%
CONSUMER DISCRETIONARY — 18.48%
Hotels, Restaurants & Leisure — 2.46%
Yum! Brands, Inc.	30,450	$2,296

Internet & Catalog Retail — 6.64%
Amazon.com, Inc.A	9,775	3,290
priceline.com, Inc.A	2,435	2,902

		6,192

Media — 1.87%
Twenty-First Century Fox, Inc., Class A	54,500	1,742

Specialty Retail — 3.99%
Advance Auto Parts, Inc.	16,300	2,062
GNC Holdings, Inc., Class A	37,600	1,655

		3,717

Textiles & Apparel — 3.52%
NIKE, Inc., Class B	19,700	1,455
Under Armour, Inc., Class AA	15,900	1,823

		3,278

Total Consumer Discretionary		17,225

CONSUMER STAPLES — 7.63%
Beverages — 2.61%
Monster Beverage Corp.A	20,600	1,431
PepsiCo, Inc.	12,050	1,006

		2,437

Food & Drug Retailing — 3.81%
Costco Wholesale Corp.	15,780	1,762
Mead Johnson Nutrition Co., Class A	21,400	1,780

		3,542

Household Products — 1.21%
Procter & Gamble Co.	14,050	1,132

Total Consumer Staples		7,111

ENERGY — 9.75%
Energy Equipment & Services — 4.17%
Cameron International Corp.A	27,150	1,677
Halliburton Co.	37,500	2,208

		3,885

Oil & Gas — 5.58%
Occidental Petroleum Corp.	15,850	1,510
Range Resources Corp.	44,425	3,687

		5,197

Total Energy		9,082

FINANCIALS — 3.56%
BlackRock, Inc., Class A	4,345	1,366
Greenhill & Co., Inc.	18,050	938

	Shares	Fair Value
		(000’s)
TD Ameritrade Holding Corp.	29,800	$1,012

Total Financials		3,316

HEALTH CARE — 14.37%
Biotechnology — 6.23%
BioMarin Pharmaceutical, Inc.A	30,450	2,077
Gilead Sciences, Inc.A	28,300	2,005
Vertex Pharmaceuticals, Inc.A	24,500	1,733

		5,815

Health Care Equipment & Supplies — 2.17%
Covidien PLC	27,430	2,020

Health Care Providers & Services — 4.05%
Cerner Corp.A	27,400	1,541
DaVita HealthCare Partners, Inc.A	32,390	2,230

		3,771

Pharmaceuticals — 1.92%
Bristol-Myers Squibb Co.	34,450	1,790

Total Health Care		13,396

INDUSTRIALS — 8.05%
Aerospace & Defense — 1.33%
United Technologies Corp.	10,650	1,244

Airlines — 1.14%
Copa Holdings S.A., Class A	7,300	1,060

Electrical Equipment — 1.64%
Roper Industries, Inc.	11,440	1,527

Industrial Conglomerates — 2.39%
Honeywell International, Inc.	23,950	2,222

Machinery — 1.55%
WABCO Holdings, Inc.A	13,700	1,446

Total Industrials		7,499

INFORMATION TECHNOLOGY — 32.89%
Communications Equipment — 2.70%
Cisco Systems, Inc.	112,450	2,520

Computers & Peripherals — 5.02%
Apple, Inc.	5,050	2,711
International Business Machines Corp.	10,230	1,969

		4,680

Internet Software & Services — 3.43%
Google, Inc., Class AA	2,870	3,199

IT Consulting & Services — 7.06%
Automatic Data Processing, Inc.	10,500	811
IHS, Inc., Class AA	15,245	1,852
Visa, Inc., Class A	18,135	3,915

		6,578

	Shares	Fair Value
		(000’s)
Semiconductor Equipment & Products — 4.75%
Qualcomm, Inc.	56,100	$4,424

Software — 9.93%
Adobe Systems, Inc.A	46,100	3,030
Citrix Systems, Inc.A	51,550	2,960
Intuit, Inc.	15,100	1,174
MICROS Systems, Inc.A	21,650	1,146
Microsoft Corp.	22,850	937

		9,247

Total Information Technology		30,648

MATERIALS — 2.93%
Ecolab, Inc.	9,200	994
Praxair, Inc.	13,295	1,741

Total Materials		2,735

Total Common Stock (Cost $60,386)		91,012

SHORT-TERM INVESTMENTS — 2.30% (Cost $2,144)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,143,612	2,144

TOTAL INVESTMENTS — 99.96% (Cost $62,530)		93,156
OTHER ASSETS, NET OF LIABILITIES — 0.04%		40

TOTAL NET ASSETS — 100.00%		$93,196

Percentages are stated as a percent of net assets.

A	Non-income producing security.

Futures Contracts Open on March 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index June Futures	Long	22	June, 2014	$2,051	$23

				$2,051	$23

Top Ten Holdings (% Net Assets)
Qualcomm, Inc.	4.7
Visa, Inc.	4.2
Range Resources Corp.	4.0
Amazon.com, Inc.	3.5
Google, Inc.	3.4
Adobe Systems, Inc.	3.2
Citrix Systems, Inc.	3.2
Apple, Inc.	2.9
Cisco Systems, Inc.	2.7
Priceline.com, Inc.	3.1

Total Fund Holdings	47

Sector Allocation (% Equities)
Information Technology	33.7
Consumer Discretionary	18.9
Health Care	14.7
Energy	10.0
Industrials	8.2
Consumer Staples	7.8
Financials	3.7
Materials	3.0

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

March 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK — 97.85%
CONSUMER DISCRETIONARY — 13.26%
Auto Components — 0.46%
Motorcar Parts of America Inc.A	130,597	$3,470

Distributors — 1.39%
Beacon Roofing Supply, Inc.A	135,800	5,250
DXP Enterprises, Inc.A	55,300	5,250

		10,500

Hotels, Restaurants & Leisure — 5.55%
Buffalo Wild Wings, Inc.A	31,800	4,735
Chuy’s Holdings, Inc.A	249,734	10,773
Del Frisco’s Restaurant Group, Inc.A	299,400	8,353
Krispy Kreme Doughnuts, Inc.A	544,766	9,659
National CineMedia, Inc.	557,200	8,358

		41,878

Media — 3.91%
DreamWorks Animation SKG, Inc., Class AA	265,100	7,038
IMAX Corp.A B	338,178	9,243
Lions Gate Entertainment Corp.B	261,012	6,977
Pandora Media, Inc.A	83,000	2,517
Shutterstock, Inc.A	51,143	3,713

		29,488

Movies & Entertainment — 0.36%
SFX Entertainment, Inc.A B	384,000	2,707

Specialty Retail — 1.59%
Cabela’s, Inc.A	62,300	4,081
Container Store Group, Inc.A B	40,391	1,371
Monro Muffler Brake, Inc.	114,400	6,508

		11,960

Total Consumer Discretionary		100,003

CONSUMER STAPLES — 4.55%
Food & Drug Retailing — 2.56%
Annie’s, Inc.A B	211,762	8,511
United Natural Foods, Inc.A	152,440	10,811

		19,322

Food Products — 1.99%
Boulder Brands, Inc.A	383,059	6,749
TreeHouse Foods, Inc.A	114,900	8,272

		15,021

Total Consumer Staples		34,343

ENERGY — 7.01%
Energy Equipment & Services — 3.09%
C&J Energy Services, Inc.A B	184,300	5,374
Dril-Quip, Inc.A	65,000	7,286
Forum Energy Technologies, Inc.A	207,900	6,441
Tetra Technologies, Inc.A	331,300	$4,241

		23,342

	Shares	Fair Value
		(000’s)
Oil & Gas — 3.92%
Athlon Energy, Inc.A	178,800	$6,338
Carrizo Oil & Gas, Inc.A	142,200	7,601
Kodiak Oil & Gas Corp.A	431,100	5,234
Pioneer Energy Services Corp.A	558,500	7,233
Rosetta Resources, Inc.A	66,500	3,098

		29,504

Total Energy		52,846

FINANCIALS — 13.12%
Banks — 3.26%
Bancorp, Inc.A	363,145	6,831
East West Bancorp, Inc.	112,200	4,095
SVB Financial GroupA	48,400	6,233
ViewPoint Financial Group, Inc.	257,700	7,435

		24,594

Diversified Financials — 7.05%
Cardtronics, Inc.A	285,500	11,092
Demandware, Inc.A	106,600	6,829
Encore Capital Group, Inc.A B	240,732	11,001
Euronet Worldwide, Inc.A	241,700	10,052
Portfolio Recovery Associates, Inc.C	164,900	9,541
Tristate Capital Holdings, Inc.A	328,500	4,668

		53,183

Insurance — 2.31%
eHealth, Inc.A	138,606	7,041
Hilltop Holdings, Inc.A	437,900	10,418

		17,459

Real Estate — 0.50%
Move, Inc.A	324,200	3,748

Total Financials		98,984

HEALTH CARE — 21.74%
Biotechnology — 4.80%
Cepheid, Inc.A B	189,900	9,795
Cubist Pharmaceuticals, Inc.A	74,800	5,472
MiMedx Group, Inc.A	241,100	1,478
Myriad Genetics, Inc.A B	128,829	4,405
Neogen Corp.A	250,250	11,248
Techne Corp.	44,200	3,773

		36,171

Health Care Equipment & Supplies — 3.70%
Anika Therapeutics, Inc.A	37,600	1,545
Medidata Solutions, Inc.A C	205,142	11,148
NuVasive, Inc.A	188,480	7,240
Thoratec Corp.A	144,100	5,160
Volcano Corp.A B	144,605	2,850

		27,943

Health Care Providers & Services — 6.22%
Acadia Healthcare Co., Inc.A	185,700	8,379
Advisory Board Co.A	157,125	10,095

	Shares	Fair Value
		(000’s)
IPC The Hospitalist Co., Inc.A	150,560	$7,389
MAXIMUS, Inc.	113,600	5,096
PAREXEL International Corp.A	191,200	10,343
VCA Antech, Inc.A	174,555	5,626

		46,928

Pharmaceuticals — 7.02%
Akorn, Inc.A	392,300	8,631
ICON PLCA	222,400	10,575
Ligand Pharmaceuticals, Inc.	68,435	4,603
Pacira Pharmaceuticals, Inc.A	157,900	11,050
Proto Labs, Inc.A B	161,040	10,898
Salix Pharmaceuticals Ltd.A	69,200	7,170

		52,927

Total Health Care		163,969

INDUSTRIALS — 13.15%
Aerospace & Defense — 1.13%
Astronics Corp.	134,113	8,504

Air Freight & Couriers — 0.52%
Echo Global Logistics, Inc.A	213,400	3,909

Building Products — 0.75%
Trex Co., Inc.A	77,500	5,670

Commercial Services & Supplies — 6.50%
Clean Harbors, Inc.A	42,900	2,350
Corporate Executive Board Co.	105,300	7,816
CoStar Group, Inc.A	67,601	12,625
HMS Holdings Corp.A	324,269	6,177
Marlin Business Services Corp.	145,179	3,021
Tetra Tech, Inc.A	155,200	4,592
WageWorks, Inc.A	220,302	12,362

		48,943

Diversified Manufacturing — 0.48%
Acuity Brands, Inc.	27,500	3,646

Electrical Equipment — 0.66%
Power Solutions International, Inc.A	65,920	4,955

Industrial Conglomerates — 0.45%
RPX Corp.A	210,700	3,430

Machinery — 2.09%
Chart Industries, Inc.A	39,346	3,130
ExOne Co.A B	49,800	1,784
iRobot Corp.A B	103,900	4,265
RBC Bearings, Inc.A	103,900	6,619

		15,798

Trading Companies & Distributors — 0.57%
MSC Industrial Direct Co., Inc., Class A	49,845	4,313

Total Industrials		99,168

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY — 23.07%
Communications Equipment — 1.29%
Aruba Networks, Inc.A	237,000	$4,445
CalAmp Corp.A	97,000	2,703
Procera Networks, Inc.A B	249,419	2,591

		9,739

Computers & Peripherals — 1.42%
Stratasys Ltd.A	74,800	7,935
The KEYW Holding Corp.A B	149,700	2,801

		10,736

Electronic Equipment & Instruments — 0.65%
Hittite Microwave Corp.	77,500	4,886

Internet Software & Services — 6.40%
Athenahealth, Inc.A B	63,902	10,240
Cornerstone OnDemand, Inc.A C	100,100	4,792
Fortinet, Inc.A	239,800	5,283
Global Eagle Entertainment, Inc.A	368,700	5,818
HealthStream, Inc.A	242,214	6,467
Infoblox, Inc.A	174,500	3,500
Proofpoint, Inc.A	156,526	5,804
Shutterfly, Inc.A	87,772	3,746
Zix Corp.	639,000	2,645

		48,295

IT Consulting & Services — 0.57%
Tyler Technologies, Inc.	51,484	4,308

Office Electronics — 0.10%
voxeljet AG, ADRA B C	29,000	730

Semiconductor Equipment & Products — 5.22%
8x8, Inc.A	517,000	5,589
Cavium, Inc.A	131,700	5,759
Fluidigm Corp.A	63,700	2,807
Microsemi Corp.	235,530	5,895
Power Integrations, Inc.	155,100	10,202
Rudolph Technologies, Inc.A	285,500	3,258
Semtech Corp.A	231,086	5,856

		39,366

Software — 7.42%
Aspen Technology, Inc.A	256,948	10,883
ChannelAdvisor CorpA	70,900	2,676
Cognex Corp.	293,800	9,948
Imperva, Inc.A	26,190	1,459
inContact, Inc.A	546,100	5,243
MICROS Systems, Inc.A	84,500	4,473
National Instruments Corp.	133,567	3,832
PROS Holdings, Inc.A	227,300	7,162
Qlik Technologies, Inc.A	141,300	3,757
Ultimate Software Group, Inc.A	48,400	6,631

		56,064

Total Information Technology		174,124

	Shares	Fair Value
		(000’s)
MATERIALS — 1.49%
Chemicals — 0.54%
Balchem Corp.	77,500	$4,039

Metals & Mining — 0.95%
Mueller Water Products, Inc., Class A	754,100	7,164

Total Materials		11,203

TELECOMMUNICATION SERVICES — 0.46%
Ruckus Wireless, Inc.A	288,200	3,505

Total Common Stock (Cost $620,221)		738,145

SHORT-TERM INVESTMENTS — 4.92% (Cost $37,129)
JPMorgan U.S. Government Money Market Fund, Capital Class	37,129,282	37,129

SECURITIES LENDING COLLATERAL — 9.10%
American Beacon U.S. Government Money Market Select Fund, Select ClassE	49,107,856	49,108
DWS Government and Agency Securities Portfolio, Institutional Class	19,500,429	19,500

Total Securities Lending Collateral (Cost $68,608)		68,608

TOTAL INVESTMENTS — 111.87% (Cost $725,958)		843,882
LIABILITIES, NET OF OTHER ASSETS — (11.87%)		(89,537)

TOTAL NET ASSETS — 100.00%		$754,345

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2014.
C	ADR - American Depositary Receipt.
D	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
CoStar Group, Inc.		1.7
WageWorks, Inc.		1.6
Neogen Corp.		1.5
Cardtronics, Inc.		1.5
Pacira Pharmaceuticals, Inc.		1.5
Encore Capital Group, Inc.		1.5
Proto Labs, Inc.		1.4
Aspen Technology, Inc.		1.4
United Natural Foods, Inc.		1.4
Medidata Solutions, Inc., 144A		1.5

Total Fund Holdings	121

Sector Allocation (% Equities)
Information Technology	23.6
Health Care	22.2
Consumer Discretionary	13.5
Industrials	13.4
Financials	13.4
Energy	7.2
Consumer Staples	4.7
Materials	1.5
Telecommunication Services	0.5

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

March 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK — 98.82%
CONSUMER DISCRETIONARY — 21.36%
Auto Components — 1.32%
LKQ Corp.A	61,350	$1,617

Automobiles — 0.77%
Tesla Motors, Inc.A B	4,550	948

Hotels, Restaurants & Leisure — 0.97%
Chipotle Mexican Grill, Inc.A	2,100	1,193

Internet & Catalog Retail — 0.49%
Homeaway, Inc.A	15,850	597

Leisure Equipment & Products — 1.28%
Polaris Industries, Inc.	11,250	1,572

Media — 6.46%
Cinemark Holdings, Inc.	40,950	1,188
Discovery Communications, Inc., Class CA	20,300	1,563
DreamWorks Animation SKG, Inc., Class AA	39,500	1,049
IMAX Corp.A B	46,462	1,270
Lions Gate Entertainment Corp.B	52,681	1,408
Netflix, Inc.A	1,800	634
Pandora Media, Inc.A	27,000	819

		7,931

Specialty Retail — 7.53%
Cabela’s, Inc.A	23,400	1,533
CarMax, Inc.A	32,200	1,507
Copart, Inc.A	29,650	1,079
Ross Stores, Inc.	22,750	1,627
Tractor Supply Co.	20,950	1,480
Ulta Salon Cosmetics & Fragrance, Inc.	12,450	1,214
Urban Outfitters, Inc.A	22,450	819

		9,259

Textiles & Apparel — 2.54%
Lululemon Athletica, Inc.A B	11,850	623
Ralph Lauren Corp.	6,000	966
Under Armour, Inc., Class AA	13,350	1,530

		3,119

Total Consumer Discretionary		26,236

CONSUMER STAPLES — 5.02%
Beverages — 2.78%
Brown-Forman Corp., Class B	19,130	1,716
Monster Beverage Corp.A	24,600	1,708

		3,424

Food & Drug Retailing — 2.24%
United Natural Foods, Inc.A	17,900	1,269

	Shares	Fair Value
		(000’s)
Whole Foods Market, Inc.	29,150	$1,479

		2,748

Total Consumer Staples		6,172

ENERGY — 9.42%
Energy Equipment & Services — 5.67%
Core Laboratories N.V.	10,000	1,984
Dril-Quip, Inc.A	14,550	1,631
FMC Technologies, Inc.A	16,080	841
Oceaneering International, Inc.	18,250	1,311
Superior Energy Services, Inc.	38,850	1,195

		6,962

Oil & Gas — 3.75%
Oasis Petroleum, Inc.A	19,700	822
Pioneer Natural Resources Co.	4,550	851
Range Resources Corp.B	11,850	983
Southwestern Energy Co.A	24,010	1,106
Whiting Petroleum Corp.A	12,150	843

		4,605

Total Energy		11,567

FINANCIALS — 6.90%
Banks — 2.58%
East West Bancorp, Inc.	38,600	1,409
SVB Financial GroupA	13,650	1,758

		3,167

Diversified Financials — 4.32%
Affiliated Managers Group, Inc.A	6,130	1,226
IntercontinentalExchange Group, Inc.	8,150	1,612
Portfolio Recovery Associates, Inc.	27,050	1,565
Towers Watson & Co., Class A	7,950	907

		5,310

Total Financials		8,477

HEALTH CARE — 18.82%
Biotechnology — 3.33%
Alexion Pharmaceuticals, Inc.A	4,850	738
Cepheid, Inc.A B	28,550	1,472
Cubist Pharmaceuticals, Inc.A	13,050	955
QIAGEN N.V.A	44,050	929

		4,094

Health Care Equipment & Supplies — 6.98%
Hologic, Inc.A	47,700	1,026
Idexx Laboratories, Inc.A	11,550	1,402
Illumina, Inc.A	16,700	2,482
Medidata Solutions, Inc.A	14,150	769
ResMed, Inc.B	28,550	1,276
Sirona Dental Systems, Inc.	10,600	792
Varian Medical Systems, Inc.A	9,700	815

		8,562

	Shares	Fair Value
		(000’s)
Health Care Providers & Services — 6.66%
Catamaran Corp.A	29,150	$1,305
Cerner Corp.A	36,130	2,031
Covance, Inc.A	16,080	1,671
Henry Schein, Inc.A	10,645	$1,271
PAREXEL International Corp.A	17,000	920
VCA Antech, Inc.A	30,380	979

		8,177

Pharmaceuticals — 1.85%
Salix Pharmaceuticals Ltd.A	12,450	1,290
Shire PLC, ADRD	6,655	988

		2,278

Total Health Care		23,111

INDUSTRIALS — 11.57%
Aerospace & Defense — 1.48%
B/E Aerospace, Inc.A	20,950	1,818

Commercial Services & Supplies — 5.05%
Clean Harbors, Inc.A	6,850	375
CoStar Group, Inc.A	7,720	1,442
HMS Holdings Corp.A	51,012	972
Stericycle, Inc.A	16,100	1,830
Verisk Analytics, Inc., Class AA	26,700	1,601

		6,220

Diversified Manufacturing — 0.69%
Acuity Brands, Inc.	6,400	848

Electrical Equipment — 0.78%
IPG Photonics Corp.B	4,850	345
Roper Industries, Inc.	4,550	607

		952

Machinery — 1.20%
3D Systems Corp.A B	8,850	523
Pall Corp.	10,600	949

		1,472

Road & Rail — 0.48%
J.B. Hunt Transport Services, Inc.	8,150	586

Trading Companies & Distributors — 1.89%
Fastenal Co.B	24,010	1,184
MSC Industrial Direct Co., Inc., Class A	13,080	1,132

		2,316

Total Industrials		14,212

INFORMATION TECHNOLOGY — 24.42%
Communications Equipment — 1.17%
Aruba Networks, Inc.A	38,000	713
Palo Alto Networks, Inc.A	10,600	727

		1,440

Computers & Peripherals — 1.89%
SanDisk Corp.	13,950	1,133
Stratasys Ltd.A	11,250	1,193

		2,326

Electronic Equipment & Instruments — 1.66%
FLIR Systems, Inc.	31,900	1,148

	Shares	Fair Value
		(000’s)
Trimble Navigation Ltd.A	23,070	$897

		2,045

Internet Software & Services — 4.24%
Akamai Technologies, Inc.A	12,750	$742
Athenahealth, Inc.A	9,577	1,535
Fortinet, Inc.A	72,500	1,597
MercadoLibre, Inc.	7,550	718
VeriSign, Inc.B	11,300	609

		5,201

IT Consulting & Services — 2.43%
Alliance Data Systems Corp.A	6,650	1,811
IHS, Inc., Class AA	9,700	1,179

		2,990

Semiconductor Equipment & Products — 3.68%
Cree, Inc.A	13,050	738
FEI Co.	3,037	313
Lam Research Corp.A	19,718	1,084
Microchip Technology, Inc.B	30,380	1,451
Xilinx, Inc.	17,300	939

		4,525

Software — 9.35%
Ansys, Inc.A	6,950	535
Aspen Technology, Inc.A	29,150	1,236
Cadence Design Systems, Inc.A	74,500	1,159
Check Point Software Technologies Ltd.A	16,100	1,089
Cognex Corp.	18,250	618
Concur Technologies, Inc.A	5,150	510
FireEye, Inc.A B	12,719	783
MICROS Systems, Inc.A	19,700	1,043
National Instruments Corp.	27,605	792
Red Hat, Inc.A	14,540	770
Salesforce.com, Inc.A	10,320	589
Splunk, Inc.A	9,350	668
Tableau Software, Inc.A	7,900	601
Ultimate Software Group, Inc.A	7,850	1,075

		11,468

Total Information Technology		29,995

MATERIALS — 1.31%
Airgas, Inc.	15,150	1,614

Total Common Stock (Cost $95,754)		121,384

SHORT-TERM INVESTMENTS — 0.88% (Cost $1,078)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,078,405	1,078

SECURITIES LENDING COLLATERAL — 9.85%
American Beacon U.S. Government Money Market Select Fund, Select ClassE	8,997,565	8,997
DWS Government and Agency Securities Portfolio, Institutional Class	3,103,905	3,104

Fair Value
(000’s)
Total Securities Lending Collateral (Cost $12,101)	12,101

TOTAL INVESTMENTS — 109.55% (Cost $108,933)	134,563
LIABILITIES, NET OF OTHER ASSETS — (9.55%)	(11,733)

TOTAL NET ASSETS — 100.00%	$122,830

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2014.
C	ADR - American Depositary Receipt.
D	The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
Cerner Corp.		1.7
Stericycle, Inc.		1.5
B/E Aerospace, Inc.		1.5
Alliance Data Systems Corp.		1.5
SVB Financial Group		1.4
Brown-Forman Corp.		1.4
Monster Beverage Corp.		1.4
Covance, Inc.		1.4
Illumina, Inc., 144A		2.0
Core Laboratories NV		1.6

Total Fund Holdings	108

Sector Allocation (% Equities)
Information Technology	24.7
Consumer Discretionary	21.6
Health Care	19.0
Industrials	11.7
Energy	9.6
Financials	7.0
Consumer Staples	5.1
Materials	1.3

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk,

and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended March 31, 2014, there were no transfers between levels. As of March 31, 2014, the investments were classified as described below (in thousands):

Treasury Inflation Protected Securities Fund[1]	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$220,113	$—	$220,113
Short-Term Investments – Money Market Fund	963	—	—	963

Total Investments in Securities	$963	$220,113	$—	$221,076

Bridgeway Large Cap Value Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$507,067	$—	$—	$507,067
Short-Term Investments – Money Market Funds	11,421	—	—	11,421

Total Investments in Securities	$518,488	$—	$—	$518,488

Financial Derivative Instruments[2]
Equity Contracts	$36	$—	$—	$36

Holland Large-Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$91,012	$—	$—	$91,012
Short-Term Investments - Money Market Funds	2,144	—	—	2,144

Total Investments in Securities	$93,156	$—	$—	$93,156

Financial Derivative Instruments[2]
Equity Contracts	$23	$—	$—	$23

Stephens Small Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$738,145	$—	$—	$738,145
Short-Term Investments - Money Market Funds	37,129	—	—	37,129
Securities Lending Collateral invested in Money Market Funds	68,608	—	—	68,608

Total Investments in Securities	$843,882	$—	$—	$843,882

Stephens Mid-Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$121,384	$—	$—	$121,384
Short-Term Investments - Money Market Funds	1,078	—	—	1,078
Securities Lending Collateral Invested in Money Market Funds	12,101			12,101

Total Investments in Securities	$134,563	$—	$—	$134,563

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments include open futures contracts.

Securities and Other Investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

Treasury Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2014 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended March 31, 2014 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Average Futures Contracts Outstanding
For the Quarter Ended	December 31, 2013	March 31, 2014
Bridgeway Large Cap Value	20	14
Holland Large Cap Growth	10	8

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of derivative financial instruments as of March 31, 2014:

Assets	Derivative	Bridgeway Large Cap Value	Holland Large Cap Growth
Unrealized appreciation of futures contracts	Equity Contracts	$36	$23

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, March 31, 2014 (in thousands).

Bridgeway Large Cap Value Fund

Offsetting of Financial Assets and Derivative Assets as of March 31, 2014

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Liabilities
Futures Contracts	$(35)	$—	$(35)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of March 31, 2014

		Gross Amounts Not Offset
Counterparty	Net amount of Assets	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$(35)	$—	$—	$(35)

Holland Large Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of March 31, 2014

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Liabilities
Futures Contracts	$(21)	$—	$(21)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of March 31, 2014

		Gross Amounts Not Offset
Counterparty	Net amount of Assets	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$(21)	$—	$—	$(21)

Stephens Small Cap Growth

Offsetting of Financial Assets and Derivative Assets as of March 31, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Liabilities
Securities on Loan	$67,000	$—	$67,000

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of March 31, 2014

		Gross Amounts Not Offset
Counterparty	Net amount of Assets	Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$13,340	$—	$(13,340)	$—
BNP Paraibas Prime Brokerage	5,612	—	(5,612)	—
Citigroup Global Markets, Inc.	18,100	—	(18,100)	—
Credit Suisse Securities LLC	2,073	—	(2,073)	—
Deutsche bank Securities, Inc.	5,589	—	(5,589)	—
Goldman, Sachs & Co.	8,819	—	(8,819)	—
ING Financial Markets LLC	1,084	—	(1,084)	—
JPMorgan Clearing Corp.	5,156	—	(5,156)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,882	—	(4,882)	—
SG Anerucas Securites LLC	2,332	—	(2,332)	—
UBS Securities LLC	13	—	(13)	—

	$67,000	$—	$(67,000)	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $68,608 has been received in connection with securities lending transactions.

Stephens Mid-Cap Growth

Offsetting of Financial Assets and Derivative Assets as of March 31, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Liabilities
Securities on Loan	$11,845	$—	$11,845

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of March 31, 2014

		Gross Amounts Not Offset
Counterparty	Net amount of Assets	Financial Instruments	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$4,733	$—	$(4,733)	$—
BNP Paraibas Prime Brokerage	920	—	(920)	—
Citigroup Global Markets, Inc.	502	—	(502)	—
Credit Suisse Securities LLC	429	—	(429)	—
Deutsche bank Securities, Inc.	2,134	—	(2,134)	—
Goldman, Sachs & Co.	3,127	—	(3,127)	—

	$11,845	$—	$(11,845)	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $12,101 has been received in connection with securities lending transactions.

Securities Lending

The Stephens Small Cap Growth Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-

cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2014, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
TIPs Fund	$226,132	$71	$(5,127)	$(5,056)
Holland Large Cap Growth Fund	62,744	30,989	(577)	30,412
Bridgeway Large Cap Value Fund	460,978	60,478	(2,968)	57,510
Stephens Small Cap Growth Fund	727,107	132,396	(5,621)	116,775
Stephens Mid-Cap Growth Fund	109,001	26,893	(1,331)	25,562

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended March 31, 2014, the Funds did not have capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2014

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: May 30, 2014